Hartford Balanced HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
	Asset-Backed - Automobile - 0.3%
$ 471,985	CFMT LLC 1.39%, 09/22/2031(1)	$461,304
1,682,589	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	1,719,870
	Ford Credit Auto Owner Trust
275,000	1.61%, 10/17/2033(1)	262,508
260,000	1.91%, 10/17/2033(1)	248,350
229,487	SFS Auto Receivables Securitization Trust 5.89%, 03/22/2027(1)	230,166
	Wheels Fleet Lease Funding 1 LLC
1,320,000	4.87%, 06/21/2039(1)	1,331,729
1,174,397	6.46%, 08/18/2038(1)	1,188,472
		5,442,399
	Asset-Backed - Student Loan - 0.1%
1,322,173	Navient Private Education Refi Loan Trust 5.51%, 10/15/2071(1)	1,351,865
	Commercial Mortgage-Backed Securities - 0.4%
	CF Hippolyta Issuer LLC
772,807	1.53%, 03/15/2061(1)	725,880
410,194	1.69%, 07/15/2060(1)	396,908
160,216	1.98%, 03/15/2061(1)	147,483
195,426	5.97%, 08/15/2062(1)	196,427
	New Economy Assets Phase 1 Sponsor LLC
1,530,000	1.91%, 10/20/2061(1)	1,410,038
480,000	2.41%, 10/20/2061(1)	431,790
2,572,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,558,042
375,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(2)	329,722
		6,196,290
	Other Asset-Backed Securities - 0.2%
18,134	Aaset Trust 3.84%, 05/15/2039(1)	17,504
	Castlelake Aircraft Structured Trust
91,794	3.47%, 01/15/2046(1)	88,731
316,332	3.97%, 04/15/2039(1)	289,479
1,321,224	Home Partners of America Trust 2.30%, 12/17/2026(1)	1,248,901
145,569	Horizon Aircraft Finance II Ltd. 3.72%, 07/15/2039(1)	136,877
218,612	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	198,935
1,155,000	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	1,172,789
116,768	MACH 1 Cayman Ltd. 3.47%, 10/15/2039(1)	108,609
61,980	MAPS Ltd. 4.46%, 03/15/2044(1)	56,841
123,052	Start II Ltd. 4.09%, 03/15/2044(1)	118,753
		3,437,419
	Whole Loan Collateral CMO - 0.1%
39,711	Angel Oak Mortgage Trust 2.62%, 11/25/2059(1)(2)	38,860
361,311	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	350,670
	Federal National Mortgage Association Connecticut Avenue Securities Trust
241,740	6.83%, 10/25/2041, 30 day USD SOFR Average + 1.55%(1)(3)	242,764
87,740	11.29%, 10/25/2028, 30 day USD SOFR Average + 6.01%(3)	91,907
	Flagstar Mortgage Trust
543,962	2.00%, 09/25/2041(1)(2)	479,289
262,088	4.00%, 05/25/2048(1)(2)	248,406
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1% - (continued)
	Whole Loan Collateral CMO - 0.1% - (continued)
$ 177,164	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	$168,745
35,985	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(2)	35,648
	Towd Point Mortgage Trust
139,547	2.75%, 06/25/2057(1)(2)	135,300
45,277	3.00%, 01/25/2058(1)(2)	44,446
		1,836,035
	Total Asset & Commercial Mortgage-Backed Securities (cost $18,227,932)	$18,264,008
CORPORATE BONDS - 11.0%
	Aerospace/Defense - 0.1%
1,526,000	HEICO Corp. 5.35%, 08/01/2033	$1,580,725
560,000	Lockheed Martin Corp. 4.85%, 09/15/2041	552,184
		2,132,909
	Airlines - 0.0%
75,149	United Airlines Pass-Through Trust 4.60%, 09/01/2027	74,113
	Beverages - 0.2%
990,000	Anheuser-Busch InBev Worldwide, Inc. 4.38%, 04/15/2038	953,318
	Coca-Cola Consolidated, Inc.
1,969,000	5.25%, 06/01/2029	2,046,266
575,000	5.45%, 06/01/2034	605,363
		3,604,947
	Commercial Banks - 2.3%
1,200,000	Banco Santander SA 5.37%, 07/15/2028, (5.37% fixed rate until 07/15/2027; 1 yr. USD CMT + 0.95% thereafter)(4)	1,227,720
	Bank of America Corp.
1,610,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD Term SOFR + 1.63% thereafter)(4)	1,579,904
2,239,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(4)	2,355,015
574,000	5.87%, 09/15/2034, (5.87% fixed rate until 09/15/2033; 6 mo. USD SOFR + 1.84% thereafter)(4)	618,593
1,640,000	BNP Paribas SA 5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(4)	1,768,889
	BPCE SA
490,000	5.28%, 05/30/2029(1)	505,989
470,000	5.94%, 05/30/2035, (5.94% fixed rate until 05/30/2034; 6 mo. USD SOFR + 1.85% thereafter)(1)(4)	491,527
	Canadian Imperial Bank of Commerce
1,210,000	4.51%, 09/11/2027, (4.51% fixed rate until 09/11/2026; 6 mo. USD SOFR + 0.93% thereafter)(4)	1,216,116
1,430,000	4.63%, 09/11/2030, (4.63% fixed rate until 09/11/2029; 6 mo. USD SOFR + 1.34% thereafter)(4)	1,438,342
1,460,000	5.24%, 06/28/2027	1,499,717
455,000	Citizens Financial Group, Inc. 5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(4)	473,008

1

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.0% - (continued)
	Commercial Banks - 2.3% - (continued)
$ 2,505,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)(5)	$2,607,979
	Credit Agricole SA
1,540,000	4.63%, 09/11/2028, (4.63% fixed rate until 09/11/2027; 6 mo. USD SOFR + 1.00% thereafter)(1)(4)	1,546,381
2,733,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(4)	2,904,720
	Danske Bank AS
1,865,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(4)	1,808,916
900,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(4)	937,613
1,150,000	Goldman Sachs Group, Inc. 6.25%, 02/01/2041	1,306,050
	JP Morgan Chase & Co.
620,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(4)	562,859
390,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(4)	313,465
705,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(4)	685,316
805,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD Term SOFR + 1.59% thereafter)(4)	808,369
	Morgan Stanley
790,000	5.47%, 01/18/2035, (5.47% fixed rate until 01/18/2034; 6 mo. USD SOFR + 1.73% thereafter)(4)	825,152
1,372,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(4)	1,437,039
	UBS AG
1,545,000	5.65%, 09/11/2028	1,620,293
2,737,000	7.50%, 02/15/2028	3,004,894
	UBS Group AG
1,695,000	1.49%, 08/10/2027, (1.49% fixed rate until 08/10/2026; 1 yr. USD CMT + 0.85% thereafter)(1)(4)	1,601,581
1,050,000	6.30%, 09/22/2034, (6.30% fixed rate until 09/22/2033; 1 yr. USD CMT + 2.00% thereafter)(1)(4)	1,151,542
	Wells Fargo & Co.
1,750,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(4)	1,617,645
1,665,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(4)	1,780,579
		39,695,213
	Commercial Services - 0.3%
	Ashtead Capital, Inc.
2,285,000	2.45%, 08/12/2031(1)	1,949,200
600,000	5.50%, 08/11/2032(1)	613,329
380,000	5.55%, 05/30/2033(1)	388,533
470,000	5.80%, 04/15/2034(1)	490,708
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.0% - (continued)
	Commercial Services - 0.3% - (continued)
$ 475,000	5.95%, 10/15/2033(1)	$499,796
895,000	ERAC USA Finance LLC 5.20%, 10/30/2034(1)	932,505
		4,874,071
	Diversified Financial Services - 0.9%
	Aviation Capital Group LLC
1,715,000	1.95%, 09/20/2026(1)	1,624,146
4,566,000	5.38%, 07/15/2029(1)	4,661,775
2,615,000	Blackstone Holdings Finance Co. LLC 2.55%, 03/30/2032(1)	2,265,248
	Capital One Financial Corp.
455,000	5.70%, 02/01/2030, (5.70% fixed rate until 02/01/2029; 6 mo. USD SOFR + 1.91% thereafter)(4)	470,885
2,551,000	5.88%, 07/26/2035, (5.88% fixed rate until 07/26/2034; 6 mo. USD SOFR + 1.99% thereafter)(4)	2,667,221
3,454,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(4)	3,636,497
535,000	7.15%, 10/29/2027, (7.15% fixed rate until 10/29/2026; 6 mo. USD SOFR + 2.44% thereafter)(4)	563,923
96,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(4)	109,085
	Nasdaq, Inc.
175,000	5.95%, 08/15/2053	190,166
165,000	6.10%, 06/28/2063	181,441
		16,370,387
	Electric - 1.3%
1,200,000	American Transmission Systems, Inc. 2.65%, 01/15/2032(1)	1,053,379
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(1)	1,892,310
360,000	Dominion Energy South Carolina, Inc. 6.63%, 02/01/2032	405,397
	Dominion Energy, Inc.
607,000	5.38%, 11/15/2032	634,612
1,176,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(4)	1,284,626
	Emera U.S. Finance LP
990,000	2.64%, 06/15/2031	859,631
291,000	4.75%, 06/15/2046	258,817
1,775,000	Eversource Energy 5.95%, 07/15/2034	1,906,004
	FirstEnergy Pennsylvania Electric Co.
241,000	3.60%, 06/01/2029(1)	232,588
60,000	5.15%, 03/30/2026(1)	60,520
75,000	5.20%, 04/01/2028(1)	76,807
	Georgia Power Co.
1,255,000	4.70%, 05/15/2032	1,277,433
245,000	4.75%, 09/01/2040	238,402
826,000	5.13%, 05/15/2052	825,857
	Pacific Gas & Electric Co.
2,613,300	4.50%, 07/01/2040	2,347,374
2,079,000	6.75%, 01/15/2053	2,367,345
990,000	Public Service Enterprise Group, Inc. 5.20%, 04/01/2029	1,025,727
860,000	San Diego Gas & Electric Co. 3.70%, 03/15/2052	670,550
	SCE Recovery Funding LLC
374,906	0.86%, 11/15/2033	333,650
220,000	1.94%, 05/15/2040	170,939

2

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.0% - (continued)
	Electric - 1.3% - (continued)
$ 125,000	2.51%, 11/15/2043	$88,994
1,156,000	Sempra 4.13%, 04/01/2052, (4.13% fixed rate until 01/01/2027; 5 yr. USD CMT + 2.87% thereafter)(4)	1,096,395
1,241,000	Southern California Edison Co. 5.88%, 12/01/2053	1,343,887
1,413,033	Texas Electric Market Stabilization Funding N LLC 4.27%, 08/01/2036(1)	1,412,012
		21,863,256
	Food - 0.1%
2,226,000	Tyson Foods, Inc. 5.70%, 03/15/2034	2,343,034
	Gas - 0.2%
330,000	Boston Gas Co. 3.15%, 08/01/2027(1)	317,957
500,000	CenterPoint Energy Resources Corp. 5.40%, 07/01/2034	519,497
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	1,806,095
790,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	848,497
		3,492,046
	Healthcare - Products - 0.1%
200,000	Alcon Finance Corp. 5.75%, 12/06/2052(1)	214,945
1,595,000	Smith & Nephew PLC 5.40%, 03/20/2034	1,657,599
		1,872,544
	Healthcare - Services - 0.4%
285,000	Children's Hospital 2.93%, 07/15/2050	197,063
714,000	Dignity Health 3.81%, 11/01/2024	713,181
450,000	HCA, Inc. 5.45%, 04/01/2031	468,532
920,000	Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033(5)	954,641
175,000	Sutter Health 2.29%, 08/15/2030	156,603
320,000	Toledo Hospital 5.75%, 11/15/2038	326,082
	UnitedHealth Group, Inc.
355,000	2.00%, 05/15/2030	316,246
645,000	4.20%, 05/15/2032	639,438
95,000	4.75%, 05/15/2052	90,453
1,005,000	5.50%, 07/15/2044	1,062,328
813,000	5.63%, 07/15/2054	871,219
630,000	5.75%, 07/15/2064	679,265
		6,475,051
	Insurance - 0.9%
	American International Group, Inc.
437,000	3.40%, 06/30/2030	412,874
375,000	4.38%, 06/30/2050	335,843
	Athene Global Funding
2,815,000	2.50%, 03/24/2028(1)	2,621,535
1,800,000	5.35%, 07/09/2027(1)	1,837,637
1,280,000	5.58%, 01/09/2029(1)	1,324,783
1,960,000	Brighthouse Financial Global Funding 5.65%, 06/10/2029(1)	2,023,518
1,389,000	CNO Global Funding 5.88%, 06/04/2027(1)	1,430,375
1,404,000	Corebridge Financial, Inc. 4.35%, 04/05/2042	1,242,861
	Corebridge Global Funding
855,000	5.20%, 06/24/2029(1)	881,828
275,000	5.90%, 09/19/2028(1)	289,159
1,200,000	Equitable Financial Life Global Funding 1.40%, 08/27/2027(1)	1,108,153
1,235,000	Pricoa Global Funding I 4.65%, 08/27/2031(1)	1,249,172
1,010,000	RGA Global Funding 5.45%, 05/24/2029(1)	1,050,734
		15,808,472
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.0% - (continued)
	Internet - 0.0%
	Uber Technologies, Inc.
$ 555,000	4.80%, 09/15/2034	$554,163
190,000	5.35%, 09/15/2054	189,375
		743,538
	Investment Company Security - 0.1%
1,990,000	Abu Dhabi Developmental Holding Co. PJSC 4.38%, 10/02/2031(1)	1,977,859
	Machinery-Diversified - 0.2%
2,805,000	Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	2,962,254
	Media - 0.2%
2,405,000	Comcast Corp. 3.25%, 11/01/2039	1,964,956
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	390,446
250,000	7.30%, 07/01/2038	262,364
		2,617,766
	Mining - 0.3%
	Glencore Funding LLC
805,000	5.37%, 04/04/2029(1)	831,572
689,000	5.63%, 04/04/2034(1)	718,346
425,000	5.89%, 04/04/2054(1)	446,415
3,540,000	6.38%, 10/06/2030(1)	3,845,231
		5,841,564
	Oil & Gas - 0.4%
430,000	Aker BP ASA 5.13%, 10/01/2034(1)	424,509
	Equinor ASA
85,000	2.88%, 04/06/2025	84,214
2,470,000	3.00%, 04/06/2027	2,413,272
	QatarEnergy
935,000	2.25%, 07/12/2031(1)	822,394
780,000	3.13%, 07/12/2041(1)	619,964
	Saudi Arabian Oil Co.
615,000	3.50%, 04/16/2029(1)	592,944
1,210,000	5.25%, 07/17/2034(1)	1,244,500
		6,201,797
	Pharmaceuticals - 0.0%
113,000	CVS Health Corp. 4.30%, 03/25/2028	112,652
	Pipelines - 0.9%
	Columbia Pipelines Holding Co. LLC
630,000	5.10%, 10/01/2031(1)	635,063
305,000	5.68%, 01/15/2034(1)	314,234
	Columbia Pipelines Operating Co. LLC
375,000	5.93%, 08/15/2030(1)	396,885
676,000	6.50%, 08/15/2043(1)	753,417
	Energy Transfer LP
180,000	4.95%, 06/15/2028	182,784
750,000	5.00%, 05/15/2050	676,737
945,000	5.35%, 05/15/2045	899,582
160,000	5.55%, 05/15/2034	165,749
1,606,589	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	1,422,733
	Gray Oak Pipeline LLC
606,000	2.60%, 10/15/2025(1)	590,921
100,000	3.45%, 10/15/2027(1)	96,694
	Greensaif Pipelines Bidco SARL
920,000	5.85%, 02/23/2036(1)	951,056
1,500,000	6.10%, 08/23/2042(1)	1,553,085
1,015,000	MPLX LP 5.50%, 06/01/2034	1,042,051
	ONEOK, Inc.
735,000	4.75%, 10/15/2031	734,530

3

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 11.0% - (continued)
	Pipelines - 0.9% - (continued)
$ 1,833,000	5.70%, 11/01/2054	$1,817,880
	Whistler Pipeline LLC
1,454,000	5.40%, 09/30/2029(1)	1,484,639
995,000	5.70%, 09/30/2031(1)	1,029,360
		14,747,400
	Real Estate Investment Trusts - 0.9%
2,410,000	American Tower Trust I 5.49%, 03/15/2053(1)	2,455,860
2,032,000	Cousins Properties LP 5.88%, 10/01/2034	2,084,129
	Extra Space Storage LP
435,000	5.50%, 07/01/2030	454,415
935,000	5.90%, 01/15/2031	991,251
2,612,000	GLP Capital LP/GLP Financing II, Inc. 6.75%, 12/01/2033	2,873,380
2,718,000	LXP Industrial Trust 6.75%, 11/15/2028	2,906,459
2,173,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 01/15/2035(1)	2,220,018
	SBA Tower Trust
545,000	1.63%, 05/15/2051(1)	510,210
300,000	1.88%, 07/15/2050(1)	289,523
470,000	2.84%, 01/15/2050(1)	466,616
	WEA Finance LLC
160,000	2.88%, 01/15/2027(1)	152,988
350,000	3.50%, 06/15/2029(1)	328,275
		15,733,124
	Semiconductors - 0.5%
1,650,000	Broadcom, Inc. 4.35%, 02/15/2030	1,646,238
	Foundry JV Holdco LLC
305,000	5.90%, 01/25/2030(1)	315,439
1,252,000	6.15%, 01/25/2032(1)	1,301,061
2,290,000	6.25%, 01/25/2035(1)	2,394,075
1,338,000	6.40%, 01/25/2038(1)	1,407,234
2,100,000	Intel Corp. 5.60%, 02/21/2054	2,044,579
		9,108,626
	Software - 0.4%
	Constellation Software, Inc.
225,000	5.16%, 02/16/2029(1)	231,843
2,826,000	5.46%, 02/16/2034(1)	2,952,017
	Oracle Corp.
111,000	3.60%, 04/01/2050	84,384
3,414,000	3.65%, 03/25/2041	2,819,649
		6,087,893
	Telecommunications - 0.3%
	AT&T, Inc.
825,000	3.50%, 06/01/2041	674,663
1,589,000	3.50%, 09/15/2053	1,164,973
84,000	3.65%, 06/01/2051	64,033
146,000	3.85%, 06/01/2060	110,377
1,841,000	4.30%, 12/15/2042	1,638,974
280,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	279,271
1,290,000	T-Mobile USA, Inc. 5.25%, 06/15/2055	1,281,794
		5,214,085
	Total Corporate Bonds (cost $186,692,220)	$189,954,601
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
	Israel - 0.1%
1,630,000	Israel Government International Bonds 5.38%, 03/12/2029	$1,656,292
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.2% - (continued)
	Mexico - 0.1%
	Mexico Government International Bonds
$ 457,000	6.40%, 05/07/2054	$457,268
1,265,000	6.75%, 09/27/2034	1,367,259
		1,824,527
	Total Foreign Government Obligations (cost $3,459,978)	$3,480,819
MUNICIPAL BONDS - 0.5%
	Airport - 0.0%
	Dallas Fort Worth International Airport, TX, Rev
60,000	4.09%, 11/01/2051	$53,842
60,000	4.51%, 11/01/2051	56,145
710,000	Port Auth of New York & New Jersey, NY, Rev 3.18%, 07/15/2060	506,961
		616,948
	General - 0.1%
174,655	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	199,208
540,000	Kansas Dev Finance Auth, KS, Rev, (BAM) 2.77%, 05/01/2051	395,506
1,250,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	1,356,598
		1,951,312
	General Obligation - 0.1%
2,569,412	State of Illinois, IL, GO 5.10%, 06/01/2033	2,609,743
	Tobacco - 0.0%
130,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	119,848
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
25,000	6.20%, 11/15/2026	25,417
375,000	6.67%, 11/15/2039	422,965
785,000	6.81%, 11/15/2040	891,522
		1,339,904
	Utilities - 0.1%
897,287	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	928,050
	Utility - Electric - 0.1%
735,000	Illinois Municipal Electric Agency, IL, Rev 6.83%, 02/01/2035	798,423
813,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	928,308
		1,726,731
	Total Municipal Bonds (cost $9,914,747)	$9,292,536
U.S. GOVERNMENT AGENCIES - 0.7%
	Mortgage-Backed Agencies - 0.7%
	Federal Home Loan Mortgage Corp. - 0.2%
267,961	5.50%, 03/01/2053	$271,218
2,004,280	5.50%, 05/01/2053	2,028,764
523,561	5.50%, 06/01/2053	529,993
269,894	5.50%, 09/01/2053	274,553
698,384	5.50%, 11/01/2053	706,880
983	6.64%, 04/01/2029, 1 yr. USD CMT + 2.24%(3)	982
		3,812,390

4

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.7% - (continued)
	Mortgage-Backed Agencies - 0.7% - (continued)
	Federal National Mortgage Association - 0.0%
$ 264,764	5.50%, 08/01/2053	$268,379
47,912	5.87%, 10/25/2024, 30 day USD SOFR Average + 0.51%(3)	47,715
		316,094
	Government National Mortgage Association - 0.3%
2,018,702	2.50%, 10/20/2049	1,811,144
3,047,000	3.50%, 10/20/2054(6)	2,861,204
27,819	5.00%, 07/15/2037	28,481
570	6.00%, 07/15/2026	572
493	6.00%, 03/15/2028	509
698	6.00%, 04/15/2028	717
6,596	6.00%, 05/15/2028	6,670
9,038	6.00%, 07/15/2028	9,198
3,154	6.00%, 08/15/2028	3,193
16,816	6.00%, 09/15/2028	17,061
25,711	6.00%, 10/15/2028	25,983
22,191	6.00%, 11/15/2028	22,439
17,189	6.00%, 12/15/2028	17,427
379	6.00%, 12/15/2031	394
7,418	6.00%, 09/15/2032	7,842
3,094	6.00%, 11/15/2032	3,251
1,360	6.00%, 04/15/2033	1,396
35,010	6.00%, 06/15/2033	35,889
10,910	6.00%, 10/15/2033	11,478
905	6.00%, 11/15/2033	963
17,375	6.00%, 10/15/2034	17,850
43,040	6.00%, 01/15/2035	44,218
4,917	6.00%, 05/15/2035	5,053
5,645	6.00%, 06/15/2035	5,799
54	6.50%, 03/15/2026	55
124	6.50%, 01/15/2028	125
13,890	6.50%, 03/15/2028	14,066
19,512	6.50%, 04/15/2028	19,708
5,712	6.50%, 05/15/2028	5,806
21,480	6.50%, 06/15/2028	21,868
2,307	6.50%, 10/15/2028	2,353
652	6.50%, 02/15/2035	678
1,291	7.00%, 11/15/2031	1,325
751	7.00%, 03/15/2032	770
352,843	7.00%, 11/15/2032	375,548
33,684	7.00%, 01/15/2033	35,143
39,878	7.00%, 05/15/2033	41,489
5,048	7.00%, 07/15/2033	5,229
44,521	7.00%, 11/15/2033	46,256
14,935	7.50%, 09/16/2035	15,287
15	8.00%, 09/15/2026	15
796	8.00%, 12/15/2026	802
6	8.00%, 09/15/2027	6
804	8.00%, 07/15/2029	828
891	8.00%, 12/15/2029	899
2,389	8.00%, 01/15/2030	2,397
1,019	8.00%, 02/15/2030	1,017
472	8.00%, 03/15/2030	472
4,178	8.00%, 04/15/2030	4,190
2,517	8.00%, 05/15/2030	2,531
13,206	8.00%, 06/15/2030	13,385
720	8.00%, 07/15/2030	722
19,903	8.00%, 08/15/2030	20,097
9,360	8.00%, 09/15/2030	9,391
23,299	8.00%, 12/15/2030	23,369
		5,604,558
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 0.7% - (continued)
	Mortgage-Backed Agencies - 0.7% - (continued)
	Uniform Mortgage-Backed Security - 0.2%
$ 850,000	5.00%, 10/01/2054(6)	$849,137
1,369,000	6.00%, 10/01/2054(6)	1,399,646
		2,248,783
	Total U.S. Government Agencies (cost $11,800,145)	$11,981,825
U.S. GOVERNMENT SECURITIES - 19.7%
	U.S. Treasury Securities - 19.7%
	U.S. Treasury Bonds - 6.3%
9,876,300	2.50%, 02/15/2045(7)	$7,538,395
2,041,900	2.75%, 11/15/2047	1,587,657
5,442,000	2.88%, 05/15/2052	4,255,389
400,000	3.25%, 05/15/2042	355,188
4,488,500	3.38%, 08/15/2042	4,046,313
6,095,900	3.63%, 02/15/2053	5,534,410
6,254,900	3.63%, 05/15/2053	5,684,140
6,595,300	3.88%, 02/15/2043	6,355,705
6,662,100	3.88%, 05/15/2043	6,406,546
6,040,000	4.00%, 11/15/2042	5,936,895
6,089,200	4.00%, 11/15/2052	5,916,990
2,967,100	4.13%, 08/15/2044	2,940,674
2,696,900	4.13%, 08/15/2053	2,681,941
4,057,900	4.25%, 02/15/2054	4,129,547
4,787,800	4.25%, 08/15/2054	4,882,808
10,384,700	4.38%, 02/15/2038	10,927,463
6,195,900	4.38%, 08/15/2043	6,363,383
5,448,200	4.50%, 02/15/2044	5,678,046
1,295,700	4.63%, 05/15/2044	1,371,822
3,995,000	4.63%, 05/15/2054	4,327,084
5,604,000	4.75%, 11/15/2043	6,038,748
4,485,400	4.75%, 11/15/2053	4,947,606
		107,906,750
	U.S. Treasury Notes - 13.4%
3,825,000	0.38%, 11/30/2025	3,673,345
1,080,000	0.88%, 09/30/2026	1,022,836
150,000	1.25%, 05/31/2028	138,000
603,000	1.25%, 09/30/2028	550,732
1,020,000	1.38%, 10/31/2028	934,615
4,505,600	1.50%, 01/31/2027	4,293,344
530,000	1.50%, 11/30/2028	487,310
2,115,000	1.63%, 10/31/2026	2,029,904
590,000	2.63%, 07/31/2029	564,648
890,000	2.75%, 05/31/2029	857,633
326,000	3.25%, 06/30/2029	321,085
3,074,000	3.50%, 04/30/2028	3,064,994
2,564,500	3.50%, 09/30/2029	2,557,384
635,000	3.50%, 04/30/2030	631,031
4,313,500	3.63%, 03/31/2028	4,320,240
1,369,000	3.63%, 05/31/2028	1,370,551
6,466,100	3.63%, 08/31/2029	6,481,760
512,000	3.63%, 03/31/2030	512,000
929,900	3.75%, 08/31/2026	931,171
3,510,900	3.75%, 08/15/2027	3,526,534
7,134,400	3.75%, 12/31/2028	7,178,711
620,000	3.75%, 05/31/2030	623,633
1,633,000	3.75%, 06/30/2030	1,642,568
1,598,000	3.75%, 12/31/2030	1,606,240
564,900	3.75%, 08/31/2031	567,460
916,300	3.88%, 11/30/2027	923,996
4,207,100	3.88%, 12/31/2027	4,245,720
685,000	3.88%, 11/30/2029	693,482
4,726,500	3.88%, 08/15/2034	4,754,564

5

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 19.7% - (continued)
	U.S. Treasury Securities - 19.7% - (continued)
	U.S. Treasury Notes - 13.4% - (continued)
$ 1,100,000	4.00%, 12/15/2025	$1,101,805
2,186,000	4.00%, 02/15/2026	2,191,892
411,000	4.00%, 01/15/2027	414,275
8,016,000	4.00%, 02/29/2028	8,121,836
3,203,000	4.00%, 06/30/2028	3,249,544
7,505,700	4.00%, 01/31/2029	7,628,840
5,718,700	4.00%, 07/31/2029	5,823,692
150,000	4.00%, 10/31/2029	152,684
483,900	4.00%, 07/31/2030	493,030
260,000	4.13%, 06/15/2026	261,737
4,725,200	4.13%, 07/31/2028	4,814,720
8,627,100	4.13%, 03/31/2029	8,818,177
754,300	4.13%, 08/31/2030	773,423
873,100	4.13%, 07/31/2031	896,837
11,364,000	4.25%, 01/31/2026	11,425,703
9,040,700	4.25%, 02/28/2029	9,287,200
8,027,800	4.25%, 06/30/2029	8,257,658
6,227,800	4.38%, 07/31/2026	6,302,242
2,307,500	4.38%, 08/15/2026	2,336,073
3,953,000	4.38%, 12/15/2026	4,014,766
3,675,700	4.38%, 08/31/2028	3,780,084
4,531,000	4.38%, 11/30/2028	4,667,461
3,545,400	4.50%, 03/31/2026	3,583,208
8,519,900	4.50%, 05/31/2029	8,855,038
8,602,300	4.63%, 02/28/2026	8,699,412
10,882,500	4.63%, 06/30/2026	11,048,713
730,000	4.63%, 10/15/2026	743,659
866,000	4.63%, 11/15/2026	883,117
4,485,000	4.63%, 09/30/2028	4,657,042
3,654,600	4.63%, 04/30/2029	3,813,918
1,733,700	4.63%, 04/30/2031	1,830,069
1,012,100	4.63%, 05/31/2031	1,068,635
8,296,200	4.88%, 11/30/2025	8,387,264
1,660,800	4.88%, 04/30/2026	1,689,280
8,934,100	4.88%, 05/31/2026	9,097,427
11,032,000	4.88%, 10/31/2028	11,565,501
927,000	4.88%, 10/31/2030	988,703
		232,230,156
	Total U.S. Government Securities (cost $337,827,291)	$340,136,906
COMMON STOCKS - 65.4%
	Automobiles & Components - 0.7%
401,514	Gentex Corp.	$11,920,951
	Banks - 2.8%
141,135	JP Morgan Chase & Co.	29,759,726
104,860	M&T Bank Corp.	18,677,663
		48,437,389
	Capital Goods - 5.3%
113,311	3M Co.	15,489,614
119,011	Emerson Electric Co.	13,016,233
145,670	Fortune Brands Innovations, Inc.	13,041,835
41,141	General Dynamics Corp.	12,432,810
190,095	Johnson Controls International PLC	14,753,273
52,893	L3Harris Technologies, Inc.	12,581,658
77,146	Middleby Corp.*	10,733,323
		92,048,746
Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.4% - (continued)
	Consumer Discretionary Distribution & Retail - 0.9%
104,178	LKQ Corp.	$4,158,786
40,341	Tractor Supply Co.	11,736,407
		15,895,193
	Consumer Durables & Apparel - 0.7%
66,666	Lennar Corp. Class A	12,498,542
	Consumer Services - 3.0%
98,432	Airbnb, Inc. Class A*	12,482,162
166,782	H&R Block, Inc.	10,598,996
183,888	Starbucks Corp.	17,927,241
144,373	Wyndham Hotels & Resorts, Inc.	11,281,306
		52,289,705
	Energy - 1.7%
135,723	ConocoPhillips	14,288,917
97,059	Targa Resources Corp.	14,365,703
		28,654,620
	Equity Real Estate Investment Trusts (REITs) - 1.5%
118,858	Crown Castle, Inc. REIT	14,100,124
213,077	Gaming & Leisure Properties, Inc. REIT	10,962,812
		25,062,936
	Financial Services - 7.7%
102,609	Ares Management Corp. Class A	15,990,587
79,485	Intercontinental Exchange, Inc.	12,768,470
105,555	KKR & Co., Inc.	13,783,372
55,759	LPL Financial Holdings, Inc.	12,971,216
130,184	Morgan Stanley	13,570,380
159,968	Nasdaq, Inc.	11,679,264
130,286	Raymond James Financial, Inc.	15,954,824
30,218	S&P Global, Inc.	15,611,223
77,141	Visa, Inc. Class A	21,209,918
		133,539,254
	Food, Beverage & Tobacco - 0.9%
396,441	Keurig Dr Pepper, Inc.	14,858,609
	Health Care Equipment & Services - 6.3%
50,331	Align Technology, Inc.*	12,800,180
205,221	Boston Scientific Corp.*	17,197,520
237,281	Centene Corp.*	17,862,513
162,532	Edwards Lifesciences Corp.*	10,725,487
37,419	Elevance Health, Inc.	19,457,880
53,805	UnitedHealth Group, Inc.	31,458,707
		109,502,287
	Household & Personal Products - 1.5%
552,115	Kenvue, Inc.	12,770,420
197,346	Unilever PLC ADR	12,819,596
		25,590,016
	Insurance - 1.8%
28,786	Everest Group Ltd.	11,279,219
241,907	MetLife, Inc.	19,952,489
		31,231,708
	Materials - 0.7%
329,160	Axalta Coating Systems Ltd.*	11,912,300
	Media & Entertainment - 4.9%
337,118	Alphabet, Inc. Class C	56,362,759
92,961	Electronic Arts, Inc.	13,334,326
142,693	Omnicom Group, Inc.	14,753,029
		84,450,114
	Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
157,599	AstraZeneca PLC ADR	12,278,538

6

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 4.8% - (continued)
31,104	Eli Lilly & Co.	$27,556,278
597,297	Pfizer, Inc.	17,285,775
36,968	Roche Holding AG	11,830,394
28,713	Vertex Pharmaceuticals, Inc.*	13,353,842
		82,304,827
	Real Estate Management & Development - 0.8%
107,690	CBRE Group, Inc. Class A*	13,405,251
	Semiconductors & Semiconductor Equipment - 3.6%
179,171	Broadcom, Inc.	30,906,998
74,160	NXP Semiconductors NV	17,799,142
81,409	QUALCOMM, Inc.	13,843,600
		62,549,740
	Software & Services - 10.2%
55,885	Accenture PLC Class A	19,754,230
37,198	Adobe, Inc.*	19,260,380
140,647	Amdocs Ltd.	12,303,800
207,527	Microsoft Corp.	89,298,868
81,134	Salesforce, Inc.	22,207,187
27,206	Synopsys, Inc.*	13,776,846
		176,601,311
	Technology Hardware & Equipment - 3.1%
399,985	Cisco Systems, Inc.	21,287,202
375,115	Corning, Inc.	16,936,442
68,837	F5, Inc.*	15,157,907
		53,381,551
	Transportation - 2.5%
190,594	Knight-Swift Transportation Holdings, Inc.	10,282,546
213,703	Uber Technologies, Inc.*	16,061,918
121,470	United Parcel Service, Inc. Class B	16,561,220
		42,905,684
	Total Common Stocks (cost $672,720,230)	$1,129,040,734
	Total Long-Term Investments (cost $1,240,642,543)	$1,702,151,429
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 7,270,456	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $7,271,440; collateralized by U.S. Treasury Note at 3.50%, maturing 09/30/2026, with a market value of $7,415,914	$7,270,456
	Securities Lending Collateral - 0.0%
87,911	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(8)	87,911
293,036	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(8)	293,036
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.0% - (continued)
87,911	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(8)		$87,911
87,911	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(8)		87,911
			556,769
	Total Short-Term Investments (cost $7,827,225)		$7,827,225
	Total Investments (cost $1,248,469,768)	99.0%	$1,709,978,654
	Other Assets and Liabilities	1.0%	16,908,241
	Net Assets	100.0%	$1,726,886,895
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2024, the aggregate value of these securities was
$103,511,566, representing 6.0% of net assets.

(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2024. Base lending rates may be subject to a floor or cap.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Represents entire or partial securities on loan.
(6)	Represents or includes a TBA transaction.
(7)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2024, the market value of securities pledged was $202,270.

7

Hartford Balanced HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

(8)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$18,264,008	$—	$18,264,008	$—
Corporate Bonds	189,954,601	—	189,954,601	—
Foreign Government Obligations	3,480,819	—	3,480,819	—
Municipal Bonds	9,292,536	—	9,292,536	—
U.S. Government Agencies	11,981,825	—	11,981,825	—
U.S. Government Securities	340,136,906	—	340,136,906	—
Common Stocks
Automobiles & Components	11,920,951	11,920,951	—	—
Banks	48,437,389	48,437,389	—	—
Capital Goods	92,048,746	92,048,746	—	—
Consumer Discretionary Distribution & Retail	15,895,193	15,895,193	—	—
Consumer Durables & Apparel	12,498,542	12,498,542	—	—
Consumer Services	52,289,705	52,289,705	—	—
Energy	28,654,620	28,654,620	—	—
Equity Real Estate Investment Trusts (REITs)	25,062,936	25,062,936	—	—
Financial Services	133,539,254	133,539,254	—	—
Food, Beverage & Tobacco	14,858,609	14,858,609	—	—
Health Care Equipment & Services	109,502,287	109,502,287	—	—
Household & Personal Products	25,590,016	25,590,016	—	—
Insurance	31,231,708	31,231,708	—	—
Materials	11,912,300	11,912,300	—	—
Media & Entertainment	84,450,114	84,450,114	—	—
Pharmaceuticals, Biotechnology & Life Sciences	82,304,827	70,474,433	11,830,394	—
Real Estate Management & Development	13,405,251	13,405,251	—	—
Semiconductors & Semiconductor Equipment	62,549,740	62,549,740	—	—
Software & Services	176,601,311	176,601,311	—	—
Technology Hardware & Equipment	53,381,551	53,381,551	—	—
Transportation	42,905,684	42,905,684	—	—
Short-Term Investments	7,827,225	556,769	7,270,456	—
Total	$1,709,978,654	$1,117,767,109	$592,211,545	$—

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Automobiles & Components - 0.4%
549,972	Gentex Corp.	$16,328,669
	Banks - 1.3%
121,145	M&T Bank Corp.	21,578,347
510,699	Wells Fargo & Co.	28,849,387
		50,427,734
	Capital Goods - 6.1%
43,580	Airbus SE	6,378,205
31,022	Axon Enterprise, Inc.*	12,396,391
59,420	Builders FirstSource, Inc.*	11,519,161
112,659	Dover Corp.	21,601,237
174,196	Emerson Electric Co.	19,051,817
131,146	Fluor Corp.*	6,256,976
120,647	General Dynamics Corp.	36,459,523
48,285	General Electric Co.	9,105,585
350,600	HF Global, Inc.*(1)(2)	7,601,008
162,661	Honeywell International, Inc.	33,623,655
39,980	Lockheed Martin Corp.	23,370,709
51,903	Middleby Corp.*	7,221,264
43,893	Northrop Grumman Corp.	23,178,577
1,204,000	Techtronic Industries Co. Ltd.	17,973,821
		235,737,929
	Consumer Discretionary Distribution & Retail - 5.2%
711,044	Amazon.com, Inc.*	132,488,829
7,170	O'Reilly Automotive, Inc.*	8,256,972
56,277	Ross Stores, Inc.	8,470,251
361,097	TJX Cos., Inc.	42,443,341
115,140	Tory Burch LLC*(1)(2)	6,202,574
		197,861,967
	Consumer Durables & Apparel - 1.7%
621,892	NIKE, Inc. Class B	54,975,253
242,820	On Holding AG Class A*	12,177,423
		67,152,676
	Consumer Services - 2.9%
132,455	Airbnb, Inc. Class A*	16,796,619
319,646	DraftKings, Inc. Class A*	12,530,123
143,417	Las Vegas Sands Corp.	7,219,612
159,244	McDonald's Corp.	48,491,390
39,594	Royal Caribbean Cruises Ltd.	7,022,392
168,570	Viking Holdings Ltd.*	5,881,407
162,379	Wyndham Hotels & Resorts, Inc.	12,688,295
		110,629,838
	Consumer Staples Distribution & Retail - 0.6%
207,043	Kroger Co.	11,863,564
137,488	Sysco Corp.	10,732,313
		22,595,877
	Energy - 3.6%
445,895	Canadian Natural Resources Ltd.	14,808,173
202,565	ConocoPhillips	21,326,043
513,297	EQT Corp.	18,807,202
317,241	Halliburton Co.	9,215,851
588,691	Schlumberger NV	24,695,588
44,501	Targa Resources Corp.	6,586,593
137,214	Valero Energy Corp.	18,528,006
502,117	Williams Cos., Inc.	22,921,641
		136,889,097
	Equity Real Estate Investment Trusts (REITs) - 2.9%
230,020	American Tower Corp. REIT	53,493,451
72,001	AvalonBay Communities, Inc. REIT	16,218,225
27,447	Equinix, Inc. REIT	24,362,781
337,455	UDR, Inc. REIT	15,300,210
		109,374,667
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Financial Services - 7.4%
107,485	American Express Co.	$29,149,932
151,777	Charles Schwab Corp.	9,836,667
50,034	Corpay, Inc.*	15,648,634
169,864	Equitable Holdings, Inc.	7,139,384
35,463	Evercore, Inc. Class A	8,984,196
75,181	KKR & Co., Inc.	9,817,135
36,671	Mastercard, Inc. Class A	18,108,140
314,219	Morgan Stanley	32,754,189
215,052	Raymond James Financial, Inc.	26,335,268
71,967	S&P Global, Inc.	37,179,591
242,814	TPG, Inc.	13,976,374
154,294	Tradeweb Markets, Inc. Class A	19,081,539
143,052	Visa, Inc. Class A	39,332,147
207,908	Voya Financial, Inc.	16,470,472
		283,813,668
	Food, Beverage & Tobacco - 3.3%
397,025	Coca-Cola Co.	28,530,217
84,018	Constellation Brands, Inc. Class A	21,650,598
479,321	Keurig Dr Pepper, Inc.	17,964,951
217,257	PepsiCo, Inc.	36,944,553
341,268	Tyson Foods, Inc. Class A	20,325,922
		125,416,241
	Health Care Equipment & Services - 5.2%
26,900	Align Technology, Inc.*	6,841,208
110,250	Boston Scientific Corp.*	9,238,950
274,242	Centene Corp.*	20,644,938
25,971	Dexcom, Inc.*	1,741,096
276,316	Edwards Lifesciences Corp.*	18,234,093
40,060	Humana, Inc.	12,688,604
19,629	Intuitive Surgical, Inc.*	9,643,139
134,638	Quest Diagnostics, Inc.	20,902,549
96,642	Stryker Corp.	34,912,889
110,400	UnitedHealth Group, Inc.	64,548,672
		199,396,138
	Household & Personal Products - 2.0%
747,590	Kenvue, Inc.	17,291,757
213,434	Procter & Gamble Co.	36,966,769
347,616	Unilever PLC	22,537,083
		76,795,609
	Insurance - 3.9%
62,604	Allstate Corp.	11,872,849
180,967	Chubb Ltd.	52,189,073
54,266	Everest Group Ltd.	21,263,047
124,516	Globe Life, Inc.	13,187,489
173,352	Marsh & McLennan Cos., Inc.	38,673,098
160,158	MetLife, Inc.	13,209,832
		150,395,388
	Materials - 3.0%
130,343	CRH PLC	11,929,190
167,072	FMC Corp.	11,016,728
87,292	Linde PLC	41,626,063
113,037	PPG Industries, Inc.	14,972,881
48,944	Reliance, Inc.	14,155,094
275,520	Rio Tinto PLC ADR	19,608,759
		113,308,715
	Media & Entertainment - 8.5%
561,146	Alphabet, Inc. Class A	93,066,064
192,768	Alphabet, Inc. Class C	32,228,882
63,925	Electronic Arts, Inc.	9,169,402
156,467	Liberty Media Corp.-Liberty Formula One Class C*	12,115,240
233,948	Live Nation Entertainment, Inc.*	25,614,966
110,273	Meta Platforms, Inc. Class A	63,124,676
49,102	Netflix, Inc.*	34,826,576

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7% - (continued)
	Media & Entertainment - 8.5% - (continued)
353,685	Pinterest, Inc. Class A*	$11,448,783
56,952	Spotify Technology SA*	20,988,521
223,559	Walt Disney Co.	21,504,140
		324,087,250
	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
133,486	Agilent Technologies, Inc.	19,820,001
280,591	AstraZeneca PLC ADR	21,860,845
77,984	Charles River Laboratories International, Inc.*	15,360,508
140,600	Danaher Corp.	39,089,612
29,105	Eli Lilly & Co.	25,785,284
158,490	Exact Sciences Corp.*	10,796,339
72,525	Natera, Inc.*	9,207,049
119,532	Novartis AG	13,763,188
908,232	Pfizer, Inc.	26,284,234
348,622	Sanofi SA ADR	20,091,086
40,102	United Therapeutics Corp.*	14,370,552
16,754	Vertex Pharmaceuticals, Inc.*	7,791,950
		224,220,648
	Real Estate Management & Development - 0.3%
42,177	Jones Lang LaSalle, Inc.*	11,379,776
	Semiconductors & Semiconductor Equipment - 11.0%
53,528	ARM Holdings PLC ADR*(3)	7,655,039
273,299	Broadcom, Inc.	47,144,077
131,433	Enphase Energy, Inc.*	14,854,558
60,515	First Solar, Inc.*	15,094,862
103,253	Marvell Technology, Inc.	7,446,606
215,125	Micron Technology, Inc.	22,310,614
1,715,213	NVIDIA Corp.	208,295,467
94,243	NXP Semiconductors NV	22,619,262
143,396	ON Semiconductor Corp.*	10,411,984
96,715	QUALCOMM, Inc.	16,446,386
116,766	Skyworks Solutions, Inc.	11,532,978
191,374	Texas Instruments, Inc.	39,532,127
		423,343,960
	Software & Services - 8.8%
171,029	Accenture PLC Class A	60,455,331
41,914	Adobe, Inc.*	21,702,231
48,881	Datadog, Inc. Class A*	5,624,248
22,430	Intuit, Inc.	13,929,030
453,136	Microsoft Corp.	194,984,421
74,494	Salesforce, Inc.	20,389,753
21,396	ServiceNow, Inc.*	19,136,368
5,611	Sharecare, Inc. Earnout*(1)(2)	79
		336,221,461
	Technology Hardware & Equipment - 8.7%
1,269,677	Apple, Inc.	295,834,741
53,234	Arista Networks, Inc.*	20,432,274
52,398	Dell Technologies, Inc. Class C	6,211,259
281,737	Flex Ltd.*	9,418,468
		331,896,742
	Telecommunication Services - 0.7%
138,146	T-Mobile U.S., Inc.	28,507,808
	Transportation - 2.4%
453,544	Delta Air Lines, Inc.	23,035,500
307,074	Knight-Swift Transportation Holdings, Inc.	16,566,642
235,285	Uber Technologies, Inc.*	17,684,021
67,872	Union Pacific Corp.	16,729,090
135,011	United Parcel Service, Inc. Class B	18,407,400
		92,422,653
	Utilities - 2.0%
242,898	Edison International	21,153,987
104,237	Eversource Energy	7,093,328
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.7% - (continued)
	Utilities - 2.0% - (continued)
635,561	Exelon Corp.		$25,771,998
1,379,989	Iberdrola SA		21,333,421
			75,352,734
	Total Common Stocks (cost $2,566,634,634)		$3,743,557,245
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Software & Services - 0.0%
58	Magic Leap, Inc. Class A*(1)(2)(4)		$56
	Total Convertible Preferred Stocks (cost $679,566)		$56
	Total Long-Term Investments (cost $2,567,314,200)		$3,743,557,301
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.4%
$ 17,336,869	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $17,339,214; collateralized by U.S. Treasury Note at 3.50%, maturing 09/30/2026, with a market value of $17,683,684		$17,336,869
	Securities Lending Collateral - 0.2%
1,180,396	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(5)		1,180,396
3,934,656	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(5)		3,934,656
1,180,397	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(5)		1,180,397
1,180,397	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(5)		1,180,397
			7,475,846
	Total Short-Term Investments (cost $24,812,715)		$24,812,715
	Total Investments (cost $2,592,126,915)	98.3%	$3,768,370,016
	Other Assets and Liabilities	1.7%	64,279,972
	Net Assets	100.0%	$3,832,649,988
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

10

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $13,803,717 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2015	HF Global, Inc.	350,600	$4,713,607	$7,601,008
12/2015	Magic Leap, Inc. Class A Convertible Preferred	58	679,566	56
07/2021	Sharecare, Inc. Earnout	5,611	—	79
11/2013	Tory Burch LLC	115,140	9,024,247	6,202,574
			$14,417,420	$13,803,717

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	277	12/20/2024	$80,527,363	$1,635,297
Total futures contracts				$1,635,297
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

11

Hartford Capital Appreciation HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$16,328,669	$16,328,669	$—	$—
Banks	50,427,734	50,427,734	—	—
Capital Goods	235,737,929	203,784,895	24,352,026	7,601,008
Consumer Discretionary Distribution & Retail	197,861,967	191,659,393	—	6,202,574
Consumer Durables & Apparel	67,152,676	67,152,676	—	—
Consumer Services	110,629,838	110,629,838	—	—
Consumer Staples Distribution & Retail	22,595,877	22,595,877	—	—
Energy	136,889,097	136,889,097	—	—
Equity Real Estate Investment Trusts (REITs)	109,374,667	109,374,667	—	—
Financial Services	283,813,668	283,813,668	—	—
Food, Beverage & Tobacco	125,416,241	125,416,241	—	—
Health Care Equipment & Services	199,396,138	199,396,138	—	—
Household & Personal Products	76,795,609	54,258,526	22,537,083	—
Insurance	150,395,388	150,395,388	—	—
Materials	113,308,715	101,379,525	11,929,190	—
Media & Entertainment	324,087,250	324,087,250	—	—
Pharmaceuticals, Biotechnology & Life Sciences	224,220,648	210,457,460	13,763,188	—
Real Estate Management & Development	11,379,776	11,379,776	—	—
Semiconductors & Semiconductor Equipment	423,343,960	423,343,960	—	—
Software & Services	336,221,461	336,221,382	—	79
Technology Hardware & Equipment	331,896,742	331,896,742	—	—
Telecommunication Services	28,507,808	28,507,808	—	—
Transportation	92,422,653	92,422,653	—	—
Utilities	75,352,734	54,019,313	21,333,421	—
Convertible Preferred Stocks	56	—	—	56
Short-Term Investments	24,812,715	7,475,846	17,336,869	—
Futures Contracts(2)	1,635,297	1,635,297	—	—
Total	$3,770,005,313	$3,644,949,819	$111,251,777	$13,803,717

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

12

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 0.5%
63,125	Tesla, Inc.*	$16,515,394
	Banks - 4.8%
1,083,903	Bank of America Corp.	43,009,271
319,880	JP Morgan Chase & Co.	67,449,897
626,710	Wells Fargo & Co.	35,402,848
		145,862,016
	Capital Goods - 7.9%
144,098	AMETEK, Inc.	24,743,068
91,518	Builders FirstSource, Inc.*	17,741,679
64,459	Deere & Co.	26,900,674
177,127	Emerson Electric Co.	19,372,380
108,010	GE Vernova, Inc.*	27,540,390
122,661	General Dynamics Corp.	37,068,154
70,291	IDEX Corp.	15,077,420
310,705	Ingersoll Rand, Inc.	30,498,803
310,264	RTX Corp.	37,591,586
		236,534,154
	Commercial & Professional Services - 0.9%
128,596	Republic Services, Inc.	25,827,221
	Consumer Discretionary Distribution & Retail - 6.5%
740,904	Amazon.com, Inc.*	138,052,642
10,637	AutoZone, Inc.*	33,506,976
193,858	TJX Cos., Inc.	22,786,069
38,805	Tory Burch LLC*(1)(2)	2,090,427
		196,436,114
	Consumer Durables & Apparel - 0.8%
269,970	NIKE, Inc. Class B	23,865,348
	Consumer Services - 2.1%
111,003	Marriott International, Inc. Class A	27,595,346
113,866	McDonald's Corp.	34,673,336
		62,268,682
	Energy - 2.8%
160,250	Chesapeake Energy Corp.(3)	13,180,562
277,144	ConocoPhillips	29,177,720
218,748	EOG Resources, Inc.	26,890,692
112,057	Phillips 66	14,729,893
		83,978,867
	Equity Real Estate Investment Trusts (REITs) - 2.2%
182,517	Iron Mountain, Inc. REIT	21,688,495
172,842	Lineage, Inc. REIT(3)	13,547,356
231,135	Welltower, Inc. REIT	29,592,214
		64,828,065
	Financial Services - 5.1%
150,883	American Express Co.	40,919,469
128,671	Mastercard, Inc. Class A	63,537,740
326,813	Morgan Stanley	34,066,987
227,262	Nasdaq, Inc.	16,592,399
		155,116,595
	Food, Beverage & Tobacco - 2.1%
448,782	Brown-Forman Corp. Class B	22,080,074
85,013	Constellation Brands, Inc. Class A	21,907,000
373,279	Monster Beverage Corp.*	19,473,966
		63,461,040
	Health Care Equipment & Services - 5.8%
336,729	Abbott Laboratories	38,390,473
466,297	Boston Scientific Corp.*	39,075,689
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Health Care Equipment & Services - 5.8% - (continued)
124,860	Cencora, Inc.	$28,103,489
117,592	UnitedHealth Group, Inc.	68,753,690
		174,323,341
	Household & Personal Products - 2.7%
245,455	Estee Lauder Cos., Inc. Class A	24,469,409
330,656	Procter & Gamble Co.	57,269,619
		81,739,028
	Insurance - 2.7%
202,581	Arch Capital Group Ltd.*	22,664,762
83,907	Chubb Ltd.	24,197,940
134,680	Progressive Corp.	34,176,397
		81,039,099
	Materials - 1.8%
369,086	Freeport-McMoRan, Inc.	18,424,773
76,841	Linde PLC	36,642,399
		55,067,172
	Media & Entertainment - 8.1%
753,475	Alphabet, Inc. Class A	124,963,829
138,983	Meta Platforms, Inc. Class A	79,559,428
55,337	Netflix, Inc.*	39,248,874
		243,772,131
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
125,054	Danaher Corp.	34,767,513
70,959	Eli Lilly & Co.	62,865,416
439,945	Merck & Co., Inc.	49,960,154
56,839	Thermo Fisher Scientific, Inc.	35,158,900
69,869	Vertex Pharmaceuticals, Inc.*	32,494,675
118,883	Zoetis, Inc.	23,227,361
		238,474,019
	Semiconductors & Semiconductor Equipment - 10.9%
466,897	Broadcom, Inc.	80,539,733
43,398	KLA Corp.	33,607,845
1,446,746	NVIDIA Corp.	175,692,834
178,544	Texas Instruments, Inc.	36,881,834
		326,722,246
	Software & Services - 10.6%
77,125	Accenture PLC Class A	27,262,145
486,450	Microsoft Corp.	209,319,435
56,635	Roper Technologies, Inc.	31,513,979
126,195	Salesforce, Inc.	34,540,834
69,281	Workday, Inc. Class A*	16,932,969
		319,569,362
	Technology Hardware & Equipment - 10.1%
989,047	Apple, Inc.	230,447,951
129,748	CDW Corp.	29,361,972
98,044	Motorola Solutions, Inc.	44,083,524
		303,893,447
	Utilities - 3.1%
228,519	Atmos Energy Corp.	31,697,871
236,021	Duke Energy Corp.	27,213,221
1,450,882	PG&E Corp.	28,683,937
61,900	WEC Energy Group, Inc.	5,953,542
		93,548,571
	Total Common Stocks (cost $1,623,198,319)	$2,992,841,912
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Health Care Equipment & Services - 0.1%
1,871,878	Lumeris Group Holdings Corp.*(1)(2)(4)	$3,350,662

13

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.2% - (continued)
	Software & Services - 0.1%
287,204	Lookout, Inc. Series F*(1)(2)(4)		$2,311,992
	Total Convertible Preferred Stocks (cost $6,240,761)		$5,662,654
	Total Long-Term Investments (cost $1,629,439,080)		$2,998,504,566
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.0%
$ 61,255	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $61,263; collateralized by U.S. Treasury Note at 3.50%, maturing 09/30/2026, with a market value of $62,578		$61,255
	Securities Lending Collateral - 0.2%
649,023	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(5)		649,023
2,163,411	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(5)		2,163,411
649,023	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(5)		649,023
649,023	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(5)		649,023
			4,110,480
	Total Short-Term Investments (cost $4,171,735)		$4,171,735
	Total Investments (cost $1,633,610,815)	99.8%	$3,002,676,301
	Other Assets and Liabilities	0.2%	6,964,947
	Net Assets	100.0%	$3,009,641,248
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,753,081 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	287,204	$3,280,760	$2,311,992
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	1,871,878	2,960,001	3,350,662
11/2013	Tory Burch LLC	38,805	3,041,403	2,090,427
			$9,282,164	$7,753,081

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Currently no rate available.
(5)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

14

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$16,515,394	$16,515,394	$—	$—
Banks	145,862,016	145,862,016	—	—
Capital Goods	236,534,154	236,534,154	—	—
Commercial & Professional Services	25,827,221	25,827,221	—	—
Consumer Discretionary Distribution & Retail	196,436,114	194,345,687	—	2,090,427
Consumer Durables & Apparel	23,865,348	23,865,348	—	—
Consumer Services	62,268,682	62,268,682	—	—
Energy	83,978,867	83,978,867	—	—
Equity Real Estate Investment Trusts (REITs)	64,828,065	64,828,065	—	—
Financial Services	155,116,595	155,116,595	—	—
Food, Beverage & Tobacco	63,461,040	63,461,040	—	—
Health Care Equipment & Services	174,323,341	174,323,341	—	—
Household & Personal Products	81,739,028	81,739,028	—	—
Insurance	81,039,099	81,039,099	—	—
Materials	55,067,172	55,067,172	—	—
Media & Entertainment	243,772,131	243,772,131	—	—
Pharmaceuticals, Biotechnology & Life Sciences	238,474,019	238,474,019	—	—
Semiconductors & Semiconductor Equipment	326,722,246	326,722,246	—	—
Software & Services	319,569,362	319,569,362	—	—
Technology Hardware & Equipment	303,893,447	303,893,447	—	—
Utilities	93,548,571	93,548,571	—	—
Convertible Preferred Stocks	5,662,654	—	—	5,662,654
Short-Term Investments	4,171,735	4,110,480	61,255	—
Total	$3,002,676,301	$2,994,861,965	$61,255	$7,753,081

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

15

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Banks - 6.4%
1,174,880	Bank of America Corp.	$46,619,238
387,703	JP Morgan Chase & Co.	81,751,055
1,632,592	Wells Fargo & Co.	92,225,122
		220,595,415
	Capital Goods - 7.8%
185,192	Airbus SE	27,104,005
151,377	General Dynamics Corp.	45,746,129
189,545	Honeywell International, Inc.	39,180,847
113,697	Lockheed Martin Corp.	66,462,718
468,148	Otis Worldwide Corp.	48,659,303
236,693	Westinghouse Air Brake Technologies Corp.	43,023,687
		270,176,689
	Consumer Discretionary Distribution & Retail - 3.4%
118,938	Home Depot, Inc.	48,193,678
88,491	Lowe's Cos., Inc.	23,967,787
398,845	TJX Cos., Inc.	46,880,241
		119,041,706
	Consumer Services - 0.5%
4,432	Booking Holdings, Inc.	18,668,116
	Consumer Staples Distribution & Retail - 0.6%
246,564	Sysco Corp.	19,246,786
	Energy - 7.5%
245,438	Chevron Corp.	36,145,655
497,025	ConocoPhillips	52,326,792
1,757,376	Coterra Energy, Inc.	42,089,155
188,358	Diamondback Energy, Inc.	32,472,919
800,813	TotalEnergies SE ADR	51,748,536
983,694	Williams Cos., Inc.	44,905,631
		259,688,688
	Equity Real Estate Investment Trusts (REITs) - 2.9%
257,557	American Tower Corp. REIT	59,897,456
110,005	Public Storage REIT	40,027,519
		99,924,975
	Financial Services - 6.8%
221,250	American Express Co.	60,003,000
36,163	BlackRock, Inc.	34,337,130
517,578	Morgan Stanley	53,952,331
90,358	S&P Global, Inc.	46,680,750
154,027	Visa, Inc. Class A	42,349,723
		237,322,934
	Food, Beverage & Tobacco - 4.4%
1,126,786	Keurig Dr Pepper, Inc.	42,231,939
242,255	Mondelez International, Inc. Class A	17,846,926
528,044	Philip Morris International, Inc.	64,104,542
483,789	Tyson Foods, Inc. Class A	28,814,473
		152,997,880
	Health Care Equipment & Services - 7.6%
148,677	Becton Dickinson & Co.	35,846,025
90,220	Elevance Health, Inc.	46,914,400
115,264	HCA Healthcare, Inc.	46,846,748
536,332	Medtronic PLC	48,285,970
143,833	UnitedHealth Group, Inc.	84,096,278
		261,989,421
	Household & Personal Products - 2.2%
1,192,510	Kenvue, Inc.	27,582,756
766,930	Unilever PLC ADR	49,819,773
		77,402,529
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	Insurance - 3.0%
501,967	American International Group, Inc.	$36,759,043
81,303	Chubb Ltd.	23,446,972
530,495	Principal Financial Group, Inc.	45,569,521
		105,775,536
	Materials - 4.6%
3,385,003	Amcor PLC	38,352,084
671,365	BHP Group Ltd. ADR(1)	41,698,480
249,521	Celanese Corp.	33,924,875
704,272	FMC Corp.	46,439,696
		160,415,135
	Media & Entertainment - 6.9%
778,644	Alphabet, Inc. Class A	129,138,107
629,933	Comcast Corp. Class A	26,312,301
423,622	Omnicom Group, Inc.	43,798,279
400,157	Walt Disney Co.	38,491,102
		237,739,789
	Pharmaceuticals, Biotechnology & Life Sciences - 7.2%
230,999	Agilent Technologies, Inc.	34,298,731
624,186	AstraZeneca PLC ADR	48,630,331
422,382	Gilead Sciences, Inc.	35,412,507
359,623	Merck & Co., Inc.	40,838,788
385,639	Novartis AG ADR	44,356,198
1,639,873	Pfizer, Inc.	47,457,925
		250,994,480
	Semiconductors & Semiconductor Equipment - 5.3%
164,929	Micron Technology, Inc.	17,104,787
177,212	NXP Semiconductors NV	42,532,652
386,821	QUALCOMM, Inc.	65,778,911
280,190	Texas Instruments, Inc.	57,878,848
		183,295,198
	Software & Services - 7.7%
88,060	Accenture PLC Class A	31,127,449
750,463	Cognizant Technology Solutions Corp. Class A	57,920,734
355,756	Microsoft Corp.	153,081,807
47,299	Roper Technologies, Inc.	26,319,055
		268,449,045
	Technology Hardware & Equipment - 5.4%
446,816	Apple, Inc.	104,108,128
1,537,733	Cisco Systems, Inc.	81,838,150
		185,946,278
	Telecommunication Services - 0.8%
133,385	T-Mobile U.S., Inc.	27,525,329
	Transportation - 0.8%
562,201	Delta Air Lines, Inc.	28,554,189
	Utilities - 6.0%
600,074	American Electric Power Co., Inc.	61,567,593
387,263	Duke Energy Corp.	44,651,424
1,397,135	Exelon Corp.	56,653,824
519,853	Sempra	43,475,306
		206,348,147
	Total Common Stocks (cost $2,007,255,420)	$3,392,098,265

16

Hartford Dividend and Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.4%
$ 14,336,076	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $14,338,015; collateralized by U.S. Treasury Note at 3.50%, maturing 09/30/2026, with a market value of $14,622,835		$14,336,076
	Securities Lending Collateral - 0.5%
2,720,216	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(2)		2,720,216
9,067,384	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(2)		9,067,384
2,720,215	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(2)		2,720,215
2,720,215	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(2)		2,720,215
			17,228,030
	Total Short-Term Investments (cost $31,564,106)		$31,564,106
	Total Investments (cost $2,038,819,526)	98.7%	$3,423,662,371
	Other Assets and Liabilities	1.3%	43,474,440
	Net Assets	100.0%	$3,467,136,811
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$220,595,415	$220,595,415	$—	$—
Capital Goods	270,176,689	243,072,684	27,104,005	—
Consumer Discretionary Distribution & Retail	119,041,706	119,041,706	—	—
Consumer Services	18,668,116	18,668,116	—	—
Consumer Staples Distribution & Retail	19,246,786	19,246,786	—	—
Energy	259,688,688	259,688,688	—	—
Equity Real Estate Investment Trusts (REITs)	99,924,975	99,924,975	—	—
Financial Services	237,322,934	237,322,934	—	—
Food, Beverage & Tobacco	152,997,880	152,997,880	—	—
Health Care Equipment & Services	261,989,421	261,989,421	—	—
Household & Personal Products	77,402,529	77,402,529	—	—
Insurance	105,775,536	105,775,536	—	—
Materials	160,415,135	160,415,135	—	—
Media & Entertainment	237,739,789	237,739,789	—	—
Pharmaceuticals, Biotechnology & Life Sciences	250,994,480	250,994,480	—	—
Semiconductors & Semiconductor Equipment	183,295,198	183,295,198	—	—
Software & Services	268,449,045	268,449,045	—	—
Technology Hardware & Equipment	185,946,278	185,946,278	—	—
Telecommunication Services	27,525,329	27,525,329	—	—
Transportation	28,554,189	28,554,189	—	—
Utilities	206,348,147	206,348,147	—	—
Short-Term Investments	31,564,106	17,228,030	14,336,076	—
Total	$3,423,662,371	$3,382,222,290	$41,440,081	$—

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.

17

Hartford Healthcare HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Biotechnology - 19.9%
3,135	AbbVie, Inc.	$619,100
15,480	Akero Therapeutics, Inc.*	444,121
3,367	Alnylam Pharmaceuticals, Inc.*	926,026
1,780	Amgen, Inc.	573,534
11,612	Apellis Pharmaceuticals, Inc.*	334,890
5,851	Apogee Therapeutics, Inc.*	343,688
3,222	Argenx SE ADR*	1,746,582
4,672	Ascendis Pharma AS ADR*	697,576
70,560	Autolus Therapeutics PLC ADR*	256,133
17,276	Avidity Biosciences, Inc.*	793,487
4,835	Biogen, Inc.*	937,216
4,737	Blueprint Medicines Corp.*	438,173
16,207	Celldex Therapeutics, Inc.*	550,876
12,220	Crinetics Pharmaceuticals, Inc.*	624,442
10,271	Cytokinetics, Inc.*	542,309
8,521	Disc Medicine, Inc.*	418,722
21,231	Exact Sciences Corp.*	1,446,256
1,290	Genmab AS*	312,740
12,228	Genus PLC	328,581
39,365	Immatics NV*	449,155
10,726	Immunocore Holdings PLC ADR*	333,900
8,138	Ionis Pharmaceuticals, Inc.*	326,008
9,801	Kymera Therapeutics, Inc.*	463,881
3,501	Legend Biotech Corp. ADR*	170,604
10,263	Merus NV*	512,739
3,671	Moderna, Inc.*	245,333
6,809	MoonLake Immunotherapeutics*	343,310
3,724	Natera, Inc.*	472,762
3,958	Nuvalent, Inc. Class A*	404,903
9,928	PTC Therapeutics, Inc.*	368,329
1,917	Regeneron Pharmaceuticals, Inc.*	2,015,227
16,641	REVOLUTION Medicines, Inc.*	754,669
21,734	Rocket Pharmaceuticals, Inc.*	401,427
5,869	Sarepta Therapeutics, Inc.*	732,979
99,804	Savara, Inc.*	423,169
15,900	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	373,821
9,070	Soleno Therapeutics, Inc.*	457,944
11,031	Ultragenyx Pharmaceutical, Inc.*	612,772
3,098	United Therapeutics Corp.*	1,110,168
5,978	Vaxcyte, Inc.*	683,106
7,616	Vertex Pharmaceuticals, Inc.*	3,542,049
11,017	Xenon Pharmaceuticals, Inc.*	433,739
12,708	Zai Lab Ltd. ADR*	306,771
		28,273,217
	Health Care Distributors - 1.9%
11,766	Cencora, Inc.	2,648,291
	Health Care Equipment - 13.0%
13,221	Abbott Laboratories	1,507,326
58,862	Boston Scientific Corp.*	4,932,636
5,045	DiaSorin SpA	589,894
38,972	Edwards Lifesciences Corp.*	2,571,762
8,413	Glaukos Corp.*	1,096,046
5,249	Hologic, Inc.*	427,583
1,603	Inspire Medical Systems, Inc.*	338,313
4,765	Insulet Corp.*	1,109,054
10,335	Intuitive Surgical, Inc.*	5,077,275
2,023	Stryker Corp.	730,829
		18,380,718
	Health Care Facilities - 5.7%
26,362	Acadia Healthcare Co., Inc.*	1,671,615
34,778	Ardent Health Partners, Inc.*	639,220
10,169	Encompass Health Corp.	982,732
8,073	HCA Healthcare, Inc.	3,281,109
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Health Care Facilities - 5.7% - (continued)
21,490	PACS Group, Inc.*	$858,955
21,836	Surgery Partners, Inc.*	703,993
		8,137,624
	Health Care Services - 3.2%
6,562	Addus HomeCare Corp.*	872,943
102,397	agilon health, Inc.*	402,420
5,142	Labcorp Holdings, Inc.	1,149,134
112,565	LifeStance Health Group, Inc.*	787,955
27,905	Option Care Health, Inc.*	873,426
25,770	Privia Health Group, Inc.*	469,272
		4,555,150
	Health Care Supplies - 0.5%
2,765	Align Technology, Inc.*	703,195
	Health Care Technology - 0.7%
34,930	Evolent Health, Inc. Class A*	987,820
	Life Sciences Tools & Services - 10.4%
12,187	Agilent Technologies, Inc.	1,809,526
6,041	Bio-Techne Corp.	482,857
19,403	Danaher Corp.	5,394,422
5,660	ICON PLC*	1,626,175
15,733	Qiagen NV*	716,953
1,207	Tecan Group AG	396,645
6,950	Thermo Fisher Scientific, Inc.	4,299,061
		14,725,639
	Managed Health Care - 13.3%
26,742	Centene Corp.*	2,013,138
1,905	Elevance Health, Inc.	990,600
5,801	Humana, Inc.	1,837,409
3,840	Molina Healthcare, Inc.*	1,323,110
21,813	UnitedHealth Group, Inc.	12,753,625
		18,917,882
	Pharmaceuticals - 30.2%
89,185	Astellas Pharma, Inc.	1,030,743
34,691	AstraZeneca PLC ADR	2,702,776
23,500	Chugai Pharmaceutical Co. Ltd.	1,139,071
49,392	Daiichi Sankyo Co. Ltd.	1,631,533
20,509	Eisai Co. Ltd.	764,472
54,940	Elanco Animal Health, Inc.*	807,069
17,575	Eli Lilly & Co.	15,570,395
13,358	Galderma Group AG*	1,240,549
51,987	GSK PLC	1,058,508
14,099	Longboard Pharmaceuticals, Inc.*	469,920
53,784	Merck & Co., Inc.	6,107,711
5,882	Novartis AG	677,267
16,988	Novo Nordisk AS Class B	2,014,972
20,400	Otsuka Holdings Co. Ltd.	1,158,702
47,662	Pfizer, Inc.	1,379,338
14,273	Structure Therapeutics, Inc. ADR*	626,442
5,817	UCB SA	1,050,066
23,518	Verona Pharma PLC ADR*	676,613
13,602	Zoetis, Inc.	2,657,559
		42,763,706
	Total Common Stocks (cost $90,428,428)	$140,093,242

18

Hartford Healthcare HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
885	Abiomed, Inc. CVR*(1)(2)(3)		$903
	Total Rights (cost $903)		$903
	Total Long-Term Investments (cost $90,429,331)		$140,094,145
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 549,565	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $549,639; collateralized by U.S. Treasury Note at 3.50%, maturing 09/30/2026, with a market value of $560,572		$549,565
	Total Short-Term Investments (cost $549,565)		$549,565
	Total Investments (cost $90,978,896)	99.2%	$140,643,710
	Other Assets and Liabilities	0.8%	1,089,099
	Net Assets	100.0%	$141,732,809
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $903 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	885	$903	$903

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no expiration date available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$28,273,217	$27,258,075	$1,015,142	$—
Health Care Distributors	2,648,291	2,648,291	—	—
Health Care Equipment	18,380,718	17,790,824	589,894	—
Health Care Facilities	8,137,624	8,137,624	—	—
Health Care Services	4,555,150	4,555,150	—	—
Health Care Supplies	703,195	703,195	—	—
Health Care Technology	987,820	987,820	—	—
Life Sciences Tools & Services	14,725,639	14,328,994	396,645	—
Managed Health Care	18,917,882	18,917,882	—	—
Pharmaceuticals	42,763,706	32,238,372	10,525,334	—
Rights	903	—	—	903
Short-Term Investments	549,565	—	549,565	—
Total	$140,643,710	$127,566,227	$13,076,580	$903

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

19

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1%
	Brazil - 1.7%
2,769	MercadoLibre, Inc.*	$5,681,877
1,470,913	TIM SA	5,057,217
269,334	XP, Inc. Class A	4,831,852
		15,570,946
	Canada - 9.2%
104,375	Cameco Corp.	4,986,261
143,577	Canadian Pacific Kansas City Ltd.	12,279,605
596,390	Cenovus Energy, Inc.	9,974,744
4,479	Constellation Software, Inc.	14,571,777
111,866	RB Global, Inc.	9,003,375
131,507	Royal Bank of Canada	16,413,458
82,256	Shopify, Inc. Class A*	6,589,846
64,416	TFI International, Inc.	8,823,294
		82,642,360
	Chile - 0.6%
545,815	Lundin Mining Corp.	5,718,658
	China - 5.3%
828,715	ENN Energy Holdings Ltd.	6,225,444
300,315	KE Holdings, Inc. ADR	5,979,272
629,638	Proya Cosmetics Co. Ltd. Class A	9,814,863
459,691	Tencent Holdings Ltd.	25,561,044
		47,580,623
	Denmark - 1.9%
141,925	Novo Nordisk AS Class B	16,833,940
	France - 7.0%
264,991	Accor SA	11,519,125
50,381	Airbus SE	7,373,574
139,649	Bureau Veritas SA	4,633,075
46,120	Capgemini SE	9,957,331
4,568	Hermes International SCA	11,248,029
18,736	L'Oreal SA	8,403,782
215,031	Renault SA	9,348,006
		62,482,922
	Germany - 12.5%
50,752	adidas AG	13,448,590
58,662	Allianz SE	19,295,042
564,194	Deutsche Telekom AG	16,569,941
379,305	Infineon Technologies AG	13,316,600
41,750	Merck KGaA	7,370,154
280,704	RWE AG	10,226,832
76,424	SAP SE	17,480,653
73,189	Siemens AG	14,806,709
		112,514,521
	Hong Kong - 2.5%
1,524,396	AIA Group Ltd.	13,312,333
222,420	Hong Kong Exchanges & Clearing Ltd.	9,085,935
		22,398,268
	India - 3.7%
930,189	Axis Bank Ltd.	13,675,584
201,971	Larsen & Toubro Ltd.	8,857,132
293,154	Reliance Industries Ltd.	10,314,021
		32,846,737
	Indonesia - 1.0%
13,355,020	Bank Central Asia Tbk. PT	9,107,700
	Italy - 3.3%
19,333	Ferrari NV	9,059,456
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.1% - (continued)
	Italy - 3.3% - (continued)
3,158,332	Saipem SpA*	$6,978,944
307,511	UniCredit SpA	13,500,223
		29,538,623
	Japan - 15.9%
322,244	Bandai Namco Holdings, Inc.	7,353,018
54,300	Daikin Industries Ltd.	7,621,603
28,100	Fast Retailing Co. Ltd.	9,323,499
271,130	ITOCHU Corp.	14,612,564
26,522	Keyence Corp.	12,710,986
1,639,400	Mitsubishi UFJ Financial Group, Inc.	16,834,330
181,300	Nomura Research Institute Ltd.	6,728,343
213,900	Otsuka Holdings Co. Ltd.	12,149,327
149,400	Recruit Holdings Co. Ltd.	9,076,407
467,300	Renesas Electronics Corp.	6,781,764
144,400	SoftBank Group Corp.	8,565,264
778,500	Sony Group Corp.	15,124,372
315,400	Sumitomo Mitsui Trust Holdings, Inc.	7,549,076
500,499	T&D Holdings, Inc.	8,824,198
		143,254,751
	Netherlands - 4.1%
22,228	ASML Holding NV	18,490,581
57,400	EXOR NV	6,153,503
74,537	Wolters Kluwer NV	12,572,277
		37,216,361
	Singapore - 0.8%
3,005,644	Singapore Telecommunications Ltd.	7,557,425
	South Africa - 1.7%
462,010	Anglo American PLC	15,017,957
	South Korea - 0.7%
141,824	Shinhan Financial Group Co. Ltd.	6,015,115
	Spain - 1.6%
902,657	Iberdrola SA	13,954,287
	Switzerland - 3.0%
143,792	Novartis AG	16,556,540
7,166	Partners Group Holding AG	10,804,002
		27,360,542
	Taiwan - 3.6%
1,080,806	Taiwan Semiconductor Manufacturing Co. Ltd.	32,590,760
	Thailand - 1.0%
1,929,030	Kasikornbank PCL	8,992,448
	United Kingdom - 10.7%
84,200	Ashtead Group PLC	6,523,883
119,736	AstraZeneca PLC	18,653,241
898,513	BAE Systems PLC	14,917,176
3,253,947	Barclays PLC	9,776,745
130,948	London Stock Exchange Group PLC	17,928,216
118,690	Reckitt Benckiser Group PLC	7,261,952
319,135	Unilever PLC	20,690,567
		95,751,780
	United States - 6.3%
17,965	CyberArk Software Ltd.*	5,238,774
136,976	GFL Environmental, Inc.	5,462,603
458,982	GSK PLC	9,345,341
20,435	Linde PLC	9,747,596

20

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.1% - (continued)
	United States - 6.3% - (continued)
561,116	Shell PLC		$18,536,111
21,765	Spotify Technology SA*		8,021,055
			56,351,480
	Total Common Stocks (cost $664,452,378)		$881,298,204
WARRANTS - 0.0%
	Canada - 0.0%
5,095	Constellation Software, Inc. Expires 03/31/2040*(1)(2)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $664,452,378)		$881,298,204
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 3,624,978	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $3,625,468; collateralized by U.S. Treasury Note at 3.50%, maturing 09/30/2026, with a market value of $3,697,536		$3,624,978
	Total Short-Term Investments (cost $3,624,978)		$3,624,978
	Total Investments (cost $668,077,356)	98.5%	$884,923,182
	Other Assets and Liabilities	1.5%	13,323,607
	Net Assets	100.0%	$898,246,789
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	5,095	$—	$—

(2)	Investment valued using significant unobservable inputs.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

21

Hartford International Opportunities HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$15,570,946	$15,570,946	$—	$—
Canada	82,642,360	82,642,360	—	—
Chile	5,718,658	5,718,658	—	—
China	47,580,623	5,979,272	41,601,351	—
Denmark	16,833,940	—	16,833,940	—
France	62,482,922	—	62,482,922	—
Germany	112,514,521	—	112,514,521	—
Hong Kong	22,398,268	—	22,398,268	—
India	32,846,737	—	32,846,737	—
Indonesia	9,107,700	9,107,700	—	—
Italy	29,538,623	—	29,538,623	—
Japan	143,254,751	—	143,254,751	—
Netherlands	37,216,361	—	37,216,361	—
Singapore	7,557,425	—	7,557,425	—
South Africa	15,017,957	—	15,017,957	—
South Korea	6,015,115	—	6,015,115	—
Spain	13,954,287	—	13,954,287	—
Switzerland	27,360,542	—	27,360,542	—
Taiwan	32,590,760	—	32,590,760	—
Thailand	8,992,448	—	8,992,448	—
United Kingdom	95,751,780	—	95,751,780	—
United States	56,351,480	18,722,432	37,629,048	—
Warrants	—	—	—	—
Short-Term Investments	3,624,978	—	3,624,978	—
Total	$884,923,182	$137,741,368	$747,181,814	$—

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

22

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Banks - 0.6%
31,071	M&T Bank Corp.	$5,534,366
	Capital Goods - 11.4%
16,058	Acuity Brands, Inc.	4,422,213
27,748	Axon Enterprise, Inc.*	11,088,101
87,433	Fortive Corp.	6,901,087
142,988	Graco, Inc.	12,512,880
40,440	IDEX Corp.	8,674,380
84,983	Ingersoll Rand, Inc.	8,341,931
21,938	Lennox International, Inc.	13,256,914
20,509	Lincoln Electric Holdings, Inc.	3,938,138
105,014	Vertiv Holdings Co. Class A	10,447,843
16,624	Watsco, Inc.	8,177,013
58,403	Westinghouse Air Brake Technologies Corp.	10,615,913
		98,376,413
	Commercial & Professional Services - 2.4%
96,185	Copart, Inc.*	5,040,094
161,257	Dayforce, Inc.*	9,876,991
122,388	Rollins, Inc.	6,190,385
		21,107,470
	Consumer Discretionary Distribution & Retail - 4.7%
93,982	CarMax, Inc.*	7,272,327
66,572	Floor & Decor Holdings, Inc. Class A*	8,266,246
9,262	O'Reilly Automotive, Inc.*	10,666,119
4,265	Pool Corp.	1,607,052
293,727	Valvoline, Inc.*	12,292,475
		40,104,219
	Consumer Durables & Apparel - 3.6%
72,874	Deckers Outdoor Corp.*	11,619,759
2,000	NVR, Inc.*	19,623,600
		31,243,359
	Consumer Services - 6.5%
68,255	Choice Hotels International, Inc.(1)	8,893,627
20,836	Domino's Pizza, Inc.	8,962,397
59,867	DoorDash, Inc. Class A*	8,544,817
477,930	DraftKings, Inc. Class A*	18,734,856
69,806	Hyatt Hotels Corp. Class A	10,624,473
		55,760,170
	Consumer Staples Distribution & Retail - 0.3%
6,949	Casey's General Stores, Inc.	2,610,809
	Energy - 3.9%
198,544	Antero Resources Corp.*	5,688,286
165,861	EQT Corp.	6,077,147
146,649	Targa Resources Corp.	21,705,518
		33,470,951
	Equity Real Estate Investment Trusts (REITs) - 1.2%
74,547	Lamar Advertising Co. Class A, REIT	9,959,479
	Financial Services - 9.4%
26,460	Credit Acceptance Corp.*	11,732,893
82,487	Hamilton Lane, Inc. Class A	13,889,986
39,101	Morningstar, Inc.	12,477,911
371,373	Rocket Cos., Inc. Class A*	7,126,648
134,344	Tradeweb Markets, Inc. Class A	16,614,323
92,315	WEX, Inc.*	19,361,225
		81,202,986
	Food, Beverage & Tobacco - 1.2%
134,766	Celsius Holdings, Inc.*	4,226,262
52,725	Post Holdings, Inc.*	6,102,918
		10,329,180
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Health Care Equipment & Services - 6.2%
121,497	Acadia Healthcare Co., Inc.*	$7,704,125
71,675	Dexcom, Inc.*	4,805,092
71,694	Inspire Medical Systems, Inc.*	15,131,019
25,291	Molina Healthcare, Inc.*	8,714,267
80,399	Veeva Systems, Inc. Class A*	16,873,338
		53,227,841
	Household & Personal Products - 0.8%
60,807	elf Beauty, Inc.*	6,629,787
	Insurance - 2.3%
8,372	Markel Group, Inc.*	13,132,152
60,812	W.R. Berkley Corp.	3,449,865
1,816	White Mountains Insurance Group Ltd.	3,080,299
		19,662,316
	Materials - 0.8%
49,256	Ball Corp.	3,344,975
123,840	Element Solutions, Inc.	3,363,494
7,441	FMC Corp.	490,660
		7,199,129
	Media & Entertainment - 2.7%
305,982	Pinterest, Inc. Class A*	9,904,637
125,688	Trade Desk, Inc. Class A*	13,781,689
		23,686,326
	Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
153,000	Apellis Pharmaceuticals, Inc.*	4,412,520
92,236	Bio-Techne Corp.	7,372,424
220,991	Exact Sciences Corp.*	15,053,907
22,004	ICON PLC*	6,321,969
10,130	Mettler-Toledo International, Inc.*	15,191,961
45,062	Neurocrine Biosciences, Inc.*	5,192,044
122,934	PTC Therapeutics, Inc.*	4,560,851
31,740	Sarepta Therapeutics, Inc.*	3,964,009
199,026	Ultragenyx Pharmaceutical, Inc.*	11,055,894
22,097	United Therapeutics Corp.*	7,918,460
30,598	Waters Corp.*	11,011,914
		92,055,953
	Semiconductors & Semiconductor Equipment - 7.0%
37,802	Enphase Energy, Inc.*	4,272,382
75,323	Entegris, Inc.	8,476,097
25,580	Lattice Semiconductor Corp.*	1,357,531
104,559	MKS Instruments, Inc.	11,366,609
27,251	Monolithic Power Systems, Inc.	25,193,550
42,506	Onto Innovation, Inc.*	8,822,545
20,111	Rambus, Inc.*	849,086
		60,337,800
	Software & Services - 16.0%
69,218	CyberArk Software Ltd.*	20,184,661
173,901	Datadog, Inc. Class A*	20,009,049
148,326	Dynatrace, Inc.*	7,930,991
9,143	Fair Isaac Corp.*	17,769,603
7,518	Guidewire Software, Inc.*	1,375,343
22,053	HubSpot, Inc.*	11,723,375
466,011	Informatica, Inc. Class A*	11,780,758
55,422	MongoDB, Inc.*	14,983,338
90,037	PTC, Inc.*	16,266,084
12,578	Tyler Technologies, Inc.*	7,342,030
287,558	Unity Software, Inc.*	6,504,562
9,581	VeriSign, Inc.*	1,820,007
		137,689,801

23

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.2% - (continued)
	Technology Hardware & Equipment - 1.0%
18,070	CDW Corp.		$4,089,241
136,783	Flex Ltd.*		4,572,656
			8,661,897
	Transportation - 3.2%
104,521	Expeditors International of Washington, Inc.		13,734,060
14,336	Saia, Inc.*		6,268,559
103,868	U-Haul Holding Co.		7,478,496
			27,481,115
	Utilities - 3.3%
51,407	Atmos Energy Corp.		7,130,665
174,436	NiSource, Inc.		6,044,208
123,945	Vistra Corp.		14,692,440
5,896	WEC Energy Group, Inc.		567,077
			28,434,390
	Total Common Stocks (cost $586,382,850)		$854,765,757
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.1%
$ 1,125,815	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $1,125,967; collateralized by U.S. Treasury Note at 3.50%, maturing 09/30/2026, with a market value of $1,148,464		$1,125,815
	Securities Lending Collateral - 0.8%
1,116,890	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(2)		1,116,890
3,722,965	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(2)		3,722,965
1,116,889	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(2)		1,116,889
1,116,889	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(2)		1,116,889
			7,073,633
	Total Short-Term Investments (cost $8,199,448)		$8,199,448
	Total Investments (cost $594,582,298)	100.1%	$862,965,205
	Other Assets and Liabilities	(0.1)%	(1,233,498)
	Net Assets	100.0%	$861,731,707
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

24

Hartford MidCap HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$5,534,366	$5,534,366	$—	$—
Capital Goods	98,376,413	98,376,413	—	—
Commercial & Professional Services	21,107,470	21,107,470	—	—
Consumer Discretionary Distribution & Retail	40,104,219	40,104,219	—	—
Consumer Durables & Apparel	31,243,359	31,243,359	—	—
Consumer Services	55,760,170	55,760,170	—	—
Consumer Staples Distribution & Retail	2,610,809	2,610,809	—	—
Energy	33,470,951	33,470,951	—	—
Equity Real Estate Investment Trusts (REITs)	9,959,479	9,959,479	—	—
Financial Services	81,202,986	81,202,986	—	—
Food, Beverage & Tobacco	10,329,180	10,329,180	—	—
Health Care Equipment & Services	53,227,841	53,227,841	—	—
Household & Personal Products	6,629,787	6,629,787	—	—
Insurance	19,662,316	19,662,316	—	—
Materials	7,199,129	7,199,129	—	—
Media & Entertainment	23,686,326	23,686,326	—	—
Pharmaceuticals, Biotechnology & Life Sciences	92,055,953	92,055,953	—	—
Semiconductors & Semiconductor Equipment	60,337,800	60,337,800	—	—
Software & Services	137,689,801	137,689,801	—	—
Technology Hardware & Equipment	8,661,897	8,661,897	—	—
Transportation	27,481,115	27,481,115	—	—
Utilities	28,434,390	28,434,390	—	—
Short-Term Investments	8,199,448	7,073,633	1,125,815	—
Total	$862,965,205	$861,839,390	$1,125,815	$—

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.

25

Hartford Small Cap Growth HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2%
	Automobiles & Components - 2.2%
65,248	Modine Manufacturing Co.*	$8,664,282
23,448	Patrick Industries, Inc.	3,338,292
59,316	Visteon Corp.*	5,649,256
		17,651,830
	Banks - 1.5%
136,849	Synovus Financial Corp.	6,085,675
70,231	Triumph Financial, Inc.*	5,586,174
		11,671,849
	Capital Goods - 15.2%
48,016	Applied Industrial Technologies, Inc.	10,713,810
181,758	AZEK Co., Inc.*	8,506,274
85,688	Bloom Energy Corp. Class A*(1)	904,865
38,511	Boise Cascade Co.	5,429,281
75,367	Chart Industries, Inc.*(1)	9,356,059
226,766	Fluor Corp.*	10,819,006
116,279	FTAI Aviation Ltd.	15,453,479
736,476	Hillman Solutions Corp.*	7,777,187
74,194	John Bean Technologies Corp.	7,308,851
32,921	Moog, Inc. Class A	6,650,701
143,542	NEXTracker, Inc. Class A*	5,379,954
143,306	Rush Enterprises, Inc. Class A	7,570,856
64,824	SPX Technologies, Inc.*	10,336,835
69,784	Tecnoglass, Inc.	4,791,370
153,867	WillScot Holdings Corp.*	5,785,399
109,811	Zurn Elkay Water Solutions Corp.	3,946,607
		120,730,534
	Commercial & Professional Services - 5.4%
266,128	ACV Auctions, Inc. Class A*	5,410,382
10,759	CACI International, Inc. Class A*	5,428,561
56,867	Casella Waste Systems, Inc. Class A*	5,657,698
4,671	Clean Harbors, Inc.*	1,129,027
57,006	Dayforce, Inc.*	3,491,618
25,249	Huron Consulting Group, Inc.*	2,744,566
15,630	Insperity, Inc.	1,375,440
104,301	KBR, Inc.	6,793,124
404,376	Verra Mobility Corp.*	11,245,697
		43,276,113
	Consumer Discretionary Distribution & Retail - 3.2%
48,680	Abercrombie & Fitch Co. Class A*	6,810,332
31,768	Boot Barn Holdings, Inc.*	5,314,151
123,708	Chewy, Inc. Class A*	3,623,408
32,557	Five Below, Inc.*	2,876,411
123,118	Wayfair, Inc. Class A*	6,916,769
		25,541,071
	Consumer Durables & Apparel - 5.3%
15,519	Cavco Industries, Inc.*	6,645,856
64,346	Century Communities, Inc.	6,626,351
33,206	Installed Building Products, Inc.	8,177,642
63,574	PVH Corp.	6,410,166
110,778	Smith Douglas Homes Corp.*	4,185,193
208,727	VF Corp.	4,164,104
138,035	YETI Holdings, Inc.*	5,663,576
		41,872,888
	Consumer Services - 0.7%
76,567	Wyndham Hotels & Resorts, Inc.	5,982,945
	Energy - 2.9%
82,112	Cactus, Inc. Class A	4,899,623
28,539	Gulfport Energy Corp.*	4,319,378
64,751	Kodiak Gas Services, Inc.	1,877,779
88,831	Matador Resources Co.	4,390,028
80,505	Valaris Ltd.*	4,488,154
36,334	Weatherford International PLC	3,085,483
		23,060,445
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.4%
202,724	CareTrust, Inc. REIT	$6,256,062
178,266	Phillips Edison & Co., Inc. REIT	6,722,411
55,987	Ryman Hospitality Properties, Inc. REIT	6,004,046
		18,982,519
	Financial Services - 5.5%
27,177	Evercore, Inc. Class A	6,885,021
56,844	Hamilton Lane, Inc. Class A	9,571,961
239,451	Remitly Global, Inc.*	3,206,249
182,155	StepStone Group, Inc. Class A	10,351,869
77,621	Stifel Financial Corp.	7,288,612
29,264	WEX, Inc.*	6,137,539
		43,441,251
	Food, Beverage & Tobacco - 0.9%
50,265	Freshpet, Inc.*	6,874,744
	Health Care Equipment & Services - 10.2%
82,165	Acadia Healthcare Co., Inc.*	5,210,083
128,857	AtriCure, Inc.*	3,613,150
54,018	Encompass Health Corp.	5,220,300
87,077	Ensign Group, Inc.	12,523,414
55,085	Glaukos Corp.*	7,176,474
118,307	Haemonetics Corp.*	9,509,517
67,261	HealthEquity, Inc.*	5,505,313
225,644	Hims & Hers Health, Inc.*	4,156,362
21,297	Inspire Medical Systems, Inc.*	4,494,732
54,312	iRhythm Technologies, Inc.*	4,032,123
182,425	Option Care Health, Inc.*	5,709,902
123,955	RadNet, Inc.*	8,601,237
33,260	TransMedics Group, Inc.*	5,221,820
		80,974,427
	Household & Personal Products - 1.9%
112,581	BellRing Brands, Inc.*	6,835,918
65,052	Inter Parfums, Inc.	8,422,933
		15,258,851
	Insurance - 0.6%
2,992	White Mountains Insurance Group Ltd.	5,075,030
	Materials - 4.4%
104,034	ATI, Inc.*	6,960,915
152,974	Axalta Coating Systems Ltd.*	5,536,129
95,934	Cabot Corp.	10,722,543
82,406	Commercial Metals Co.	4,529,034
80,811	FMC Corp.	5,328,677
18,480	Louisiana-Pacific Corp.	1,985,861
		35,063,159
	Media & Entertainment - 0.2%
182,307	ZoomInfo Technologies, Inc.*	1,881,408
	Pharmaceuticals, Biotechnology & Life Sciences - 16.0%
99,621	Akero Therapeutics, Inc.*	2,858,127
194,337	Alkermes PLC*	5,439,493
314,394	Amicus Therapeutics, Inc.*	3,357,728
57,926	Apellis Pharmaceuticals, Inc.*	1,670,586
46,614	Apogee Therapeutics, Inc.*	2,738,106
132,883	Avidity Biosciences, Inc.*	6,103,316
56,552	Axsome Therapeutics, Inc.*	5,082,328
43,001	Bicara Therapeutics, Inc.*	1,095,235
72,472	Blueprint Medicines Corp.*	6,703,660
141,391	Celldex Therapeutics, Inc.*	4,805,880
150,148	Crinetics Pharmaceuticals, Inc.*	7,672,563
463,811	Cytek Biosciences, Inc.*	2,569,513
58,479	Cytokinetics, Inc.*	3,087,691
85,766	Denali Therapeutics, Inc.*	2,498,364
74,645	Disc Medicine, Inc.*	3,668,055
61,516	Exact Sciences Corp.*	4,190,470

26

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 16.0% - (continued)
1,046,936	Geron Corp.*	$4,753,089
73,702	Insmed, Inc.*	5,380,246
76,046	Ionis Pharmaceuticals, Inc.*	3,046,403
79,242	Kymera Therapeutics, Inc.*	3,750,524
81,681	MBX Biosciences, Inc.*	2,122,072
22,331	MoonLake Immunotherapeutics*	1,125,929
101,480	Nurix Therapeutics, Inc.*	2,280,256
24,762	Nuvalent, Inc. Class A*	2,533,153
52,836	Prothena Corp. PLC*	883,946
141,163	REVOLUTION Medicines, Inc.*	6,401,742
129,943	Rocket Pharmaceuticals, Inc.*	2,400,047
505,077	Savara, Inc.*	2,141,527
47,990	Soleno Therapeutics, Inc.*	2,423,015
57,614	Spyre Therapeutics, Inc.*(1)	1,694,428
55,237	Structure Therapeutics, Inc. ADR*	2,424,352
34,807	Twist Bioscience Corp.*	1,572,580
52,642	Ultragenyx Pharmaceutical, Inc.*	2,924,263
96,509	Vaxcyte, Inc.*	11,028,083
93,449	Veracyte, Inc.*	3,181,004
85,381	Zenas Biopharma, Inc.*(1)	1,444,647
		127,052,421
	Semiconductors & Semiconductor Equipment - 3.9%
46,208	Cirrus Logic, Inc.*	5,739,496
148,724	Credo Technology Group Holding Ltd.*	4,580,699
99,449	FormFactor, Inc.*	4,574,654
51,065	MKS Instruments, Inc.	5,551,276
78,780	Power Integrations, Inc.	5,051,373
127,076	Rambus, Inc.*	5,365,149
		30,862,647
	Software & Services - 12.3%
58,473	Agilysys, Inc.*	6,371,803
41,782	Alarm.com Holdings, Inc.*	2,284,222
70,156	Altair Engineering, Inc. Class A*	6,700,600
22,526	Appfolio, Inc. Class A*	5,302,620
510,748	Aurora Innovation, Inc.*	3,023,628
273,937	AvePoint, Inc.*	3,224,238
97,315	Blackbaud, Inc.*	8,240,634
549,314	CCC Intelligent Solutions Holdings, Inc.*	6,069,920
264,458	Clearwater Analytics Holdings, Inc. Class A*	6,677,565
337,291	Grid Dynamics Holdings, Inc.*	4,722,074
35,934	Guidewire Software, Inc.*	6,573,766
169,167	Informatica, Inc. Class A*	4,276,542
151,421	Intapp, Inc.*	7,242,466
395,781	Jamf Holding Corp.*	6,866,800
110,526	Sprout Social, Inc. Class A*	3,212,991
38,339	SPS Commerce, Inc.*	7,444,284
105,431	Varonis Systems, Inc.*	5,956,852
154,301	Verint Systems, Inc.*	3,908,444
		98,099,449
	Technology Hardware & Equipment - 3.9%
51,142	ePlus, Inc.*	5,029,304
46,488	Fabrinet*	10,991,623
33,039	Insight Enterprises, Inc.*	7,116,270
10,156	Littelfuse, Inc.	2,693,879
30,359	Novanta, Inc.*	5,431,832
		31,262,908
	Transportation - 0.6%
84,423	Knight-Swift Transportation Holdings, Inc.	4,554,621
	Total Common Stocks (cost $601,989,652)	$789,171,110
Shares or Principal Amount			Market Value†
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
5,407	iShares Russell 2000 Growth ETF (1)		$1,535,588
	Total Exchange-Traded Funds (cost $1,417,683)		$1,535,588
	Total Long-Term Investments (cost $603,407,335)		$790,706,698
SHORT-TERM INVESTMENTS - 1.7%
	Repurchase Agreements - 0.1%
$ 901,419	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $901,541; collateralized by U.S. Treasury Note at 3.50%, maturing 09/30/2026, with a market value of $919,467		$901,419
	Securities Lending Collateral - 1.6%
1,948,671	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(2)		1,948,671
6,495,567	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(2)		6,495,567
1,948,670	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(2)		1,948,670
1,948,670	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(2)		1,948,670
			12,341,578
	Total Short-Term Investments (cost $13,242,997)		$13,242,997
	Total Investments (cost $616,650,332)	101.1%	$803,949,695
	Other Assets and Liabilities	(1.1)%	(8,524,179)
	Net Assets	100.0%	$795,425,516
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

27

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$17,651,830	$17,651,830	$—	$—
Banks	11,671,849	11,671,849	—	—
Capital Goods	120,730,534	120,730,534	—	—
Commercial & Professional Services	43,276,113	43,276,113	—	—
Consumer Discretionary Distribution & Retail	25,541,071	25,541,071	—	—
Consumer Durables & Apparel	41,872,888	41,872,888	—	—
Consumer Services	5,982,945	5,982,945	—	—
Energy	23,060,445	23,060,445	—	—
Equity Real Estate Investment Trusts (REITs)	18,982,519	18,982,519	—	—
Financial Services	43,441,251	43,441,251	—	—
Food, Beverage & Tobacco	6,874,744	6,874,744	—	—
Health Care Equipment & Services	80,974,427	80,974,427	—	—
Household & Personal Products	15,258,851	15,258,851	—	—
Insurance	5,075,030	5,075,030	—	—
Materials	35,063,159	35,063,159	—	—
Media & Entertainment	1,881,408	1,881,408	—	—
Pharmaceuticals, Biotechnology & Life Sciences	127,052,421	127,052,421	—	—
Semiconductors & Semiconductor Equipment	30,862,647	30,862,647	—	—
Software & Services	98,099,449	98,099,449	—	—
Technology Hardware & Equipment	31,262,908	31,262,908	—	—
Transportation	4,554,621	4,554,621	—	—
Exchange-Traded Funds	1,535,588	1,535,588	—	—
Short-Term Investments	13,242,997	12,341,578	901,419	—
Total	$803,949,695	$803,048,276	$901,419	$—

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.

28

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Automobiles & Components - 0.6%
28,160	Visteon Corp.*	$2,681,958
	Banks - 1.0%
144,763	Cadence Bank	4,610,702
	Capital Goods - 18.1%
16,221	Acuity Brands, Inc.	4,467,101
164,329	Ameresco, Inc. Class A*	6,234,642
58,782	Applied Industrial Technologies, Inc.	13,116,028
212,803	AZEK Co., Inc.*	9,959,180
13,978	Comfort Systems USA, Inc.	5,456,312
30,069	Curtiss-Wright Corp.	9,883,380
226,216	Fluor Corp.*	10,792,765
25,266	Middleby Corp.*	3,515,259
69,922	NEXTracker, Inc. Class A*	2,620,677
95,264	Rush Enterprises, Inc. Class A	5,032,797
248,696	Shoals Technologies Group, Inc. Class A*	1,395,185
210,641	Zurn Elkay Water Solutions Corp.	7,570,437
		80,043,763
	Commercial & Professional Services - 7.5%
109,434	Aris Water Solutions, Inc. Class A	1,846,152
71,113	Casella Waste Systems, Inc. Class A*	7,075,032
231,200	ExlService Holdings, Inc.*	8,820,280
38,187	TriNet Group, Inc.	3,702,993
430,121	Verra Mobility Corp.*	11,961,665
		33,406,122
	Consumer Discretionary Distribution & Retail - 3.5%
26,437	Abercrombie & Fitch Co. Class A*	3,698,536
35,881	Boot Barn Holdings, Inc.*	6,002,174
94,600	Global-e Online Ltd.*	3,636,424
43,094	Tory Burch LLC*(1)(2)	2,321,475
		15,658,609
	Consumer Durables & Apparel - 2.7%
85,140	Champion Homes, Inc.*	8,075,529
27,642	Crocs, Inc.*	4,002,838
		12,078,367
	Consumer Services - 5.1%
71,435	Dutch Bros, Inc. Class A*	2,288,063
43,509	European Wax Center, Inc. Class A*	295,861
615,683	Genius Sports Ltd.*	4,826,955
103,417	H&R Block, Inc.	6,572,150
36,978	Stride, Inc.*	3,154,593
13,558	Wingstop, Inc.	5,641,213
		22,778,835
	Energy - 4.4%
118,500	Cactus, Inc. Class A	7,070,895
86,349	Seadrill Ltd.*	3,431,509
198,969	Viper Energy, Inc.	8,975,492
		19,477,896
	Equity Real Estate Investment Trusts (REITs) - 3.1%
52,800	American Healthcare, Inc. REIT	1,378,080
145,567	Phillips Edison & Co., Inc. REIT	5,489,331
63,945	Ryman Hospitality Properties, Inc. REIT	6,857,462
		13,724,873
	Financial Services - 3.6%
22,348	Hamilton Lane, Inc. Class A	3,763,180
162,499	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	5,601,340
49,967	PJT Partners, Inc. Class A	6,662,600
		16,027,120
	Health Care Equipment & Services - 11.4%
49,991	Acadia Healthcare Co., Inc.*	3,169,929
219,700	Alignment Healthcare, Inc.*	2,596,854
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Health Care Equipment & Services - 11.4% - (continued)
52,252	Glaukos Corp.*	$6,807,391
69,685	Haemonetics Corp.*	5,601,280
53,641	HealthEquity, Inc.*	4,390,516
233,768	Hims & Hers Health, Inc.*	4,306,007
23,212	Inspire Medical Systems, Inc.*	4,898,893
179,311	PROCEPT BioRobotics Corp.*	14,366,397
27,007	TransMedics Group, Inc.*	4,240,099
		50,377,366
	Household & Personal Products - 1.7%
74,108	BellRing Brands, Inc.*	4,499,838
26,935	elf Beauty, Inc.*	2,936,723
		7,436,561
	Insurance - 1.2%
361,768	SiriusPoint Ltd.*	5,187,753
	Materials - 2.7%
105,687	Cabot Corp.	11,812,636
	Media & Entertainment - 2.6%
126,930	Cargurus, Inc.*	3,811,708
120,806	Criteo SA ADR*	4,861,233
59,022	Ziff Davis, Inc.*	2,872,011
		11,544,952
	Pharmaceuticals, Biotechnology & Life Sciences - 15.1%
69,819	Akero Therapeutics, Inc.*	2,003,107
30,774	Apellis Pharmaceuticals, Inc.*	887,522
41,783	Apogee Therapeutics, Inc.*	2,454,333
61,183	Avidity Biosciences, Inc.*	2,810,135
38,343	Blueprint Medicines Corp.*	3,546,728
88,178	Celldex Therapeutics, Inc.*	2,997,170
81,775	Crinetics Pharmaceuticals, Inc.*	4,178,703
48,427	Cytokinetics, Inc.*	2,556,946
44,371	Disc Medicine, Inc.*	2,180,391
472,642	Geron Corp.*	2,145,795
113,432	Immatics NV*	1,294,259
27,764	Immunocore Holdings PLC ADR*	864,293
50,376	Insmed, Inc.*	3,677,448
39,140	Intellia Therapeutics, Inc.*	804,327
47,966	Intra-Cellular Therapies, Inc.*	3,509,672
38,502	Kymera Therapeutics, Inc.*	1,822,300
56,584	Longboard Pharmaceuticals, Inc.*	1,885,945
45,740	Merus NV*	2,285,170
102,024	Nurix Therapeutics, Inc.*	2,292,479
13,100	Nuvalent, Inc. Class A*	1,340,130
26,011	Prothena Corp. PLC*	435,164
48,452	PTC Therapeutics, Inc.*	1,797,569
82,349	REVOLUTION Medicines, Inc.*	3,734,527
71,297	Rocket Pharmaceuticals, Inc.*	1,316,856
329,652	Savara, Inc.*	1,397,724
39,819	Structure Therapeutics, Inc. ADR*	1,747,656
105,720	Syndax Pharmaceuticals, Inc.*	2,035,110
57,925	Vaxcyte, Inc.*	6,619,090
76,686	Verona Pharma PLC ADR*	2,206,256
		66,826,805
	Semiconductors & Semiconductor Equipment - 2.9%
30,527	MKS Instruments, Inc.	3,318,590
23,623	SiTime Corp.*	4,051,581
38,271	Synaptics, Inc.*	2,969,064
11,717	Universal Display Corp.	2,459,398
		12,798,633
	Software & Services - 8.1%
466,676	AvePoint, Inc.*	5,492,777
216,249	Clearwater Analytics Holdings, Inc. Class A*	5,460,287
26,191	CyberArk Software Ltd.*	7,637,557
87,178	DoubleVerify Holdings, Inc.*	1,468,078

29

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.4% - (continued)
	Software & Services - 8.1% - (continued)
60,412	Intapp, Inc.*		$2,889,506
239,778	Jamf Holding Corp.*		4,160,148
18,241	Manhattan Associates, Inc.*		5,132,653
45,100	SentinelOne, Inc. Class A*		1,078,792
81,497	Sprout Social, Inc. Class A*		2,369,118
			35,688,916
	Technology Hardware & Equipment - 3.1%
47,817	Calix, Inc.*		1,854,821
33,708	ePlus, Inc.*		3,314,845
11,655	Fabrinet*		2,755,708
32,507	Novanta, Inc.*		5,816,153
			13,741,527
	Total Common Stocks (cost $326,068,752)		$435,903,394
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
3,375	iShares Russell 2000 Growth ETF (3)		$958,500
	Total Exchange-Traded Funds (cost $847,744)		$958,500
	Total Long-Term Investments (cost $326,916,496)		$436,861,894
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.3%
$ 1,192,655	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $1,192,816; collateralized by U.S. Treasury Bond at 1.75%, maturing 08/15/2041, with a market value of $1,216,579		$1,192,655
	Securities Lending Collateral - 0.2%
145,039	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(4)		145,039
483,465	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(4)		483,465
145,040	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(4)		145,040
145,040	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(4)		145,040
			918,584
	Total Short-Term Investments (cost $2,111,239)		$2,111,239
	Total Investments (cost $329,027,735)	99.1%	$438,973,133
	Other Assets and Liabilities	0.9%	3,888,954
	Net Assets	100.0%	$442,862,087
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $2,321,475 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	43,094	$3,377,559	$2,321,475

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

30

Hartford Small Company HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,681,958	$2,681,958	$—	$—
Banks	4,610,702	4,610,702	—	—
Capital Goods	80,043,763	80,043,763	—	—
Commercial & Professional Services	33,406,122	33,406,122	—	—
Consumer Discretionary Distribution & Retail	15,658,609	13,337,134	—	2,321,475
Consumer Durables & Apparel	12,078,367	12,078,367	—	—
Consumer Services	22,778,835	22,778,835	—	—
Energy	19,477,896	19,477,896	—	—
Equity Real Estate Investment Trusts (REITs)	13,724,873	13,724,873	—	—
Financial Services	16,027,120	16,027,120	—	—
Health Care Equipment & Services	50,377,366	50,377,366	—	—
Household & Personal Products	7,436,561	7,436,561	—	—
Insurance	5,187,753	5,187,753	—	—
Materials	11,812,636	11,812,636	—	—
Media & Entertainment	11,544,952	11,544,952	—	—
Pharmaceuticals, Biotechnology & Life Sciences	66,826,805	66,826,805	—	—
Semiconductors & Semiconductor Equipment	12,798,633	12,798,633	—	—
Software & Services	35,688,916	35,688,916	—	—
Technology Hardware & Equipment	13,741,527	13,741,527	—	—
Exchange-Traded Funds	958,500	958,500	—	—
Short-Term Investments	2,111,239	918,584	1,192,655	—
Total	$438,973,133	$435,459,003	$1,192,655	$2,321,475

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

31

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Banks - 0.5%
40,121	PNC Financial Services Group, Inc.	$7,416,367
	Capital Goods - 10.5%
40,378	Deere & Co.	16,850,951
86,268	General Dynamics Corp.	26,070,190
194,709	Honeywell International, Inc.	40,248,297
39,472	Lockheed Martin Corp.	23,073,752
77,074	Northrop Grumman Corp.	40,700,467
		146,943,657
	Commercial & Professional Services - 2.2%
110,631	Automatic Data Processing, Inc.	30,614,917
	Consumer Discretionary Distribution & Retail - 4.5%
68,249	Home Depot, Inc.	27,654,495
304,666	TJX Cos., Inc.	35,810,441
		63,464,936
	Consumer Durables & Apparel - 2.4%
380,465	NIKE, Inc. Class B	33,633,106
	Consumer Services - 3.8%
172,393	McDonald's Corp.	52,495,392
	Equity Real Estate Investment Trusts (REITs) - 3.1%
105,518	American Tower Corp. REIT	24,539,266
49,786	Public Storage REIT	18,115,632
		42,654,898
	Financial Services - 8.7%
83,515	American Express Co.	22,649,268
80,775	Mastercard, Inc. Class A	39,886,695
34,258	S&P Global, Inc.	17,698,368
149,079	Visa, Inc. Class A	40,989,271
		121,223,602
	Food, Beverage & Tobacco - 7.9%
551,099	Coca-Cola Co.	39,601,974
1,060,455	Diageo PLC	37,041,577
201,282	PepsiCo, Inc.	34,228,004
		110,871,555
	Health Care Equipment & Services - 11.7%
326,790	Abbott Laboratories	37,257,328
274,508	Medtronic PLC	24,713,955
140,048	Stryker Corp.	50,593,741
86,513	UnitedHealth Group, Inc.	50,582,421
		163,147,445
	Household & Personal Products - 4.7%
267,103	Colgate-Palmolive Co.	27,727,962
219,419	Procter & Gamble Co.	38,003,371
		65,731,333
	Insurance - 4.7%
115,711	Chubb Ltd.	33,369,896
141,647	Marsh & McLennan Cos., Inc.	31,600,029
		64,969,925
	Materials - 5.0%
104,241	Ecolab, Inc.	26,615,855
89,818	Linde PLC	42,830,611
		69,446,466
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4%
172,958	Danaher Corp.	48,085,783
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.4% - (continued)
187,413	Johnson & Johnson		$30,372,151
155,074	Merck & Co., Inc.		17,610,203
239,136	Pfizer, Inc.		6,920,596
			102,988,733
	Semiconductors & Semiconductor Equipment - 2.9%
194,263	Texas Instruments, Inc.		40,128,908
	Software & Services - 8.4%
117,254	Accenture PLC Class A		41,446,944
32,176	Intuit, Inc.		19,981,296
128,021	Microsoft Corp.		55,087,436
			116,515,676
	Technology Hardware & Equipment - 3.9%
233,302	Apple, Inc.		54,359,366
	Transportation - 5.7%
255,821	Canadian National Railway Co.		29,956,281
123,828	Union Pacific Corp.		30,521,125
143,411	United Parcel Service, Inc. Class B		19,552,656
			80,030,062
	Total Common Stocks (cost $692,800,601)		$1,366,636,344
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 5,660,890	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $5,661,656; collateralized by U.S. Treasury Bond at 1.75%, maturing 08/15/2041, with a market value of $5,774,200		$5,660,890
	Total Short-Term Investments (cost $5,660,890)		$5,660,890
	Total Investments (cost $698,461,491)	98.4%	$1,372,297,234
	Other Assets and Liabilities	1.6%	22,954,765
	Net Assets	100.0%	$1,395,251,999
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

32

Hartford Stock HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$7,416,367	$7,416,367	$—	$—
Capital Goods	146,943,657	146,943,657	—	—
Commercial & Professional Services	30,614,917	30,614,917	—	—
Consumer Discretionary Distribution & Retail	63,464,936	63,464,936	—	—
Consumer Durables & Apparel	33,633,106	33,633,106	—	—
Consumer Services	52,495,392	52,495,392	—	—
Equity Real Estate Investment Trusts (REITs)	42,654,898	42,654,898	—	—
Financial Services	121,223,602	121,223,602	—	—
Food, Beverage & Tobacco	110,871,555	73,829,978	37,041,577	—
Health Care Equipment & Services	163,147,445	163,147,445	—	—
Household & Personal Products	65,731,333	65,731,333	—	—
Insurance	64,969,925	64,969,925	—	—
Materials	69,446,466	69,446,466	—	—
Pharmaceuticals, Biotechnology & Life Sciences	102,988,733	102,988,733	—	—
Semiconductors & Semiconductor Equipment	40,128,908	40,128,908	—	—
Software & Services	116,515,676	116,515,676	—	—
Technology Hardware & Equipment	54,359,366	54,359,366	—	—
Transportation	80,030,062	80,030,062	—	—
Short-Term Investments	5,660,890	—	5,660,890	—
Total	$1,372,297,234	$1,329,594,767	$42,702,467	$—

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.

33

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.5%
	Asset-Backed - Automobile - 1.6%
$ 1,315,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$1,320,917
1,618,083	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	1,622,279
	Avis Budget Rental Car Funding AESOP LLC
1,220,000	5.36%, 06/20/2030(1)	1,253,215
645,000	5.58%, 12/20/2030(1)	658,968
1,510,000	5.90%, 08/21/2028(1)	1,562,181
2,065,365	Carvana Auto Receivables Trust 4.13%, 04/12/2027	2,057,362
1,766,147	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	1,781,386
1,238,073	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	1,241,408
1,470,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	1,497,210
1,135,000	DT Auto Owner Trust 5.41%, 02/15/2029(1)	1,137,113
	Enterprise Fleet Financing LLC
630,000	5.16%, 09/20/2030(1)	646,486
1,580,000	5.42%, 10/22/2029(1)	1,611,311
106,295	Exeter Automobile Receivables Trust 2.73%, 12/15/2025(1)	106,203
	Flagship Credit Auto Trust
2,031,000	4.69%, 07/17/2028(1)	2,024,193
570,000	5.05%, 01/18/2028(1)	571,915
222,323	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	222,187
3,980,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	4,078,748
179,641	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	179,366
	Santander Drive Auto Receivables Trust
1,210,000	4.98%, 02/15/2028	1,210,917
2,000,000	5.61%, 07/17/2028	2,025,786
985,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,018,528
46,252	Tricolor Auto Securitization Trust 6.48%, 08/17/2026(1)	46,268
655,000	Westlake Automobile Receivables Trust 5.41%, 01/18/2028(1)	658,245
1,090,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	1,106,073
		29,638,265
	Asset-Backed - Home Equity - 0.3%
714,977	Fieldstone Mortgage Investment Trust 5.51%, 05/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	529,311
	GSAA Home Equity Trust
4,167,672	5.13%, 02/25/2037, 1 mo. USD Term SOFR + 0.27%(2)	1,177,327
1,854,019	5.33%, 11/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	424,296
479,603	5.98%, 06/25/2036(3)	118,958
2,252,592	GSAMP Trust 5.06%, 01/25/2037, 1 mo. USD Term SOFR + 0.20%(2)	1,350,948
52,402	Morgan Stanley ABS Capital I, Inc. Trust 5.27%, 06/25/2036, 1 mo. USD Term SOFR + 0.41%(2)	44,672
1,147,249	Morgan Stanley Mortgage Loan Trust 5.31%, 11/25/2036, 1 mo. USD Term SOFR + 0.45%(2)	320,071
334,944	Securitized Asset-Backed Receivables LLC Trust 5.15%, 07/25/2036, 1 mo. USD Term SOFR + 0.29%(2)	118,281
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.5% - (continued)
	Asset-Backed - Home Equity - 0.3% - (continued)
	Soundview Home Loan Trust
$ 1,436,111	5.15%, 07/25/2037, 1 mo. USD Term SOFR + 0.29%(2)	$1,302,531
302,156	5.47%, 11/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	283,989
		5,670,384
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
1,608,994	1.11%, 02/18/2070(1)	1,422,968
2,036,639	5.51%, 10/15/2071(1)	2,082,376
		3,505,344
	Commercial Mortgage-Backed Securities - 4.5%
1,688,000	280 Park Avenue Mortgage Trust 7.54%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	1,561,504
2,220,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	2,264,726
	BBCMS Mortgage Trust
23,430,191	1.61%, 02/15/2050(3)(4)	619,761
7,945,255	1.86%, 02/15/2057(3)(4)	841,932
925,000	3.66%, 04/15/2055(3)	862,216
2,740,000	5.40%, 09/15/2057	2,894,752
	Benchmark Mortgage Trust
17,172,435	0.60%, 07/15/2051(3)(4)	232,388
7,636,831	0.66%, 01/15/2051(3)(4)	109,050
8,208,502	1.21%, 08/15/2052(3)(4)	280,604
21,428,024	1.38%, 03/15/2062(3)(4)	977,516
10,327,533	1.62%, 01/15/2054(3)(4)	750,136
2,654,977	1.91%, 07/15/2053(3)(4)	148,850
3,395,000	BOCA Commercial Mortgage Trust 7.44%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	3,390,754
2,335,000	BPR Trust 8.33%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	2,324,784
	BX Trust
3,958,030	7.55%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(2)	3,967,925
328,000	8.14%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	328,615
2,920,000	CAMB Commercial Mortgage Trust 7.94%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	2,890,972
3,173,671	CD Mortgage Trust 2.46%, 08/10/2049	3,043,409
	CF Hippolyta Issuer LLC
381,691	1.53%, 03/15/2061(1)	358,514
905,504	1.69%, 07/15/2060(1)	876,176
1,020,315	1.99%, 07/15/2060(1)	924,603
579,438	5.97%, 08/15/2062(1)	582,406
	Citigroup Commercial Mortgage Trust
19,273,404	1.14%, 04/10/2048(3)(4)	35,546
2,357,000	4.15%, 11/15/2049(3)	1,873,212
	Commercial Mortgage Trust
841,000	2.82%, 01/10/2039(1)	781,024
55,051	2.85%, 10/15/2045	51,522
860,000	4.08%, 01/10/2039(1)(3)	759,256
5,322	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	5,295
	CSAIL Commercial Mortgage Trust
44,937,766	0.84%, 06/15/2057(3)(4)	102,081
2,081,828	1.03%, 11/15/2048(3)(4)	13,778
6,786,590	2.02%, 01/15/2049(3)(4)	123,573
4,195,937	DBJPM Mortgage Trust 1.82%, 09/15/2053(3)(4)	201,084
	DC Trust
760,000	5.93%, 04/13/2040(1)(3)	774,694

34

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.5% - (continued)
	Commercial Mortgage-Backed Securities - 4.5% - (continued)
$ 380,000	7.29%, 04/13/2040(1)(3)	$389,124
2,360,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(3)	2,362,921
4,323,778	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	3,569,187
	GS Mortgage Securities Trust
627,634	0.09%, 08/10/2044(1)(3)(4)	6
1,917,361	0.37%, 07/10/2046(3)(4)	19
2,215,000	5.13%, 04/10/2047(1)(3)	1,737,750
	HTL Commercial Mortgage Trust
1,065,000	6.77%, 05/10/2039(1)(3)	1,095,586
585,000	7.32%, 05/10/2039(1)(3)	598,936
	JP Morgan Chase Commercial Mortgage Securities Trust
1,269,449	2.73%, 10/15/2045(1)(3)	1,112,338
1,400,000	2.81%, 01/16/2037(1)	1,232,014
1,290,924	3.69%, 12/15/2047(1)(3)	799,657
	JPMBB Commercial Mortgage Securities Trust
2,857,190	0.63%, 09/15/2047(3)(4)	28
3,453,558	0.67%, 05/15/2048(3)(4)	7,104
	Morgan Stanley Bank of America Merrill Lynch Trust
5,745,905	1.06%, 12/15/2047(3)(4)	142
1,230,162	1.10%, 10/15/2048(3)(4)	3,767
	Morgan Stanley Capital I Trust
6,589,734	1.45%, 06/15/2050(3)(4)	146,508
1,645,000	3.91%, 09/09/2032(1)	1,431,150
1,460,000	5.11%, 07/15/2049(1)(3)	1,256,294
82,680	5.25%, 10/12/2052(1)(3)	31,816
3,150,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	2,903,019
1,890,000	NJ Trust 6.70%, 01/06/2029(1)(3)	2,004,721
3,315,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	3,297,010
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	683,472
5,410,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,042,730
	Stack Infrastructure Issuer LLC
1,880,000	5.90%, 07/25/2048(1)	1,919,726
1,010,000	5.90%, 03/25/2049(1)	1,036,477
3,530,000	TYSN Mortgage Trust 6.80%, 12/10/2033(1)(3)	3,730,996
3,212,209	UBS Commercial Mortgage Trust 1.21%, 08/15/2050(3)(4)	75,444
	Wells Fargo Commercial Mortgage Trust
24,133,516	1.02%, 09/15/2057(3)(4)	127,191
12,370,933	1.12%, 05/15/2048(3)(4)	7,961
3,085,000	2.94%, 10/15/2049	2,976,282
430,000	4.22%, 05/15/2048(3)	395,476
	Wells Fargo NA
19,757,821	0.70%, 11/15/2062(3)(4)	507,632
9,611,238	0.75%, 11/15/2062(3)(4)	276,981
32,294,972	0.84%, 11/15/2050(3)(4)	588,808
3,641,747	0.90%, 11/15/2054(3)(4)	71,635
17,635,095	0.93%, 09/15/2062(3)(4)	577,810
33,437,578	0.99%, 01/15/2063(3)(4)	1,217,616
12,500,676	1.03%, 05/15/2062(3)(4)	414,321
5,542,083	1.20%, 02/15/2056(3)(4)	333,550
20,463,836	1.88%, 03/15/2063(3)(4)	1,684,262
710,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(3)	493,457
		81,093,582
	Other Asset-Backed Securities - 4.5%
362,376	AASET Trust 3.35%, 01/16/2040(1)	344,287
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.5% - (continued)
	Other Asset-Backed Securities - 4.5% - (continued)
$ 1,535,000	Affirm Asset Securitization Trust 6.61%, 01/18/2028(1)	$1,540,879
3,285,000	Battalion CLO 18 Ltd. 7.47%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	3,282,796
2,590,000	Benefit Street Partners CLO XXXI Ltd. 7.63%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	2,609,814
3,755,039	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	3,731,506
690,000	CNH Equipment Trust 4.77%, 10/15/2030	699,095
4,485,000	Columbia Cent CLO 27 Ltd. 6.74%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	4,486,987
1,150,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,176,728
	Domino's Pizza Master Issuer LLC
2,256,200	2.66%, 04/25/2051(1)	2,077,642
1,392,000	3.67%, 10/25/2049(1)	1,322,853
3,103,063	4.12%, 07/25/2048(1)	3,078,013
3,085,000	Elmwood CLO 19 Ltd. 7.69%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(2)	3,115,995
2,155,000	Elmwood CLO 23 Ltd. 7.54%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	2,166,990
4,834,493	FirstKey Homes Trust 4.25%, 07/17/2039(1)	4,782,150
1,830,000	Golub Capital Partners CLO 68B Ltd. 8.08%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	1,855,821
1,390,000	Invesco U.S. CLO Ltd. 7.58%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	1,397,406
1,725,000	Madison Park Funding LXVII Ltd. 6.80%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(2)	1,728,246
264,045	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	259,106
3,005,000	Octagon 61 Ltd. 7.63%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(2)	3,011,879
	Progress Residential Trust
3,286,441	1.51%, 10/17/2038(1)	3,104,318
1,106,417	3.20%, 04/17/2039(1)	1,071,738
1,796,018	4.30%, 03/17/2040(1)	1,776,355
862,042	4.45%, 06/17/2039(1)	857,972
1,391,511	4.75%, 10/27/2039(1)	1,400,558
4,490,000	RR 23 Ltd. 7.95%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	4,512,176
355,841	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	326,623
1,060,000	SCF Equipment Leasing LLC 5.56%, 04/20/2032(1)	1,099,500
1,910,000	Subway Funding LLC 6.03%, 07/30/2054(1)	1,969,537
1,435,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,385,865
6,615,000	Symphony CLO XXV Ltd. 6.52%, 04/19/2034, 3 mo. USD Term SOFR + 1.24%(1)(2)	6,617,520
2,580,000	Texas Debt Capital CLO Ltd. 7.58%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,593,700
3,148,861	Tricon Residential Trust 4.85%, 07/17/2040(1)	3,205,415
4,529,283	Wellfleet CLO X Ltd. 6.71%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(2)	4,534,686
1,939,346	Wendy's Funding LLC 3.88%, 03/15/2048(1)	1,881,114
1,359,300	Wingstop Funding LLC 2.84%, 12/05/2050(1)	1,277,697
		80,282,967
	Whole Loan Collateral CMO - 7.4%
	Angel Oak Mortgage Trust
1,108,494	0.91%, 01/25/2066(1)(3)	964,045

35

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.5% - (continued)
	Whole Loan Collateral CMO - 7.4% - (continued)
$ 655,022	0.99%, 04/25/2053(1)(3)	$618,711
1,027,843	0.99%, 04/25/2066(1)(3)	894,152
1,693,218	1.82%, 11/25/2066(1)(3)	1,503,040
1,105,748	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	1,075,177
	Banc of America Funding Trust
482,084	5.68%, 05/20/2047, 1 mo. USD Term SOFR + 0.71%(2)	440,491
1,875,468	5.77%, 05/25/2037(3)	1,657,265
73,704	6.35%, 01/25/2037(5)	68,197
425,305	BCAP LLC Trust 5.33%, 03/25/2037, 1 mo. USD Term SOFR + 0.47%(2)	376,208
383,579	Bear Stearns ALT-A Trust 5.47%, 01/25/2036, 1 mo. USD Term SOFR + 0.61%(2)	362,128
90,039	Bear Stearns ARM Trust 7.08%, 10/25/2035, 1 yr. USD CMT + 2.30%(2)	85,479
157,744	Bear Stearns Mortgage Funding Trust 5.33%, 10/25/2036, 1 mo. USD Term SOFR + 0.47%(2)	141,592
	BRAVO Residential Funding Trust
582,091	0.94%, 02/25/2049(1)(3)	528,759
461,719	0.97%, 03/25/2060(1)(3)	438,897
	CHL Mortgage Pass-Through Trust
196,000	4.48%, 11/20/2035(3)	178,726
862,217	4.84%, 09/25/2047(3)	793,116
	COLT Mortgage Loan Trust
1,693,833	0.91%, 06/25/2066(1)(3)	1,450,186
3,984,560	1.11%, 10/25/2066(1)(3)	3,392,723
3,411,390	4.55%, 04/25/2067(1)(3)	3,375,305
	Countrywide Alternative Loan Trust
99,370	5.51%, 01/25/2036, 1 mo. USD Term SOFR + 0.65%(2)	88,973
537,849	5.61%, 11/25/2035, 1 mo. USD Term SOFR + 0.75%(2)	444,070
578,083	5.75%, 05/25/2036	223,413
904,845	CSFB Mortgage-Backed Pass-Through Certificates 5.50%, 06/25/2035	663,520
	CSMC Trust
1,545,041	0.94%, 05/25/2066(1)(3)	1,314,900
1,947,218	1.84%, 10/25/2066(1)(3)	1,744,413
4,535,639	2.27%, 11/25/2066(1)(3)	4,119,663
1,198,830	3.25%, 04/25/2047(1)(3)	1,088,286
1,078,791	4.07%, 12/27/2060(1)(3)	1,078,398
651,200	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	575,333
	Ellington Financial Mortgage Trust
705,012	0.93%, 06/25/2066(1)(3)	591,115
2,087,692	2.21%, 01/25/2067(1)(3)	1,836,595
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,886,167	2.50%, 08/25/2059	1,602,957
1,692,557	3.50%, 11/25/2057	1,579,991
3,177,793	3.50%, 03/25/2058	2,903,424
4,550,264	3.50%, 07/25/2058	4,204,585
904,515	3.50%, 08/25/2058	831,180
3,415,813	3.50%, 10/25/2058	3,123,706
	Federal National Mortgage Association Connecticut Avenue Securities Trust
726,000	7.08%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	729,866
202,923	7.54%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(2)	204,262
1,244,000	8.36%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,304,341
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.5% - (continued)
	Whole Loan Collateral CMO - 7.4% - (continued)
$ 654,800	8.38%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	$674,735
1,547,000	8.43%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	1,596,984
597,093	8.94%, 07/25/2029, 30 day USD SOFR Average + 3.66%(2)	617,430
1,029,667	9.74%, 05/25/2029, 30 day USD SOFR Average + 4.46%(2)	1,076,002
3,155,000	9.78%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	3,334,456
3,267,261	First Franklin Mortgage Loan Trust 5.45%, 04/25/2036, 1 mo. USD Term SOFR + 0.59%(2)	3,037,720
	GCAT Trust
1,402,144	1.04%, 05/25/2066(1)(3)	1,190,786
1,242,943	1.92%, 08/25/2066(1)(3)	1,147,671
15,852	GMACM Mortgage Loan Trust 3.62%, 04/19/2036(3)	12,930
	GSR Mortgage Loan Trust
610,151	4.61%, 01/25/2036(3)	538,740
754,903	5.27%, 01/25/2037, 1 mo. USD Term SOFR + 0.41%(2)	172,996
	HarborView Mortgage Loan Trust
485,668	5.46%, 01/19/2038, 1 mo. USD Term SOFR + 0.49%(2)	429,754
1,737,921	5.56%, 12/19/2036, 1 mo. USD Term SOFR + 0.59%(2)	1,630,363
4,331,460	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(5)	4,108,045
595,796	IndyMac INDX Mortgage Loan Trust 3.97%, 03/25/2036(3)	413,126
101,753	JP Morgan Mortgage Trust 5.61%, 04/25/2037(3)	75,814
	Legacy Mortgage Asset Trust
1,040,048	4.75%, 04/25/2061(1)(5)	1,033,246
1,384,641	4.75%, 07/25/2061(1)(5)	1,372,742
511,483	Lehman XS Trust 5.39%, 07/25/2046, 1 mo. USD Term SOFR + 0.53%(2)	457,403
130,393	MASTR Adjustable Rate Mortgages Trust 6.43%, 11/21/2034(3)	124,033
	MFA Trust
173,410	1.01%, 01/26/2065(1)(3)	161,160
1,010,856	1.03%, 11/25/2064(1)(3)	894,143
731,032	1.15%, 04/25/2065(1)(3)	670,085
	New Residential Mortgage Loan Trust
552,148	0.94%, 10/25/2058(1)(3)	515,821
295,008	2.49%, 09/25/2059(1)(3)	279,309
1,016,018	3.50%, 08/25/2059(1)(3)	959,312
1,201,090	3.75%, 11/26/2035(1)(3)	1,153,609
1,178,269	3.75%, 11/25/2056(1)(3)	1,124,710
1,167,428	4.00%, 05/25/2057(1)(3)	1,129,918
826,383	4.00%, 12/25/2057(1)(3)	806,234
1,177,027	5.72%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,150,165
1,025,105	6.47%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	1,038,254
2,974,508	NMLT Trust 1.19%, 05/25/2056(1)(3)	2,553,874
	OBX Trust
2,427,774	1.05%, 07/25/2061(1)(3)	2,005,975
2,344,527	1.10%, 05/25/2061(1)(3)	1,933,643
3,546,640	2.31%, 11/25/2061(1)(3)	3,190,870
	PRET LLC
665,548	2.49%, 07/25/2051(1)(5)	666,532
2,671,475	2.98%, 01/25/2052(1)(5)	2,658,548
1,360,163	4.87%, 07/25/2051(1)(5)	1,360,256
445,000	5.96%, 09/25/2054(1)(5)	444,342

36

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 18.5% - (continued)
	Whole Loan Collateral CMO - 7.4% - (continued)
$ 2,478,512	Pretium Mortgage Credit Partners LLC 4.99%, 02/25/2061(1)(5)	$2,462,181
	PRPM LLC
1,363,305	2.49%, 10/25/2026(1)(5)	1,360,313
1,826,220	4.79%, 06/25/2026(1)(5)	1,812,199
1,436,871	4.79%, 07/25/2026(1)(5)	1,421,717
2,823,916	4.87%, 04/25/2026(1)(5)	2,803,255
496,404	5.36%, 11/25/2025(1)(5)	497,916
3,113,885	5.61%, 10/25/2025(1)(5)	3,113,889
318,058	RALI Trust 6.00%, 12/25/2035	272,521
527,307	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	500,045
	Starwood Mortgage Residential Trust
451,641	0.94%, 05/25/2065(1)(3)	422,797
2,802,317	1.92%, 11/25/2066(1)(3)	2,466,947
4,939,802	Towd Point Mortgage Trust 2.92%, 11/30/2060(1)(3)	4,161,452
	VCAT LLC
95,822	4.74%, 05/25/2051(1)(5)	94,888
242,190	5.12%, 03/27/2051(1)(5)	241,072
	Verus Securitization Trust
861,330	0.92%, 02/25/2064(1)(3)	788,509
1,255,946	0.94%, 07/25/2066(1)(3)	1,052,754
744,004	1.03%, 02/25/2066(1)(3)	671,479
4,996,266	1.05%, 06/25/2066(1)(3)	4,366,815
1,879,515	1.82%, 11/25/2066(1)(3)	1,713,206
4,473,290	1.83%, 10/25/2066(1)(5)	4,008,435
628,647	4.13%, 02/25/2067(1)(5)	606,065
996,604	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	997,147
	WaMu Mortgage Pass-Through Certificates Trust
540,998	4.24%, 06/25/2037(3)	469,295
1,248,262	4.39%, 12/25/2046, 1 yr. USD MTA + 0.82%(2)	1,041,026
235,820	5.81%, 06/25/2044, 1 mo. USD Term SOFR + 0.95%(2)	223,402
		133,908,249
	Total Asset & Commercial Mortgage-Backed Securities (cost $350,513,688)	$334,098,791
CORPORATE BONDS - 27.7%
	Advertising - 0.1%
2,335,000	Lamar Media Corp. 3.63%, 01/15/2031	$2,134,067
	Aerospace/Defense - 0.3%
1,035,000	BAE Systems PLC 5.13%, 03/26/2029(1)	1,064,361
	Boeing Co.
80,000	2.95%, 02/01/2030	71,472
235,000	3.60%, 05/01/2034	200,406
105,000	3.75%, 02/01/2050	73,754
925,000	5.93%, 05/01/2060	887,811
505,000	6.30%, 05/01/2029(1)	531,028
555,000	6.39%, 05/01/2031(1)	589,768
	L3Harris Technologies, Inc.
530,000	5.05%, 06/01/2029	545,730
1,230,000	5.35%, 06/01/2034	1,278,291
845,000	Northrop Grumman Corp. 5.15%, 05/01/2040	857,439
		6,100,060
	Agriculture - 0.3%
1,025,000	BAT Capital Corp. 5.83%, 02/20/2031	1,086,521
	Philip Morris International, Inc.
1,715,000	5.13%, 02/15/2030	1,778,024
530,000	5.13%, 02/13/2031	550,264
425,000	5.38%, 02/15/2033	444,100
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Agriculture - 0.3% - (continued)
$ 215,000	5.63%, 11/17/2029	$228,115
1,190,000	5.63%, 09/07/2033	1,265,689
		5,352,713
	Apparel - 0.3%
550,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	545,122
	Tapestry, Inc.
355,000	7.05%, 11/27/2025	362,010
940,000	7.35%, 11/27/2028	987,494
244,000	7.70%, 11/27/2030	262,650
3,550,000	William Carter Co. 5.63%, 03/15/2027(1)	3,542,335
		5,699,611
	Beverages - 0.0%
150,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	153,780
	Biotechnology - 0.2%
1,315,000	Amgen, Inc. 5.25%, 03/02/2033	1,367,787
	Royalty Pharma PLC
2,900,000	2.15%, 09/02/2031	2,469,394
105,000	2.20%, 09/02/2030	91,911
560,000	5.15%, 09/02/2029	574,156
		4,503,248
	Chemicals - 0.2%
	Celanese U.S. Holdings LLC
1,240,000	6.17%, 07/15/2027	1,284,262
465,000	6.55%, 11/15/2030	500,890
1,730,000	OCP SA 6.75%, 05/02/2034(1)	1,856,809
		3,641,961
	Commercial Banks - 6.6%
1,400,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	1,449,148
EUR 800,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	936,893
1,575,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	1,855,047
$ 800,000	Banco Santander SA 5.44%, 07/15/2031	835,903
	Bank of America Corp.
1,050,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	910,151
940,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	809,185
1,925,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(6)	1,664,953
165,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	144,546
1,410,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	1,278,083
5,370,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	4,784,976
1,475,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(6)	1,394,913

37

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 395,000	4.95%, 07/22/2028, (4.95% fixed rate until 07/22/2027; 6 mo. USD SOFR + 2.04% thereafter)(6)	$401,978
210,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	215,830
795,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	834,199
1,035,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	1,065,572
	Bank of Ireland Group PLC
2,610,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	2,707,641
3,685,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	3,734,719
	Bank of New York Mellon Corp.
420,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	433,453
875,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(6)	904,756
815,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	845,228
1,045,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	1,123,521
	Barclays PLC
1,090,000	4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(6)	1,097,917
2,025,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	2,104,736
2,170,000	BNP Paribas SA 5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	2,340,542
	BPCE SA
545,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(6)	562,613
905,000	5.94%, 05/30/2035, (5.94% fixed rate until 05/30/2034; 6 mo. USD SOFR + 1.85% thereafter)(1)(6)	946,451
1,650,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(6)	1,734,018
2,620,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	2,798,348
1,195,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	1,336,902
665,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	682,401
	Citizens Financial Group, Inc.
1,020,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(6)	1,056,907
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 1,215,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	$1,263,087
285,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	312,181
365,000	Comerica, Inc. 5.98%, 01/30/2030, (5.98% fixed rate until 01/30/2029; 6 mo. USD SOFR + 2.16% thereafter)(6)	376,020
1,775,000	Credit Agricole SA 6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	1,892,872
	Danske Bank AS
655,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	635,303
540,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(6)	562,568
	Deutsche Bank AG
200,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	190,251
575,000	5.40%, 09/11/2035, (5.40% fixed rate until 09/11/2034; 6 mo. USD SOFR + 2.05% thereafter)(6)	578,173
620,000	5.41%, 05/10/2029	643,803
	Goldman Sachs Group, Inc.
1,930,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	1,672,382
1,375,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	1,214,313
1,490,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(6)	1,527,280
1,135,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	1,192,152
	HSBC Holdings PLC
1,150,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	1,054,034
1,135,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	1,136,032
2,185,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	2,261,441
1,675,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(6)	1,763,290
365,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	374,873
865,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	1,037,896
	JP Morgan Chase & Co.
1,270,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	1,113,847
2,945,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	2,623,689

38

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 170,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	$165,254
2,230,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	2,205,248
390,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	396,330
1,495,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(6)	1,537,632
1,340,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	1,385,818
2,675,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	2,793,262
1,575,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	1,652,158
520,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	538,868
280,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	298,322
	M&T Bank Corp.
570,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	564,958
1,335,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	1,461,627
1,580,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	1,587,594
EUR 1,700,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	1,779,059
	Morgan Stanley
$ 1,890,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	1,598,299
1,960,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	1,661,566
460,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(6)	441,375
455,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	472,491
1,170,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	1,229,867
3,050,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	3,275,921
	OTP Bank Nyrt
EUR 1,570,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	1,772,849
$ 815,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	846,288
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Commercial Banks - 6.6% - (continued)
$ 3,485,000	Societe Generale SA 6.07%, 01/19/2035, (6.07% fixed rate until 01/19/2034; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	$3,631,858
	Standard Chartered PLC
1,115,000	5.91%, 05/14/2035, (5.91% fixed rate until 05/14/2034; 1 yr. USD CMT + 1.45% thereafter)(1)(6)	1,175,199
670,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	728,449
865,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	943,308
	UBS Group AG
575,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	490,173
865,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	778,824
640,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	624,618
225,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(6)	226,397
1,090,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	1,156,612
760,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(1)(6)	799,327
2,785,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	3,072,278
	Wells Fargo & Co.
385,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	349,410
3,290,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	3,046,778
2,855,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	2,608,106
1,705,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	1,721,983
100,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	103,638
930,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	973,251
2,310,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	2,402,231
765,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	853,771
		119,768,014
	Commercial Services - 0.8%
1,640,000	Ashtead Capital, Inc. 4.38%, 08/15/2027(1)	1,627,350
	Block, Inc.
970,000	3.50%, 06/01/2031	884,455

39

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Commercial Services - 0.8% - (continued)
$ 3,315,000	6.50%, 05/15/2032(1)	$3,452,019
	Howard University
1,000,000	2.70%, 10/01/2029	908,746
1,000,000	2.90%, 10/01/2031	871,975
720,000	3.48%, 10/01/2041	563,761
	Service Corp. International
2,500,000	3.38%, 08/15/2030	2,265,855
385,000	4.63%, 12/15/2027	379,884
1,861,000	5.13%, 06/01/2029	1,858,148
865,000	5.75%, 10/15/2032	870,780
140,000	United Rentals North America, Inc. 4.00%, 07/15/2030	132,326
		13,815,299
	Construction Materials - 0.4%
3,340,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	3,274,874
	Standard Industries, Inc.
535,000	3.38%, 01/15/2031(1)	476,721
3,370,000	4.38%, 07/15/2030(1)	3,189,996
250,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	260,289
		7,201,880
	Diversified Financial Services - 0.5%
	Capital One Financial Corp.
1,090,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,024,241
540,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	568,532
2,830,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	3,215,726
1,085,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	1,273,769
	Nomura Holdings, Inc.
660,000	2.61%, 07/14/2031	573,550
925,000	5.78%, 07/03/2034	971,051
805,000	Synchrony Financial 5.94%, 08/02/2030, (5.94% fixed rate until 08/02/2029; 6 mo. USD SOFR + 2.13% thereafter)(6)(8)	826,658
		8,453,527
	Electric - 3.4%
1,235,000	Alabama Power Co. 3.45%, 10/01/2049	945,663
715,000	Ameren Corp. 5.00%, 01/15/2029	731,695
1,355,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(6)(8)	1,442,385
	Arizona Public Service Co.
450,000	5.55%, 08/01/2033	468,696
345,000	6.35%, 12/15/2032	378,859
820,000	Baltimore Gas & Electric Co. 5.65%, 06/01/2054	881,351
1,225,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,123,106
1,050,000	Consolidated Edison Co. of New York, Inc. 3.20%, 12/01/2051	748,060
	Dominion Energy, Inc.
818,000	3.38%, 04/01/2030	774,818
65,000	6.30%, 03/15/2033	70,972
	Duke Energy Carolinas LLC
105,000	3.55%, 03/15/2052	80,789
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Electric - 3.4% - (continued)
$ 1,320,000	4.25%, 12/15/2041	$1,195,475
	Duke Energy Corp.
2,040,000	2.55%, 06/15/2031	1,803,427
1,160,000	4.50%, 08/15/2032	1,146,024
60,000	5.00%, 08/15/2052	56,853
180,000	5.45%, 06/15/2034	187,661
310,000	5.80%, 06/15/2054	326,604
780,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	569,027
510,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	532,623
	Duke Energy Progress LLC
490,000	4.00%, 04/01/2052	408,800
670,000	4.38%, 03/30/2044	606,690
	Edison International
270,000	4.13%, 03/15/2028	267,498
825,000	5.25%, 11/15/2028	846,162
3,125,000	6.95%, 11/15/2029	3,442,539
1,065,000	8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(6)	1,118,531
755,000	Emera, Inc. 6.75%, 06/15/2076	759,254
2,450,000	Energo-Pro AS 8.50%, 02/04/2027(1)	2,468,890
500,000	Evergy, Inc. 2.90%, 09/15/2029	463,939
	Eversource Energy
2,255,000	5.13%, 05/15/2033	2,291,704
690,000	5.50%, 01/01/2034	715,450
	Georgia Power Co.
940,000	4.30%, 03/15/2042	855,156
250,000	5.25%, 03/15/2034	261,796
845,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	832,948
465,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	497,883
115,000	National Grid PLC 5.60%, 06/12/2028	120,025
	NextEra Energy Capital Holdings, Inc.
650,000	1.88%, 01/15/2027	617,144
1,145,000	2.25%, 06/01/2030	1,022,710
1,555,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	1,584,377
515,000	NSTAR Electric Co. 5.40%, 06/01/2034	543,060
140,000	Oglethorpe Power Corp. 5.80%, 06/01/2054(1)	147,088
755,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	784,431
500,000	Oncor Electric Delivery Co. LLC 5.65%, 11/15/2033	538,467
	Pacific Gas & Electric Co.
2,880,000	2.50%, 02/01/2031	2,521,472
260,000	4.40%, 03/01/2032	252,665
735,000	4.55%, 07/01/2030	728,831
205,000	5.45%, 06/15/2027	209,828
800,000	5.90%, 06/15/2032	845,894
1,670,000	6.10%, 01/15/2029	1,762,242
1,475,000	6.15%, 01/15/2033	1,582,017
2,040,000	6.40%, 06/15/2033	2,226,824
150,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(6)	157,546
710,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	754,176
	Public Service Enterprise Group, Inc.
265,000	5.45%, 04/01/2034	276,066
1,120,000	6.13%, 10/15/2033	1,218,905
	Puget Energy, Inc.
885,000	2.38%, 06/15/2028	819,777
2,070,000	3.65%, 05/15/2025	2,047,918
885,000	4.22%, 03/15/2032	831,491

40

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Electric - 3.4% - (continued)
$ 1,250,000	Sempra 6.40%, 10/01/2054, (6.40% fixed rate until 07/01/2034; 5 yr. USD CMT + 2.63% thereafter)(6)	$1,255,938
	Southern California Edison Co.
1,010,000	5.20%, 06/01/2034	1,045,829
390,000	5.75%, 04/15/2054	416,587
510,000	5.88%, 12/01/2053	552,282
165,000	5.95%, 11/01/2032	179,211
	Southern Co.
1,280,000	4.85%, 03/15/2035	1,288,707
1,170,000	5.20%, 06/15/2033	1,211,317
	Virginia Electric & Power Co.
356,000	2.45%, 12/15/2050	219,849
1,145,000	5.00%, 04/01/2033	1,171,819
1,625,000	5.00%, 01/15/2034	1,663,004
390,000	5.05%, 08/15/2034	399,946
405,000	5.35%, 01/15/2054	413,630
400,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	418,387
720,000	Xcel Energy, Inc. 4.60%, 06/01/2032	712,398
		61,843,186
	Energy-Alternate Sources - 0.1%
1,370,650	Greenko Power II Ltd. 4.30%, 12/13/2028(7)	1,287,826
	Engineering & Construction - 0.7%
7,400,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	7,316,870
1,615,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,511,527
3,012,861	International Airport Finance SA 12.00%, 03/15/2033(1)	3,214,078
		12,042,475
	Entertainment - 0.6%
	Warnermedia Holdings, Inc.
660,000	4.05%, 03/15/2029	623,818
1,685,000	4.28%, 03/15/2032	1,502,223
695,000	5.05%, 03/15/2042	567,140
3,580,000	5.14%, 03/15/2052	2,761,646
400,000	5.39%, 03/15/2062	306,198
	WMG Acquisition Corp.
725,000	3.75%, 12/01/2029(1)	682,779
4,525,000	3.88%, 07/15/2030(1)	4,215,834
		10,659,638
	Environmental Control - 0.4%
4,475,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	4,414,119
	Republic Services, Inc.
165,000	1.45%, 02/15/2031	138,187
655,000	5.20%, 11/15/2034	683,186
1,145,000	Veralto Corp. 5.35%, 09/18/2028	1,191,831
		6,427,323
	Equity Fund - 0.1%
1,770,000	Brookfield Finance, Inc. 5.68%, 01/15/2035	1,856,301
	Food - 0.3%
550,000	Cencosud SA 5.95%, 05/28/2031(1)	574,506
411,000	Conagra Brands, Inc. 4.85%, 11/01/2028	417,104
2,040,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	1,811,810
1,690,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	1,700,956
	Tyson Foods, Inc.
165,000	5.40%, 03/15/2029	171,244
405,000	5.70%, 03/15/2034	426,293
		5,101,913
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Gas - 0.3%
$ 196,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	$205,343
	NiSource, Inc.
205,000	5.35%, 04/01/2034	212,408
1,045,000	5.40%, 06/30/2033	1,086,350
	Southern California Gas Co.
785,000	5.20%, 06/01/2033	815,384
2,125,000	5.60%, 04/01/2054	2,250,062
		4,569,547
	Hand/Machine Tools - 0.0%
325,000	Regal Rexnord Corp. 6.30%, 02/15/2030	345,589
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
1,164,000	2.75%, 09/23/2026(1)	1,129,038
455,000	5.38%, 12/06/2032(1)	475,309
340,000	5.75%, 12/06/2052(1)	365,407
3,220,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,147,319
2,812,000	Hologic, Inc. 4.63%, 02/01/2028(1)	2,762,284
530,000	Smith & Nephew PLC 5.40%, 03/20/2034	550,801
	Solventum Corp.
1,495,000	5.40%, 03/01/2029(1)	1,537,271
410,000	5.45%, 03/13/2031(1)	422,394
		10,389,823
	Healthcare - Services - 1.0%
	Centene Corp.
415,000	2.45%, 07/15/2028	382,279
95,000	3.38%, 02/15/2030	87,520
435,000	4.25%, 12/15/2027	427,315
5,230,000	4.63%, 12/15/2029	5,117,380
1,020,000	Cigna Group 5.00%, 05/15/2029	1,049,919
470,000	CommonSpirit Health 3.35%, 10/01/2029	447,530
765,000	Elevance Health, Inc. 5.38%, 06/15/2034	803,392
	HCA, Inc.
1,760,000	3.38%, 03/15/2029	1,679,182
165,000	5.45%, 04/01/2031	171,795
415,000	5.45%, 09/15/2034	426,114
905,000	5.60%, 04/01/2034	942,193
570,000	Humana, Inc. 5.38%, 04/15/2031	589,795
	Icon Investments Six DAC
385,000	5.81%, 05/08/2027	397,151
200,000	6.00%, 05/08/2034	212,505
	Kaiser Foundation Hospitals
355,000	2.81%, 06/01/2041	273,530
695,000	3.00%, 06/01/2051	497,154
	UnitedHealth Group, Inc.
855,000	2.75%, 05/15/2040	653,796
190,000	3.50%, 08/15/2039	163,536
1,005,000	4.95%, 01/15/2032	1,038,596
240,000	4.95%, 05/15/2062	231,561
190,000	5.35%, 02/15/2033	201,690
1,405,000	5.38%, 04/15/2054	1,458,124
850,000	5.75%, 07/15/2064	916,468
260,000	6.05%, 02/15/2063	294,018
		18,462,543
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,446,000	5.13%, 08/01/2030(1)	1,436,554
2,558,000	5.75%, 01/15/2028(1)	2,602,604
		4,039,158
	Household Products - 0.0%
575,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	554,553

41

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Insurance - 0.8%
$ 385,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	$401,814
1,615,000	Aon North America, Inc. 5.45%, 03/01/2034	1,693,891
	Athene Global Funding
1,985,000	2.65%, 10/04/2031(1)	1,702,352
1,125,000	2.72%, 01/07/2029(1)	1,038,800
	Corebridge Financial, Inc.
195,000	3.85%, 04/05/2029	189,838
730,000	5.75%, 01/15/2034	768,714
1,290,000	Corebridge Global Funding 5.20%, 06/24/2029(1)	1,330,477
1,660,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,518,576
670,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	667,229
180,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	186,534
1,120,000	Jackson National Life Global Funding 4.60%, 10/01/2029(1)	1,116,460
560,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	551,055
2,120,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	1,838,605
815,000	Protective Life Global Funding 5.22%, 06/12/2029(1)	845,773
		13,850,118
	Internet - 0.6%
	Gen Digital, Inc.
3,060,000	5.00%, 04/15/2025(1)	3,042,629
1,900,000	6.75%, 09/30/2027(1)	1,952,811
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
770,000	3.50%, 03/01/2029(1)	722,493
3,995,000	5.25%, 12/01/2027(1)	3,980,340
355,000	Uber Technologies, Inc. 4.80%, 09/15/2034	354,464
		10,052,737
	Investment Company Security - 0.0%
505,000	New Mountain Finance Corp. 6.88%, 02/01/2029	510,940
	Iron/Steel - 0.0%
360,000	Cleveland-Cliffs, Inc. 7.00%, 03/15/2032(1)	363,111
	IT Services - 0.3%
941,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	912,621
920,000	Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	909,714
3,387,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	3,535,249
		5,357,584
	Lodging - 0.0%
785,000	Las Vegas Sands Corp. 6.20%, 08/15/2034	820,930
	Machinery-Diversified - 0.1%
	AGCO Corp.
210,000	5.45%, 03/21/2027	214,190
285,000	5.80%, 03/21/2034	297,768
996,000	Otis Worldwide Corp. 2.57%, 02/15/2030	911,970
		1,423,928
	Media - 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
515,000	2.25%, 01/15/2029	458,333
640,000	3.50%, 03/01/2042	444,277
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Media - 1.1% - (continued)
$ 175,000	3.70%, 04/01/2051	$111,350
660,000	3.75%, 02/15/2028	633,247
500,000	3.85%, 04/01/2061	305,991
425,000	3.90%, 06/01/2052	278,288
1,145,000	6.48%, 10/23/2045	1,104,200
2,335,000	6.55%, 06/01/2034	2,428,625
55,000	6.83%, 10/23/2055	54,757
	Comcast Corp.
1,195,000	2.89%, 11/01/2051	800,854
1,259,000	2.94%, 11/01/2056	822,485
480,000	5.65%, 06/01/2054	511,938
	Cox Communications, Inc.
1,105,000	2.60%, 06/15/2031(1)	951,113
1,530,000	5.45%, 09/01/2034(1)	1,547,868
	Paramount Global
215,000	4.20%, 05/19/2032(8)	190,494
945,000	4.38%, 03/15/2043	698,456
405,000	4.95%, 01/15/2031	381,741
150,000	4.95%, 05/19/2050	114,781
1,000,000	5.25%, 04/01/2044	795,372
650,000	5.85%, 09/01/2043	565,179
230,000	6.88%, 04/30/2036	233,002
	Sirius XM Radio, Inc.
1,425,000	4.00%, 07/15/2028(1)	1,344,498
3,600,000	4.13%, 07/01/2030(1)	3,265,562
1,585,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,823,470
780,000	Time Warner Cable LLC 6.55%, 05/01/2037	771,008
		20,636,889
	Mining - 0.4%
865,000	Anglo American Capital PLC 5.75%, 04/05/2034(1)	902,196
	Glencore Funding LLC
1,285,000	5.37%, 04/04/2029(1)	1,327,416
2,392,000	5.63%, 04/04/2034(1)	2,493,879
1,805,000	6.38%, 10/06/2030(1)	1,960,634
935,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	1,042,396
		7,726,521
	Oil & Gas - 2.1%
	Aker BP ASA
987,000	2.00%, 07/15/2026(1)	945,127
160,000	5.13%, 10/01/2034(1)	157,957
150,000	5.80%, 10/01/2054(1)	147,547
640,000	6.00%, 06/13/2033(1)	670,207
	BP Capital Markets America, Inc.
115,000	2.94%, 06/04/2051	78,047
1,710,000	4.81%, 02/13/2033	1,729,732
915,000	4.89%, 09/11/2033	929,928
995,000	4.99%, 04/10/2034	1,015,651
650,000	5.23%, 11/17/2034	675,550
	ConocoPhillips Co.
276,000	3.80%, 03/15/2052	221,118
230,000	4.03%, 03/15/2062	185,072
490,000	5.30%, 05/15/2053	493,782
175,000	5.55%, 03/15/2054	182,706
1,050,000	5.70%, 09/15/2063	1,118,376
	Diamondback Energy, Inc.
245,000	5.40%, 04/18/2034	249,893
205,000	5.75%, 04/18/2054	206,454
385,000	5.90%, 04/18/2064	387,570
795,000	6.25%, 03/15/2033	855,715
300,000	6.25%, 03/15/2053	320,533
	Ecopetrol SA
2,250,000	4.63%, 11/02/2031	1,932,230
3,490,000	8.38%, 01/19/2036	3,569,397
830,000	8.63%, 01/19/2029	895,639

42

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Oil & Gas - 2.1% - (continued)
	Energean Israel Finance Ltd.
$ 1,915,000	5.88%, 03/30/2031(1)(7)	$1,637,900
995,000	8.50%, 09/30/2033(1)(7)	940,445
1,855,000	Eni SpA 5.50%, 05/15/2034(1)	1,919,735
675,000	Equinor ASA 3.63%, 04/06/2040	580,946
	Hess Corp.
1,957,000	7.13%, 03/15/2033	2,255,715
430,000	7.30%, 08/15/2031	491,981
2,045,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(1)(7)	1,935,756
785,000	Ovintiv, Inc. 6.63%, 08/15/2037	841,276
	Patterson-UTI Energy, Inc.
280,000	5.15%, 11/15/2029	276,376
475,000	7.15%, 10/01/2033	511,822
	Phillips 66 Co.
1,045,000	5.25%, 06/15/2031	1,079,827
1,145,000	5.30%, 06/30/2033	1,179,581
	Saudi Arabian Oil Co.
495,000	5.25%, 07/17/2034(1)	509,113
695,000	5.88%, 07/17/2064(1)	703,386
	Shell International Finance BV
215,000	2.88%, 11/26/2041	163,978
440,000	3.00%, 11/26/2051	306,363
575,000	3.25%, 04/06/2050	426,245
	TotalEnergies Capital SA
720,000	4.72%, 09/10/2034	722,894
850,000	5.43%, 09/10/2064	853,859
1,330,000	5.64%, 04/05/2064	1,384,725
2,200,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	2,191,271
		37,881,425
	Packaging & Containers - 0.3%
6,115,000	Ball Corp. 6.00%, 06/15/2029	6,326,053
	Pharmaceuticals - 0.3%
	AbbVie, Inc.
550,000	4.95%, 03/15/2031	571,555
245,000	5.40%, 03/15/2054	259,442
695,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	743,615
645,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	683,240
	CVS Health Corp.
1,095,000	2.70%, 08/21/2040	776,851
435,000	4.13%, 04/01/2040	372,338
700,000	5.05%, 03/25/2048	638,115
	Eli Lilly & Co.
370,000	4.20%, 08/14/2029	373,335
255,000	4.60%, 08/14/2034	258,498
45,000	5.05%, 08/14/2054	45,963
		4,722,952
	Pipelines - 1.3%
	Columbia Pipelines Holding Co. LLC
155,000	5.10%, 10/01/2031(1)	156,246
1,370,000	6.04%, 08/15/2028(1)	1,431,885
	Columbia Pipelines Operating Co. LLC
545,000	5.93%, 08/15/2030(1)	576,806
655,000	6.04%, 11/15/2033(1)	698,283
1,675,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	1,490,519
	Enbridge, Inc.
1,430,000	5.63%, 04/05/2034	1,498,789
1,320,000	5.70%, 03/08/2033	1,390,078
	Energy Transfer LP
480,000	5.25%, 07/01/2029	494,335
1,140,000	6.40%, 12/01/2030	1,242,461
310,000	Enterprise Products Operating LLC 3.30%, 02/15/2053	221,500
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Pipelines - 1.3% - (continued)
$ 125,000	EQM Midstream Partners LP 6.50%, 07/01/2027(1)	$128,759
	Galaxy Pipeline Assets Bidco Ltd.
313,575	2.16%, 03/31/2034(1)	277,690
840,000	2.63%, 03/31/2036(1)	716,108
329,305	2.94%, 09/30/2040(1)	276,405
	Greensaif Pipelines Bidco SARL
850,000	5.85%, 02/23/2036(1)	878,693
1,335,000	6.13%, 02/23/2038(1)	1,409,711
1,490,000	6.51%, 02/23/2042(1)	1,602,266
1,920,000	Hess Midstream Operations LP 6.50%, 06/01/2029(1)	1,987,169
1,550,000	MPLX LP 5.50%, 06/01/2034	1,591,310
	ONEOK, Inc.
210,000	3.10%, 03/15/2030	195,300
455,000	4.40%, 10/15/2029	453,198
460,000	4.75%, 10/15/2031	459,706
365,000	5.05%, 11/01/2034	362,931
850,000	5.85%, 11/01/2064	842,664
610,000	6.10%, 11/15/2032	656,064
60,000	7.15%, 01/15/2051	69,166
535,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	503,185
	Whistler Pipeline LLC
50,000	5.40%, 09/30/2029(1)	51,054
705,000	5.70%, 09/30/2031(1)	729,345
355,000	5.95%, 09/30/2034(1)	367,253
		22,758,879
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
90,000	2.70%, 04/15/2031	80,278
955,000	3.80%, 08/15/2029	928,627
510,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	563,603
895,000	Cousins Properties LP 5.88%, 10/01/2034	917,960
	Crown Castle, Inc.
1,845,000	4.80%, 09/01/2028	1,864,766
600,000	5.00%, 01/11/2028	610,223
650,000	5.60%, 06/01/2029	679,023
425,000	NNN REIT, Inc. 5.50%, 06/15/2034	441,796
1,030,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	1,082,096
2,240,000	SBA Tower Trust 2.84%, 01/15/2050(1)	2,223,874
782,000	VICI Properties LP 4.95%, 02/15/2030	787,199
		10,179,445
	Retail - 0.4%
	AutoZone, Inc.
360,000	4.75%, 08/01/2032	361,020
235,000	4.75%, 02/01/2033	234,950
450,000	5.40%, 07/15/2034	466,528
670,000	6.55%, 11/01/2033	748,400
	FirstCash, Inc.
3,352,000	4.63%, 09/01/2028(1)	3,226,194
1,735,000	5.63%, 01/01/2030(1)	1,719,316
200,000	Home Depot, Inc. 5.30%, 06/25/2054	209,961
202,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	203,424
		7,169,793
	Semiconductors - 0.5%
	Broadcom, Inc.
1,510,000	4.15%, 02/15/2028	1,508,367
395,000	5.05%, 07/12/2029	406,726
3,740,000	Foundry JV Holdco LLC 6.15%, 01/25/2032(1)	3,886,556

43

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.7% - (continued)
	Semiconductors - 0.5% - (continued)
	Intel Corp.
$ 350,000	3.10%, 02/15/2060	$212,765
250,000	4.75%, 03/25/2050	215,868
535,000	5.15%, 02/21/2034	540,013
285,000	5.70%, 02/10/2053	280,502
500,000	5.90%, 02/10/2063	500,296
740,000	Marvell Technology, Inc. 2.45%, 04/15/2028	690,383
910,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	814,702
		9,056,178
	Software - 1.0%
640,000	Constellation Software, Inc. 5.46%, 02/16/2034(1)	668,539
3,542,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	3,427,175
668,000	MSCI, Inc. 3.63%, 11/01/2031(1)	614,841
	Open Text Corp.
4,905,000	3.88%, 12/01/2029(1)	4,559,092
1,040,000	6.90%, 12/01/2027(1)	1,097,050
600,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	552,249
	Oracle Corp.
280,000	2.95%, 04/01/2030	260,170
1,790,000	3.85%, 04/01/2060	1,342,495
515,000	4.10%, 03/25/2061	404,561
4,425,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	4,424,203
		17,350,375
	Telecommunications - 0.4%
	AT&T, Inc.
429,000	3.55%, 09/15/2055	313,118
1,056,000	3.80%, 12/01/2057	797,474
	Cisco Systems, Inc.
860,000	4.95%, 02/26/2031(8)	898,315
450,000	5.35%, 02/26/2064	477,153
1,750,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 yr. USD CMT + 4.27% thereafter)(6)(7)(9)	1,746,072
	T-Mobile USA, Inc.
975,000	3.88%, 04/15/2030	947,819
960,000	4.70%, 01/15/2035	955,451
420,000	5.05%, 07/15/2033	430,052
275,000	5.75%, 01/15/2034	295,097
		6,860,551
	Trucking & Leasing - 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
770,000	2.70%, 11/01/2024(1)	768,203
1,185,000	4.00%, 07/15/2025(1)	1,177,708
305,000	5.35%, 03/30/2029(1)	314,685
430,000	6.05%, 08/01/2028(1)	452,431
		2,713,027
	Total Corporate Bonds (cost $496,362,247)	$500,165,471
FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
	Bermuda - 0.1%
	Bermuda Government International Bonds
735,000	2.38%, 08/20/2030(1)	$646,653
1,825,000	5.00%, 07/15/2032(1)	1,847,813
		2,494,466
	Brazil - 0.4%
BRL 42,374,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	7,001,355
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.2% - (continued)
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 845,000	1.38%, 09/23/2050(7)	$569,070
1,195,000	4.88%, 05/13/2036(7)	1,464,858
		2,033,928
	Chile - 0.1%
	Chile Government International Bonds
1,605,000	1.25%, 01/22/2051	1,027,298
$ 585,000	4.95%, 01/05/2036	592,292
		1,619,590
	Colombia - 0.1%
	Colombia Government International Bonds
2,685,000	5.00%, 06/15/2045	1,977,358
395,000	5.20%, 05/15/2049	291,711
		2,269,069
	Costa Rica - 0.1%
1,140,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,211,561
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 2,855,000	1.63%, 04/28/2032(7)	2,701,462
$ 1,595,000	6.13%, 05/22/2028(1)	1,662,788
		4,364,250
	Indonesia - 0.2%
	Indonesia Government International Bonds
EUR 3,075,000	1.10%, 03/12/2033	2,811,085
$ 800,000	5.15%, 09/10/2054	812,878
		3,623,963
	Israel - 0.1%
	Israel Government International Bonds
755,000	5.75%, 03/12/2054	717,967
215,000	6.50%, 11/06/2031(7)	229,867
		947,834
	Ivory Coast - 0.1%
EUR 1,965,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,929,752
	Mexico - 0.4%
	Mexico Government International Bonds
$ 765,000	3.50%, 02/12/2034	650,650
5,295,000	6.00%, 05/07/2036	5,392,649
1,085,000	6.34%, 05/04/2053	1,079,307
225,000	6.35%, 02/09/2035	235,837
635,000	6.40%, 05/07/2054	635,372
		7,993,815
	North Macedonia - 0.3%
	North Macedonia Government International Bonds
EUR 1,825,000	2.75%, 01/18/2025(7)	2,019,618
2,165,000	3.68%, 06/03/2026(1)	2,368,553
		4,388,171
	Panama - 0.1%
	Panama Government International Bonds
$ 275,000	6.85%, 03/28/2054	278,026
590,000	6.88%, 01/31/2036	617,976
		896,002
	Peru - 0.1%
	Peru Government International Bonds
505,000	3.00%, 01/15/2034	432,933
635,000	5.38%, 02/08/2035	650,811
880,000	5.88%, 08/08/2054	923,694
		2,007,438

44

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.2% - (continued)
	Philippines - 0.2%
	Philippines Government International Bonds
EUR 2,315,000	1.20%, 04/28/2033	$2,144,169
710,000	1.75%, 04/28/2041	576,945
$ 840,000	4.75%, 03/05/2035	848,285
		3,569,399
	Poland - 0.0%
670,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	687,815
	Romania - 0.5%
	Romania Government International Bonds
EUR 2,970,000	2.63%, 12/02/2040(1)	2,212,094
5,590,000	2.75%, 04/14/2041(7)	4,196,333
$ 2,312,000	5.88%, 01/30/2029(1)	2,367,786
		8,776,213
	Saudi Arabia - 0.1%
1,395,000	Saudi Government International Bonds 5.75%, 01/16/2054(1)	1,421,107
	Total Foreign Government Obligations (cost $64,086,158)	$57,235,728
MUNICIPAL BONDS - 1.3%
	Development - 0.2%
3,995,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	$3,909,754
	General - 0.6%
720,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	642,729
5,445,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,909,341
4,130,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	4,031,380
		10,583,450
	School District - 0.2%
	Chicago Board of Education, IL, GO
1,115,000	6.14%, 12/01/2039	1,090,724
1,540,000	6.32%, 11/01/2029	1,564,460
		2,655,184
	Transportation - 0.2%
2,790,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040(8)	3,168,595
	Utilities - 0.1%
2,323,246	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	2,402,897
	Utility - Electric - 0.0%
722,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	824,402
	Total Municipal Bonds (cost $24,663,883)	$23,544,282
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
761,143	PES Holdings LLC 3.00%, 12/31/2024, U.S. (Fed) Prime Rate + 3.00%(11)(12)	$3,806
	Total Senior Floating Rate Interests (cost $761,143)	$3,806
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5%
	Mortgage-Backed Agencies - 44.5%
	Federal Home Loan Mortgage Corp. - 8.0%
$ 41,336	0.00%, 11/15/2036(13)(14)	$34,541
5,633,387	0.57%, 12/25/2033(3)(4)	175,141
18,813,496	0.73%, 03/25/2027(3)(4)	231,999
4,585,399	0.74%, 10/25/2026(3)(4)	45,429
17,183,429	0.81%, 12/25/2030(3)(4)	630,964
9,986,100	0.88%, 06/25/2027(3)(4)	160,909
4,208,712	0.97%, 11/25/2030(3)(4)	179,442
1,902,242	1.00%, 02/25/2051	1,644,958
7,680,424	1.12%, 10/25/2030(3)(4)	373,225
12,794,568	1.21%, 06/25/2030(3)(4)	672,621
8,511,006	1.50%, 05/15/2037(4)	453,528
807,147	1.50%, 11/01/2051	638,168
6,216,402	1.68%, 05/25/2030(3)(4)	447,306
615,189	1.75%, 10/15/2042	538,051
1,375,005	2.00%, 05/01/2036	1,265,251
561,667	2.00%, 06/01/2036	516,828
712,019	2.00%, 12/01/2036	653,325
286,054	2.00%, 12/01/2040	250,278
1,801,979	2.00%, 05/01/2041	1,572,927
2,003,795	2.00%, 12/01/2041	1,744,391
1,620,668	2.00%, 10/01/2050	1,351,351
1,521,195	2.00%, 02/01/2051	1,280,524
8,078,908	2.00%, 03/01/2051	6,730,478
2,754,021	2.00%, 04/01/2051	2,291,999
1,525,041	2.00%, 05/01/2051	1,283,769
656,530	2.00%, 08/01/2051	547,606
662,898	2.00%, 11/01/2051	555,544
2,989,896	2.00%, 04/01/2052	2,509,290
3,569,346	2.00%, 06/15/2052(4)	449,539
143,088	2.50%, 05/15/2028(4)	4,334
916,742	2.50%, 05/01/2050	805,360
1,070,242	2.50%, 06/01/2050	935,896
6,041,745	2.50%, 07/01/2050	5,287,709
1,844,245	2.50%, 11/01/2050	1,608,072
560,785	2.50%, 02/01/2051	492,173
1,919,726	2.50%, 03/01/2051	1,673,404
2,374,252	2.50%, 03/25/2051(4)	335,262
701,077	2.50%, 05/01/2051	611,298
863,301	2.50%, 07/01/2051	753,204
600,182	2.50%, 08/01/2051	522,541
1,081,888	2.50%, 10/01/2051	942,163
2,775,424	2.50%, 03/15/2052(4)	403,469
1,748,722	2.50%, 03/25/2052	1,567,261
3,491,105	2.50%, 04/01/2052	3,039,020
3,115,997	2.50%, 08/25/2052(4)	473,089
299,248	3.00%, 03/15/2028(4)	10,041
491,460	3.00%, 08/01/2029	481,810
82,971	3.00%, 05/15/2032(4)	1,020
1,737,590	3.00%, 10/01/2032	1,687,851
271,676	3.00%, 03/15/2033(4)	20,815
1,123,747	3.00%, 04/01/2033	1,091,657
1,707,405	3.00%, 11/01/2036	1,627,265
1,030,631	3.00%, 01/01/2037	981,940
2,025,000	3.00%, 03/25/2040	1,804,738
543,026	3.00%, 05/15/2046	508,947
3,399,943	3.00%, 11/01/2046	3,129,146
868,823	3.00%, 12/01/2046	799,931
705,385	3.00%, 07/01/2050	643,597
286,046	3.00%, 08/01/2051	259,420
2,648,994	3.00%, 09/25/2051(4)	485,843
1,997,926	3.00%, 10/01/2051	1,813,274
757,590	3.00%, 01/01/2052	691,392
982,649	3.00%, 05/01/2052	891,547
333,565	3.25%, 11/15/2041	314,255
46,301	3.50%, 09/15/2026(4)	1,045
34,250	3.50%, 03/15/2027(4)	440

45

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.0% - (continued)
$ 678,489	3.50%, 05/15/2034(4)	$53,851
1,197,228	3.50%, 08/01/2034	1,172,293
331,291	3.50%, 03/15/2041(4)	10,101
443,836	3.50%, 10/15/2045	413,674
286,695	3.50%, 06/01/2046	270,724
1,034,002	3.50%, 12/15/2046	971,798
1,130,922	3.50%, 10/01/2047	1,067,930
425,578	3.50%, 12/01/2047	401,424
6,222,967	3.50%, 03/01/2048	5,880,156
191,177	3.50%, 08/01/2048	180,925
1,927,236	3.50%, 04/25/2051(4)	377,770
150,607	4.00%, 08/01/2025	149,788
42,018	4.00%, 12/15/2026(4)	366
62,438	4.00%, 07/15/2027(4)	1,067
73,175	4.00%, 03/15/2028(4)	1,549
49,257	4.00%, 06/15/2028(4)	1,186
235,525	4.00%, 07/15/2030(4)	14,303
1,163,814	4.00%, 05/25/2040(4)	166,826
1,210,324	4.00%, 09/15/2041	1,191,905
1,051,648	4.00%, 05/01/2042	1,040,266
363,569	4.00%, 08/01/2042	357,987
477,299	4.00%, 09/01/2042	469,971
24,132	4.00%, 07/01/2044	23,944
2,130,353	4.00%, 03/25/2045(4)	368,841
92,987	4.00%, 06/01/2045	90,830
358,069	4.00%, 02/01/2046	349,767
129,340	4.00%, 04/01/2047	126,840
106,051	4.00%, 09/01/2048	103,196
2,391,318	4.00%, 04/01/2049	2,323,608
477,714	4.00%, 05/01/2049	466,115
1,809,268	4.00%, 07/01/2049	1,764,882
192,500	4.50%, 09/01/2044	192,431
1,975,724	4.50%, 09/01/2053	1,942,155
857,324	4.75%, 07/15/2039	872,125
356,880	5.00%, 09/15/2033(4)	50,675
3,727	5.00%, 03/01/2039	3,842
107,399	5.00%, 08/01/2039	110,726
2,672	5.00%, 09/01/2039	2,734
6,305	5.00%, 12/01/2039	6,461
5,628	5.00%, 04/01/2041	5,803
12,299	5.00%, 04/01/2044	12,679
9,884	5.00%, 05/01/2044	10,041
460,750	5.00%, 02/15/2048(4)	93,607
553,676	5.00%, 08/01/2052	553,958
1,482,272	5.00%, 04/01/2053	1,490,763
2,152,000	5.36%, 01/25/2029(3)	2,256,330
7,747	5.50%, 03/01/2028	7,846
24,398	5.50%, 04/01/2033	25,195
299,708	5.50%, 05/01/2034	309,506
5,399	5.50%, 05/01/2037	5,569
15,782	5.50%, 11/01/2037	16,288
29,448	5.50%, 02/01/2038	30,349
12,474	5.50%, 04/01/2038	12,856
15,978	5.50%, 06/01/2038	16,464
1,654,360	5.50%, 08/01/2038	1,708,218
167,113	5.50%, 09/01/2038	172,214
3,248	5.50%, 12/01/2039	3,347
43,557	5.50%, 02/01/2040	44,886
143,954	5.50%, 05/01/2040	148,362
138,880	5.50%, 08/01/2040	143,119
721,770	5.50%, 06/01/2041	743,727
594,999	5.50%, 10/15/2046(4)	112,591
2,189,303	5.50%, 02/01/2053	2,228,473
4,825,003	5.50%, 09/01/2054	4,883,017
653	6.00%, 07/01/2029	668
71,621	6.00%, 10/01/2032	75,109
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal Home Loan Mortgage Corp. - 8.0% - (continued)
$ 12,791	6.00%, 11/01/2032	$13,085
88,420	6.00%, 12/01/2032	92,405
7,096	6.00%, 11/01/2033	7,421
16,456	6.00%, 01/01/2034	17,099
7,249	6.00%, 02/01/2034	7,578
73,184	6.00%, 08/01/2034	76,817
76,559	6.00%, 09/01/2034	80,250
94,017	6.00%, 01/01/2035	97,594
455,191	6.00%, 11/01/2037	480,329
1,077,084	6.00%, 11/01/2052	1,104,968
1,236,361	6.00%, 12/01/2052	1,276,044
589,819	6.00%, 03/01/2053	611,616
1,919,547	6.00%, 02/01/2054	1,962,523
1,569,612	6.00%, 05/01/2054	1,604,755
5,739,532	6.00%, 06/01/2054	5,897,628
4,080,591	6.00%, 08/01/2054	4,196,537
103	6.50%, 08/01/2032	108
216,466	6.50%, 07/15/2036	226,192
53,420	6.50%, 12/01/2037	56,417
23	7.50%, 09/01/2029	23
1,432,000	8.18%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,481,124
2,005,000	8.63%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	2,101,670
3,990,000	8.63%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	4,187,006
1,705,000	8.68%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	1,757,882
470,000	8.78%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(2)	492,854
3,815,000	8.78%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	4,038,416
620,000	8.83%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	654,194
1,629,000	8.93%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	1,695,073
1,705,000	8.98%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	1,800,906
1,525,000	9.28%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,621,910
2,440,000	9.78%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	2,616,365
		144,292,417
	Federal National Mortgage Association - 14.7%
43,253	0.00%, 03/25/2036(13)(14)	38,112
350,305	0.00%, 06/25/2041(13)(14)	271,027
7,529,423	0.39%, 01/25/2030(3)(4)	71,951
3,435,133	0.61%, 10/25/2049, 30 day USD SOFR Average + 5.89%(2)(4)	372,777
2,878,949	0.71%, 06/25/2045, 30 day USD SOFR Average + 5.99%(2)(4)	337,215
940,330	0.86%, 04/25/2055(3)(4)	24,271
705,582	0.90%, 08/25/2044(3)(4)	46,211
921,778	0.99%, 05/25/2046(3)(4)	45,275
629,146	1.07%, 06/25/2055(3)(4)	17,930
5,511,052	1.50%, 09/01/2051	4,367,216
318,629	1.50%, 10/01/2051	252,099
422,610	1.50%, 04/01/2052	334,166
7,963,728	1.58%, 05/25/2029(3)(4)	332,153
932,359	1.75%, 12/25/2042	840,136
1,426,448	2.00%, 05/01/2036	1,312,584
2,159,476	2.00%, 06/01/2036	1,989,727
1,582,827	2.00%, 08/01/2036	1,456,467
1,009,838	2.00%, 09/01/2036	929,211
706,536	2.00%, 12/01/2036	650,118

46

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 14.7% - (continued)
$ 574,209	2.00%, 09/25/2039	$511,732
1,209,974	2.00%, 09/01/2040	1,060,213
2,713,330	2.00%, 12/01/2040	2,379,603
1,097,650	2.00%, 04/01/2041	960,477
373,984	2.00%, 05/01/2041	326,474
1,441,537	2.00%, 10/01/2041	1,255,930
7,246,490	2.00%, 12/01/2050	6,051,764
9,069,227	2.00%, 02/01/2051	7,567,051
13,263,650	2.00%, 03/01/2051	11,030,208
13,812,495	2.00%, 04/01/2051	11,480,489
1,513,861	2.00%, 05/01/2051	1,256,344
505,039	2.00%, 07/01/2051	420,516
657,955	2.00%, 10/01/2051	553,908
3,681,007	2.00%, 03/25/2052(4)	454,252
22,049	2.00%, 04/01/2052	18,256
800,230	2.25%, 04/01/2033	692,213
133,707	2.50%, 06/25/2028(4)	3,947
1,995,583	2.50%, 09/01/2040	1,810,707
85,910	2.50%, 01/01/2043	76,703
2,004,297	2.50%, 02/01/2043	1,789,530
677,587	2.50%, 03/01/2043	605,021
1,438,746	2.50%, 05/01/2043	1,273,235
1,183,109	2.50%, 06/01/2043	1,056,341
663,190	2.50%, 04/01/2045	590,466
913,458	2.50%, 04/01/2050	796,255
1,069,615	2.50%, 06/01/2050	932,715
178,728	2.50%, 07/01/2050	155,796
1,653,968	2.50%, 09/01/2050	1,441,760
2,866,980	2.50%, 10/01/2050	2,518,057
1,228,470	2.50%, 01/01/2051	1,076,914
2,924,265	2.50%, 02/25/2051(4)	472,388
18,850,753	2.50%, 05/01/2051	16,490,425
2,390,057	2.50%, 06/01/2051	2,078,352
1,368,705	2.50%, 07/01/2051	1,193,439
920,134	2.50%, 09/01/2051	801,588
6,366,702	2.50%, 10/01/2051	5,542,556
13,413,693	2.50%, 11/01/2051	11,758,623
1,605,587	2.50%, 12/01/2051	1,405,651
1,562,691	2.50%, 01/01/2052	1,368,920
2,319,439	2.50%, 03/01/2052	2,021,696
1,620,168	2.50%, 04/01/2052	1,410,419
2,980,151	2.50%, 06/25/2052(4)	455,951
2,932,769	2.50%, 09/25/2052(4)	464,586
2,113,800	2.50%, 01/01/2057	1,823,924
102,503	3.00%, 09/25/2027(4)	2,618
555,458	3.00%, 01/25/2028(4)	13,414
1,458,823	3.00%, 04/25/2033(4)	89,725
457,463	3.00%, 08/01/2033	444,210
1,183,894	3.00%, 03/01/2037	1,123,429
1,696,741	3.00%, 06/01/2043	1,590,871
1,093,042	3.00%, 09/01/2048	1,003,225
1,081,711	3.00%, 08/25/2049	993,168
160,680	3.00%, 12/01/2049	146,873
742,269	3.00%, 02/01/2050	679,760
2,588,309	3.00%, 08/01/2050	2,369,183
1,076,281	3.00%, 10/01/2050	978,438
1,451,255	3.00%, 12/01/2050	1,322,341
462,807	3.00%, 04/01/2051	419,455
1,333,401	3.00%, 05/01/2051	1,223,329
267,780	3.00%, 06/01/2051	242,827
339,320	3.00%, 07/01/2051	308,011
3,793,678	3.00%, 08/01/2051	3,442,145
2,522,757	3.00%, 09/01/2051	2,297,227
4,056,735	3.00%, 10/01/2051	3,674,613
4,389,624	3.00%, 11/01/2051	3,976,823
2,027,052	3.00%, 12/01/2051	1,837,146
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 14.7% - (continued)
$ 958,021	3.00%, 01/01/2052	$865,764
1,098,746	3.00%, 04/01/2052	997,227
1,373,744	3.00%, 05/01/2052	1,244,582
98,461	3.50%, 05/25/2027(4)	2,457
179,325	3.50%, 10/25/2027(4)	5,536
313,375	3.50%, 05/25/2030(4)	17,641
81,457	3.50%, 08/25/2030(4)	3,733
65,368	3.50%, 02/25/2031(4)	1,055
277,205	3.50%, 09/25/2035(4)	26,753
1,653,968	3.50%, 11/25/2039(4)	151,955
1,678,000	3.50%, 01/25/2042	1,575,730
2,035,034	3.50%, 08/01/2043	1,934,605
612,238	3.50%, 10/01/2044	581,779
593,829	3.50%, 02/01/2045	561,846
545,581	3.50%, 01/01/2046	514,691
402,861	3.50%, 03/01/2046	380,836
941,383	3.50%, 09/01/2046	888,781
470,243	3.50%, 10/01/2046	443,555
340,499	3.50%, 10/25/2046(4)	69,692
495,050	3.50%, 11/01/2046	470,046
699,638	3.50%, 05/01/2047	659,940
1,524,979	3.50%, 09/01/2047	1,439,799
285,222	3.50%, 12/01/2047	271,150
979,381	3.50%, 01/01/2048	923,780
204,281	3.50%, 02/01/2048	193,524
1,081,186	3.50%, 07/01/2048	1,019,834
2,341,438	3.50%, 04/01/2052	2,198,966
3,962,700	3.50%, 09/01/2057	3,678,595
2,225,312	3.50%, 05/01/2058	2,065,768
2,209,566	3.50%, 12/25/2058	2,025,384
1,620,000	3.52%, 11/01/2032	1,543,572
42,113	4.00%, 06/01/2025	41,820
32,223	4.00%, 10/01/2025	31,998
1,262,691	4.00%, 10/01/2040	1,247,658
503,253	4.00%, 11/01/2040	497,260
378,355	4.00%, 12/01/2040	373,849
180,527	4.00%, 02/01/2041	178,378
498,928	4.00%, 03/01/2041	492,985
1,224,210	4.00%, 06/01/2041	1,217,199
172,290	4.00%, 03/25/2042(4)	19,501
205,437	4.00%, 08/01/2042	201,976
489,310	4.00%, 09/01/2042	482,275
98,892	4.00%, 11/25/2042(4)	9,683
72,454	4.00%, 03/01/2045	70,695
410,972	4.00%, 07/01/2045	403,892
272,983	4.00%, 03/01/2046	267,031
106,465	4.00%, 05/01/2046	103,749
469,920	4.00%, 06/01/2046	458,012
430,469	4.00%, 04/01/2047	421,087
1,178,327	4.00%, 10/01/2047	1,146,063
2,822,717	4.00%, 06/01/2048	2,751,665
548,500	4.00%, 09/01/2048	533,139
352,850	4.00%, 01/01/2049	345,594
3,099,009	4.00%, 04/01/2049	2,999,447
120,181	4.00%, 08/01/2049	117,620
2,143,100	4.00%, 04/01/2050	2,083,077
2,189,113	4.00%, 11/25/2050(4)	453,616
351,845	4.00%, 08/01/2051	345,914
1,446,083	4.00%, 06/01/2052	1,393,929
1,163,291	4.03%, 06/01/2028	1,160,147
1,475,000	4.19%, 04/01/2028	1,480,735
571,672	4.37%, 05/01/2028	577,220
2,477,609	4.39%, 04/01/2029	2,506,397
1,380,916	4.46%, 05/01/2028	1,398,042
6,550	4.50%, 04/01/2025	6,565
10,289	4.50%, 07/25/2027(4)	107

47

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Federal National Mortgage Association - 14.7% - (continued)
$ 315,127	4.50%, 09/01/2035	$317,457
1,058,308	4.50%, 12/01/2037	1,069,667
1,021,751	4.50%, 08/01/2040	1,033,119
1,011,141	4.50%, 10/01/2040	1,022,383
504,978	4.50%, 10/01/2041	510,589
1,176,521	4.50%, 08/25/2043(4)	247,059
428,143	4.50%, 09/01/2043	432,899
544,721	4.50%, 04/01/2049	542,096
2,408,256	4.50%, 01/01/2051	2,408,306
1,709,562	4.50%, 03/01/2053	1,679,993
3,016,935	4.50%, 07/01/2053	2,964,858
1,982,358	4.50%, 10/01/2053	1,948,477
1,980,155	4.50%, 11/01/2053	1,946,312
380,000	4.75%, 04/01/2028	387,617
2,577	5.00%, 06/01/2025	2,608
129,133	5.00%, 04/25/2038	127,519
1,858,444	5.00%, 07/01/2052	1,859,914
1,267,529	5.00%, 08/01/2052	1,268,890
2,050,000	5.07%, 12/01/2028	2,124,884
70,471	5.50%, 06/01/2033	72,431
60,489	5.50%, 08/01/2033	62,402
378,958	5.50%, 09/01/2033	390,932
353,989	5.50%, 12/01/2033	367,351
242,432	5.50%, 01/01/2034	250,096
1,301,364	5.50%, 11/01/2035	1,346,702
367,872	5.50%, 04/01/2036	381,301
276,064	5.50%, 09/01/2036	283,532
216,963	5.50%, 04/25/2037	228,781
1,065,674	5.50%, 11/25/2040(4)	139,142
821,080	5.50%, 06/25/2042(4)	170,241
1,046,036	5.50%, 08/25/2044(4)	173,532
2,122,217	5.50%, 11/01/2052	2,158,632
4,327,002	5.50%, 12/01/2052	4,389,366
2,318,935	5.50%, 06/01/2053	2,350,957
2,343,842	5.50%, 08/01/2054	2,372,120
19,411	5.54%, 05/25/2042(3)(4)	1,434
141,517	6.00%, 12/01/2032	148,074
138,854	6.00%, 01/01/2033	142,129
19,372	6.00%, 02/01/2033	19,799
123,714	6.00%, 03/01/2033	128,664
330,237	6.00%, 02/01/2037	348,151
586,071	6.00%, 01/25/2042(4)	42,743
1,288,003	6.00%, 05/01/2053	1,334,506
19,739,389	6.00%, 02/01/2054	20,181,335
2,740,644	6.00%, 06/01/2054	2,802,007
1,430,218	6.00%, 09/01/2054	1,464,718
125	6.50%, 05/01/2031	129
446	6.50%, 09/01/2031	464
440	6.50%, 07/01/2032	456
375	7.00%, 07/01/2029	389
58	7.00%, 12/01/2030	60
57	7.00%, 03/01/2032	60
366	7.00%, 09/01/2032	380
345	7.50%, 06/01/2027	350
4,722	7.50%, 03/01/2030	4,846
5,013	7.50%, 04/01/2030	5,051
472	7.50%, 06/01/2030	487
887	7.50%, 07/01/2030	915
260	7.50%, 08/01/2030	268
1,849	7.50%, 05/01/2031	1,888
3,454	7.50%, 06/01/2031	3,440
315	7.50%, 08/01/2031	320
13,681	7.50%, 09/01/2031	13,624
31	7.50%, 05/01/2032	32
		265,558,657
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Government National Mortgage Association - 8.3%
$ 2,349,219	2.00%, 10/20/2050	$1,994,831
4,506,794	2.00%, 12/20/2050	3,826,973
15,070,000	2.00%, 10/20/2054(15)	12,780,655
394,029	2.50%, 12/16/2039	370,485
774,855	2.50%, 07/20/2041	700,995
2,482,632	2.50%, 10/20/2049	2,227,374
1,854,559	2.50%, 11/20/2049	1,643,138
1,469,997	2.50%, 03/20/2051	1,296,915
2,095,243	2.50%, 09/20/2051	1,845,513
7,019,670	2.50%, 10/20/2051	6,182,928
9,835,000	2.50%, 10/20/2054(15)	8,663,046
116,750	3.00%, 09/20/2028(4)	2,962
1,866,821	3.00%, 05/20/2035(4)	94,406
250,233	3.00%, 02/16/2043(4)	34,678
1,214,323	3.00%, 03/15/2045	1,116,920
65,036	3.00%, 04/15/2045	59,821
1,085,335	3.00%, 07/15/2045	998,283
23,634	3.00%, 08/15/2045	21,738
7,016,475	3.00%, 04/20/2051	6,408,516
2,123,926	3.00%, 08/20/2051	1,938,656
2,691,133	3.00%, 09/20/2051	2,455,854
6,884,556	3.00%, 12/20/2051	6,281,839
1,400,256	3.00%, 02/20/2052	1,298,000
3,432,745	3.00%, 07/20/2052	3,134,397
7,600,000	3.00%, 10/20/2054(15)	6,932,180
28,219	3.50%, 02/16/2027(4)	372
115,767	3.50%, 03/20/2027(4)	2,508
81,588	3.50%, 07/20/2040(4)	1,439
64,133	3.50%, 02/20/2041(4)	529
384,713	3.50%, 04/20/2042(4)	15,827
1,367,373	3.50%, 10/20/2042(4)	220,279
173,250	3.50%, 11/15/2042	166,960
4,235	3.50%, 12/15/2042	4,075
93,806	3.50%, 02/15/2043	90,197
4,609	3.50%, 03/15/2043	4,432
839,962	3.50%, 04/15/2043	807,616
1,890,856	3.50%, 05/15/2043	1,818,862
475,719	3.50%, 07/20/2043(4)	72,771
1,004,226	3.50%, 03/20/2044	960,089
1,293,808	3.50%, 06/20/2046	1,230,843
329,159	3.50%, 07/20/2046	313,042
343,529	3.50%, 10/20/2046	326,606
1,371,037	3.50%, 02/20/2047	1,302,418
402,146	3.50%, 08/20/2047	382,044
280,847	3.50%, 11/20/2047	266,218
343,388	3.50%, 03/20/2048	325,416
1,055,178	3.50%, 07/20/2049	1,001,224
3,079,000	3.50%, 10/20/2054(15)	2,891,253
811,771	3.88%, 08/15/2042	798,118
17,355	4.00%, 12/16/2026(4)	12
279,688	4.00%, 05/20/2029(4)	2,481
1,469,589	4.00%, 07/20/2040	1,458,403
1,612,468	4.00%, 09/20/2040	1,600,195
2,566,908	4.00%, 10/20/2040	2,545,450
677,426	4.00%, 12/20/2040	671,435
131,399	4.00%, 05/16/2042(4)	12,371
2,141,382	4.00%, 09/16/2042(4)	470,800
116,082	4.00%, 01/20/2044(4)	22,896
841,151	4.00%, 01/16/2046(4)	144,929
763,591	4.00%, 03/20/2047(4)	134,177
358,586	4.00%, 11/20/2047	347,415
1,010,440	4.00%, 03/20/2048	982,189
2,613,718	4.00%, 07/20/2048	2,555,062
2,810,000	4.00%, 10/20/2054(15)	2,716,041
42,135	4.50%, 11/15/2039	41,992
445,635	4.50%, 05/15/2040	449,217

48

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Government National Mortgage Association - 8.3% - (continued)
$ 1,626,002	4.50%, 05/20/2040	$1,645,573
88,686	4.50%, 07/15/2041	88,516
1,500,265	4.50%, 08/20/2045(4)	267,733
144,038	4.50%, 01/20/2046	144,732
985,252	4.50%, 01/20/2047(4)	119,477
1,108,595	4.50%, 05/20/2048(4)	171,641
320,608	4.50%, 05/20/2052	317,025
934,041	4.50%, 08/20/2052	923,313
854,404	4.50%, 09/20/2052	844,459
3,858,986	4.50%, 10/20/2052	3,814,069
10,225,000	4.50%, 10/20/2054(15)	10,092,457
949,457	5.00%, 02/16/2040(4)	209,221
857,393	5.00%, 05/20/2040	880,568
680,780	5.00%, 06/20/2040	699,182
266,682	5.00%, 07/20/2040	273,890
508,079	5.00%, 06/15/2041	531,261
516,542	5.00%, 10/16/2041(4)	85,794
718,696	5.00%, 03/15/2044	753,028
202,190	5.00%, 01/16/2047(4)	43,095
3,552,090	5.00%, 07/15/2052	3,561,576
10,425,000	5.00%, 10/20/2054(15)	10,442,765
189,838	5.50%, 03/15/2033	194,862
273,331	5.50%, 04/15/2033	281,101
223,816	5.50%, 05/15/2033	231,895
384,464	5.50%, 10/20/2034	400,427
655,057	5.50%, 03/20/2039(4)	70,253
640,518	5.50%, 02/16/2047(4)	96,151
414,304	5.50%, 02/20/2047(4)	64,739
4,950,000	5.50%, 10/20/2054(15)	4,996,481
362	6.00%, 01/15/2029	372
290	6.00%, 04/15/2029	297
12,722	6.00%, 12/15/2031	13,182
310	6.00%, 10/15/2032	330
8,577	6.00%, 06/15/2033	8,836
180	6.00%, 03/15/2034	183
14,950	6.00%, 08/15/2034	15,662
24,876	6.00%, 09/15/2034	25,844
16,885	6.00%, 02/15/2035	17,716
29,714	6.00%, 03/15/2036	31,182
30,707	6.00%, 05/15/2036	31,811
74,179	6.00%, 06/15/2036	77,478
8,316	6.00%, 06/15/2037	8,609
19,027	6.00%, 08/15/2037	19,878
30,136	6.00%, 08/15/2039	31,441
654,835	6.00%, 09/20/2040(4)	105,626
49,612	6.00%, 06/15/2041	51,887
645,360	6.00%, 02/20/2046(4)	84,882
6,675,000	6.00%, 10/20/2054	6,793,221
9,320	6.50%, 06/15/2028	9,668
443	6.50%, 08/15/2028	448
1,179	6.50%, 09/15/2028	1,193
508	6.50%, 11/15/2028	514
2,513	6.50%, 12/15/2028	2,535
5,080	6.50%, 02/15/2029	5,160
37,533	6.50%, 03/15/2029	38,918
10,890	6.50%, 04/15/2029	11,281
3,761	6.50%, 05/15/2029	3,912
65,739	6.50%, 06/15/2029	67,607
2,008	6.50%, 07/15/2029	2,035
84	6.50%, 03/15/2031	87
66,123	6.50%, 04/15/2031	68,216
17,723	6.50%, 05/15/2031	18,379
1,367	6.50%, 06/15/2031	1,418
78,381	6.50%, 07/15/2031	81,109
12,958	6.50%, 08/15/2031	13,283
21,437	6.50%, 09/15/2031	22,111
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 44.5% - (continued)
	Mortgage-Backed Agencies - 44.5% - (continued)
	Government National Mortgage Association - 8.3% - (continued)
$ 36,598	6.50%, 10/15/2031	$37,283
133,288	6.50%, 11/15/2031	137,526
21,746	6.50%, 12/15/2031	22,013
53,126	6.50%, 01/15/2032	55,034
13,992	6.50%, 02/15/2032	14,500
22,937	6.50%, 03/15/2032	23,868
83,971	6.50%, 04/15/2032	86,961
198	6.50%, 05/15/2032	202
11,795	6.50%, 06/15/2032	11,976
162	7.00%, 02/15/2031	163
71	7.00%, 06/15/2031	71
37	7.00%, 08/15/2031	37
		149,770,535
	Uniform Mortgage-Backed Security - 13.5%
22,030,000	3.00%, 10/01/2054(15)	19,777,519
49,704,000	4.00%, 10/01/2054(15)	47,695,831
1,026,000	4.50%, 10/01/2054(15)	1,008,260
16,025,000	5.00%, 10/01/2054(15)	16,008,725
4,050,000	5.50%, 10/01/2039(15)	4,137,180
88,429,000	5.50%, 10/01/2054(15)	89,486,653
51,515,000	6.00%, 10/01/2054(15)	52,668,193
9,660,000	6.50%, 10/01/2054(15)	9,958,012
4,095,000	7.00%, 10/01/2054(15)	4,254,312
		244,994,685
	Total U.S. Government Agencies (cost $825,956,653)	$804,616,294
U.S. GOVERNMENT SECURITIES - 17.5%
	U.S. Treasury Securities - 17.5%
	U.S. Treasury Bonds - 11.6%
24,645,000	1.25%, 05/15/2050	$13,165,821
5,115,000	1.88%, 11/15/2051	3,180,891
7,090,000	2.25%, 08/15/2046	5,069,073
15,065,000	2.25%, 02/15/2052	10,257,147
7,860,000	2.38%, 11/15/2049	5,580,293
90,455,000	2.88%, 08/15/2045(16)	73,434,620
6,175,000	3.00%, 02/15/2047	5,052,887
22,615,000	3.38%, 05/15/2044(17)(18)	20,076,113
35,500,000	3.38%, 11/15/2048(19)	30,721,367
3,565,000	3.63%, 08/15/2043	3,297,764
12,035,000	3.63%, 05/15/2053	10,936,806
28,112,000	4.25%, 08/15/2054	28,669,847
		209,442,629
	U.S. Treasury Inflation-Indexed Bonds - 1.1%
14,374,547	0.25%, 02/15/2050(20)	9,502,847
3,591,105	0.63%, 02/15/2043(20)	2,872,598
5,342,720	0.75%, 02/15/2045(20)	4,258,031
3,083,744	1.38%, 02/15/2044(20)	2,806,300
		19,439,776
	U.S. Treasury Inflation-Indexed Notes - 1.5%
2,899,764	1.38%, 07/15/2033(20)	2,853,745
23,661,963	1.75%, 01/15/2034(20)	23,888,708
		26,742,453
	U.S. Treasury Notes - 3.3%
21,815,000	0.63%, 05/15/2030	18,509,516
27,700,000	3.75%, 06/30/2030	27,862,305
13,160,000	4.38%, 05/15/2034	13,766,594
		60,138,415
	Total U.S. Government Securities (cost $375,995,023)	$315,763,273

49

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0%
	Energy - 0.0%
30,559	PES Energy Liquidating Trust*(21)(22)		$—
	Total Common Stocks (cost $265,121)		$—
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 6.58%(23)		$1,902,763
	Total Preferred Stocks (cost $1,591,820)		$1,902,763
	Total Long-Term Investments (cost $2,140,195,736)		$2,037,330,408
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.8%
$ 14,922,691	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $14,924,710; collateralized by U.S. Treasury Note at 3.50%, maturing 09/30/2026, with a market value of $15,221,330		$14,922,691
	Securities Lending Collateral - 0.2%
556,259	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(24)		556,259
1,854,198	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(24)		1,854,198
556,259	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(24)		556,259
556,259	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(24)		556,259
			3,522,975
	Total Short-Term Investments (cost $18,445,666)		$18,445,666
	Total Investments (cost $2,158,641,402)	113.8%	$2,055,776,074
	Other Assets and Liabilities	(13.8)%	(249,550,725)
	Net Assets	100.0%	$1,806,225,349
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2024, the aggregate value of these securities was
$497,548,983, representing 27.5% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2024. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2024, the aggregate value of these securities was $29,660,905, representing 1.6% of net assets.

(8)	Represents entire or partial securities on loan.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of September 30, 2024.

(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of September 30, 2024, the market value of securities pledged was $302,815.
(17)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of September 30, 2024, the market value of securities pledged was $6,746,781.
(18)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of September 30, 2024, the market value of securities pledged was $425,225.

50

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of September 30, 2024, the market value of securities pledged was $11,293,353.
(20)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(21)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	30,559	$265,121	$—

(22)	Investment valued using significant unobservable inputs.
(23)	Perpetual security with no stated maturity date.
(24)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	445	12/16/2024	$35,809,409	$(283,321)
U.S. Treasury 2-Year Note Future	1,636	12/31/2024	340,684,220	(491,294)
U.S. Treasury 5-Year Note Future	533	12/31/2024	58,567,539	44,342
U.S. Treasury 10-Year Note Future	1,513	12/19/2024	172,907,531	(950,570)
U.S. Treasury 10-Year Ultra Future	378	12/19/2024	44,716,219	(35,953)
U.S. Treasury Long Bond Future	2	12/19/2024	248,375	(1,815)
Total				$(1,718,611)
Short position contracts:
Euro BUXL 30-Year Bond Future	(39)	12/06/2024	$(5,916,300)	$(67,710)
Euro-BUND Future	(73)	12/06/2024	(10,963,587)	(139,274)
Euro-Schatz Future	(1,782)	12/06/2024	(212,595,786)	(591,239)
French Government Bond Future	(166)	12/06/2024	(23,437,851)	11,834
U.S. Treasury Ultra Bond Future	(145)	12/19/2024	(19,298,594)	530,373
Total				$(256,016)
Total futures contracts				$(1,974,627)

TBA Sale Commitments Outstanding at September 30, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 3.00%	$15,694,000	10/20/2054	$(14,314,951)	$(28,454)
Uniform Mortgage-Backed Security, 2.00%	4,000,000	10/01/2054	(3,307,656)	15,673
Uniform Mortgage-Backed Security, 2.00%	2,700,000	10/01/2039	(2,469,867)	17,719
Uniform Mortgage-Backed Security, 2.50%	19,210,000	10/01/2054	(16,572,725)	130,929
Uniform Mortgage-Backed Security, 3.00%	1,925,000	10/01/2039	(1,845,580)	8,060
Uniform Mortgage-Backed Security, 3.50%	3,893,000	10/01/2054	(3,623,379)	15,861
Uniform Mortgage-Backed Security, 4.00%	49,704,000	10/01/2054	(47,695,831)	284,300
Uniform Mortgage-Backed Security, 4.00%	49,704,000	11/01/2054	(47,736,603)	193,469
Uniform Mortgage-Backed Security, 4.50%	21,181,000	10/01/2054	(20,814,771)	81,512
Uniform Mortgage-Backed Security, 4.50%	3,936,000	10/01/2039	(3,946,548)	14,052
Uniform Mortgage-Backed Security, 5.00%	5,065,000	10/01/2054	(5,059,856)	(19,389)
Total TBA sale commitments (proceeds receivable $168,101,499)			$(167,387,767)	$713,732
At September 30, 2024, the aggregate market value of TBA Sale Commitments represents (9.3)% of total net assets.

51

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at September 30, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S41	USD	12,550,000	(1.00%)	06/20/2029	Quarterly	$318,410	$—	$275,963	$(42,447)
Total centrally cleared credit default swap contracts						$318,410	$—	$275,963	$(42,447)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at September 30, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.83% Fixed	12 Mo. USD SOFR	USD	6,000,000	02/15/2034	Annual	$—	$—	$(236,945)	$(236,945)
3.88% Fixed	12 Mo. USD SOFR	USD	635,000	06/12/2035	Annual	—	—	(31,185)	(31,185)
3.65% Fixed	12 Mo. USD SOFR	USD	2,535,000	06/12/2035	Annual	—	—	(77,455)	(77,455)
3.65% Fixed	12 Mo. USD SOFR	USD	2,820,000	06/12/2035	Annual	—	—	(84,290)	(84,290)
3.87% Fixed	12 Mo. USD SOFR	USD	1,905,000	06/12/2035	Annual	—	—	(92,766)	(92,766)
3.74% Fixed	12 Mo. USD SOFR	USD	3,455,000	06/12/2035	Annual	—	—	(130,952)	(130,952)
3.66% Fixed	12 Mo. USD SOFR	USD	5,075,000	06/12/2035	Annual	—	(320)	(156,117)	(155,797)
3.67% Fixed	12 Mo. USD SOFR	USD	5,075,000	06/12/2035	Annual	—	—	(162,227)	(162,227)
2.97% Fixed	12 Mo. USD SOFR	USD	12,140,000	03/15/2053	Annual	37,146	—	986,285	949,139
2.88% Fixed	12 Mo. USD SOFR	USD	3,745,000	03/15/2053	Annual	41,323	—	367,522	326,199
3.25% Fixed	12 Mo. USD SOFR	USD	6,235,000	06/21/2053	Annual	—	(65,007)	139,419	204,426
3.59% Fixed	12 Mo. USD SOFR	USD	9,465,000	09/20/2053	Annual	39,273	—	(439,254)	(478,527)
Total centrally cleared interest rate swaps contracts						$117,742	$(65,327)	$82,035	$29,620

Foreign Currency Contracts Outstanding at September 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,569,000	EUR	2,875,335	USD	SGG	12/18/2024	$(6,412)
7,010,448	USD	40,057,000	BRL	GSC	12/18/2024	(274,418)
455,456	USD	408,000	EUR	CBK	12/18/2024	(177)
2,063,360	USD	1,848,000	EUR	NWM	12/18/2024	(389)
31,024,428	USD	28,035,000	EUR	DEUT	12/18/2024	(283,578)
Total foreign currency contracts						$(564,974)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

52

Hartford Total Return Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$334,098,791	$—	$334,098,791	$—
Corporate Bonds	500,165,471	—	500,165,471	—
Foreign Government Obligations	57,235,728	—	57,235,728	—
Municipal Bonds	23,544,282	—	23,544,282	—
Senior Floating Rate Interests	3,806	—	3,806	—
U.S. Government Agencies	804,616,294	—	804,616,294	—
U.S. Government Securities	315,763,273	—	315,763,273	—
Common Stocks
Energy	—	—	—	—
Preferred Stocks	1,902,763	1,902,763	—	—
Short-Term Investments	18,445,666	3,522,975	14,922,691	—
Futures Contracts(2)	586,549	586,549	—	—
Swaps - Interest Rate(2)	1,479,764	—	1,479,764	—
Total	$2,057,842,387	$6,012,287	$2,051,830,100	$—
Liabilities
Foreign Currency Contracts(2)	$(564,974)	$—	$(564,974)	$—
Futures Contracts(2)	(2,561,176)	(2,561,176)	—	—
Swaps - Credit Default(2)	(42,447)	—	(42,447)	—
Swaps - Interest Rate(2)	(1,450,144)	—	(1,450,144)	—
TBA Sale Commitments	(167,387,767)	—	(167,387,767)	—
Total	$(172,006,508)	$(2,561,176)	$(169,445,332)	$—

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2024 is not presented.

53

Hartford Ultrashort Bond HLS Fund
Schedule of Investments
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 36.3%
	Asset-Backed - Automobile - 20.7%
$ 987,868	Ally Auto Receivables Trust 5.76%, 11/15/2026	$989,825
	American Credit Acceptance Receivables Trust
1,676,606	5.90%, 02/12/2027(1)	1,681,782
150,718	6.00%, 03/12/2027(1)	150,836
	AmeriCredit Automobile Receivables Trust
1,969,000	1.01%, 01/19/2027	1,909,712
773,096	2.45%, 11/18/2026	767,409
2,750,000	5.75%, 02/18/2028	2,764,006
798,064	5.84%, 10/19/2026	799,250
	ARI Fleet Lease Trust
365,000	5.30%, 11/15/2032(1)	367,622
761,303	5.41%, 02/17/2032(1)	763,277
423,435	6.05%, 07/15/2032(1)	428,307
466,934	Bank of America Auto Trust 5.83%, 05/15/2026(1)	467,855
383,153	BMW Vehicle Lease Trust 5.95%, 08/25/2025	383,739
	Bridgecrest Lending Auto Securitization Trust
1,193,863	5.78%, 02/16/2027	1,196,521
311,003	5.82%, 09/15/2026	311,239
134,648	6.34%, 07/15/2026	134,740
	Capital One Prime Auto Receivables Trust
1,035,276	3.17%, 04/15/2027	1,025,117
150,299	5.20%, 05/15/2026	150,324
	CarMax Auto Owner Trust
865,000	4.75%, 10/15/2027	866,398
32,807	5.23%, 01/15/2026	32,808
451,854	5.50%, 06/15/2026	452,339
2,360,000	5.65%, 05/17/2027	2,375,611
616,476	5.72%, 11/16/2026	618,297
	Carvana Auto Receivables Trust
196,284	0.70%, 01/10/2028	189,990
795,951	5.50%, 08/10/2027(1)	797,858
913,941	5.76%, 04/12/2027(1)	916,668
376,445	5.77%, 04/12/2027(1)	377,605
164,050	6.09%, 11/10/2026(1)	164,444
765,401	6.23%, 01/11/2027(1)	767,749
432,161	6.41%, 09/10/2027(1)	434,788
	Chase Auto Owner Trust
1,010,871	5.48%, 04/26/2027(1)	1,014,561
1,248,706	5.66%, 05/26/2027(1)	1,255,604
	Chesapeake Funding II LLC
1,175,267	5.65%, 05/15/2035(1)	1,185,408
91,898	5.69%, 04/15/2033, 30 day USD SOFR Average + 0.34%(1)(2)	91,898
	Citizens Auto Receivables Trust
1,194,532	5.43%, 10/15/2026(1)	1,197,274
1,350,000	5.54%, 11/16/2026(1)	1,355,635
1,034,300	6.09%, 10/15/2026(1)	1,037,924
	CPS Auto Receivables Trust
369,356	5.71%, 09/15/2027(1)	370,667
2,074,239	5.78%, 01/18/2028(1)	2,084,716
499,175	5.91%, 08/16/2027(1)	500,520
157,449	6.13%, 09/15/2026(1)	157,802
412,809	6.40%, 06/15/2027(1)	414,983
	DT Auto Owner Trust
341,930	5.48%, 04/15/2027(1)	342,048
321,015	5.88%, 04/15/2027(1)	321,409
528,639	6.29%, 08/16/2027(1)	530,977
	Enterprise Fleet Financing LLC
116,977	0.48%, 05/20/2027(1)	116,416
210,709	4.38%, 07/20/2029(1)	210,237
1,190,000	5.23%, 03/20/2030(1)	1,201,371
604,353	5.51%, 01/22/2029(1)	607,576
1,093,736	5.56%, 04/22/2030(1)	1,104,241
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 36.3% - (continued)
	Asset-Backed - Automobile - 20.7% - (continued)
$ 1,440,000	5.74%, 12/20/2026(1)	$1,456,484
900,584	5.76%, 10/22/2029(1)	908,325
3,027,749	6.40%, 03/20/2030(1)	3,094,833
	Exeter Automobile Receivables Trust
839,109	5.70%, 05/15/2026	839,670
2,750,000	5.82%, 02/15/2027	2,756,367
140,288	6.04%, 07/15/2026	140,328
119,521	FHF Trust 0.83%, 12/15/2026(1)	118,036
1,076,432	Fifth Third Auto Trust 5.80%, 11/16/2026	1,079,327
	First Investors Auto Owner Trust
8,159	0.48%, 03/15/2027(1)	8,144
254,680	2.03%, 01/15/2027(1)	253,197
	Flagship Credit Auto Trust
549,195	5.76%, 04/15/2027(1)	550,149
681,175	5.89%, 07/15/2027(1)	684,047
1,327,784	Ford Credit Auto Lease Trust 5.24%, 07/15/2026	1,329,803
	Ford Credit Auto Owner Trust
202,414	5.14%, 03/15/2026	202,421
767,126	5.57%, 06/15/2026	768,614
	Foursight Capital Automobile Receivables Trust
39,509	5.43%, 10/15/2026(1)	39,514
927,971	5.99%, 05/15/2028(1)	934,127
	GLS Auto Receivables Issuer Trust
2,034,920	5.57%, 02/16/2027(1)	2,037,998
467,959	5.70%, 01/15/2027(1)	468,536
1,850,000	5.77%, 06/15/2027(1)	1,856,896
940,364	GLS Auto Select Receivables Trust 6.37%, 06/15/2028(1)	954,214
	GM Financial Automobile Leasing Trust
3,230,000	4.75%, 10/20/2025	3,230,662
605,178	5.16%, 04/20/2026	605,765
117,216	5.44%, 10/20/2025	117,285
1,233,598	5.58%, 01/20/2026	1,235,764
	GM Financial Consumer Automobile Receivables Trust
206,176	5.10%, 05/18/2026	206,233
355,615	5.12%, 02/16/2027	356,279
254,042	5.19%, 03/16/2026	254,071
1,265,000	5.33%, 03/16/2027	1,269,798
571,949	5.74%, 09/16/2026	573,371
1,554,413	5.89%, 11/16/2026	1,560,902
	Honda Auto Receivables Owner Trust
353,133	5.41%, 04/15/2026	353,676
1,661,557	5.87%, 06/22/2026	1,669,274
1,225,727	Huntington Auto Trust 5.50%, 03/15/2027(1)	1,229,854
	Hyundai Auto Lease Securitization Trust
1,435,000	4.77%, 03/15/2027(1)	1,442,928
1,077,085	5.05%, 01/15/2026(1)	1,077,406
1,499,584	5.15%, 06/15/2026(1)	1,503,514
1,249,865	5.85%, 03/16/2026(1)	1,254,512
	Hyundai Auto Receivables Trust
2,350,000	1.09%, 05/17/2027	2,292,909
194,522	5.19%, 12/15/2025	194,562
905,337	5.77%, 05/15/2026	907,459
	LAD Auto Receivables Trust
751,755	5.44%, 11/16/2026(1)	752,877
278,286	6.09%, 06/15/2026(1)	278,540
	Mercedes-Benz Auto Lease Trust
725,000	4.23%, 02/15/2028	724,030
336,277	5.24%, 11/17/2025	336,378
1,050,165	Mercedes-Benz Auto Receivables Trust 4.51%, 11/15/2027	1,050,293
	Nissan Auto Lease Trust
1,220,578	4.91%, 01/15/2026	1,220,599

54

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 36.3% - (continued)
	Asset-Backed - Automobile - 20.7% - (continued)
$ 2,263,095	5.11%, 10/15/2026	$2,270,503
219,263	5.74%, 08/15/2025	219,352
280,210	Nissan Auto Receivables Owner Trust 5.34%, 02/17/2026	280,391
	Porsche Financial Auto Securitization Trust
275,702	5.42%, 12/22/2026(1)	275,826
421,397	5.88%, 11/23/2026(1)	422,395
	Santander Drive Auto Receivables Trust
134,456	1.26%, 02/16/2027	134,057
371,768	5.71%, 02/16/2027	372,718
1,763,604	5.80%, 09/15/2027	1,770,144
74,084	6.08%, 08/17/2026	74,144
246,428	6.08%, 05/17/2027	247,293
1,000,529	6.18%, 02/16/2027	1,002,819
	SBNA Auto Lease Trust
395,000	4.94%, 11/20/2026(1)	395,612
1,150,000	5.39%, 11/20/2026(1)	1,159,984
567,449	6.27%, 04/20/2026(1)	570,216
	SFS Auto Receivables Securitization Trust
598,094	5.35%, 06/21/2027(1)	599,264
339,565	5.89%, 03/22/2027(1)	340,570
	Tesla Auto Lease Trust
854,864	5.37%, 06/22/2026(1)	856,617
344,448	5.86%, 08/20/2025(1)	344,784
763,292	6.02%, 09/22/2025(1)	764,768
1,511,757	Tesla Electric Vehicle Trust 5.54%, 12/21/2026(1)	1,516,520
	Toyota Auto Receivables Owner Trust
366,056	5.28%, 05/15/2026	366,285
1,180,000	5.41%, 03/15/2027	1,184,839
1,625,000	Toyota Lease Owner Trust 4.21%, 09/20/2027(1)	1,625,670
428,687	USAA Auto Owner Trust 5.83%, 07/15/2026(1)	429,512
403,441	Volkswagen Auto Loan Enhanced Trust 5.50%, 12/21/2026	404,348
	Westlake Automobile Receivables Trust
887,430	1.23%, 04/15/2026(1)	880,332
159,757	5.51%, 06/15/2026(1)	159,807
580,000	5.62%, 03/15/2027(1)	581,666
3,255,000	5.80%, 02/16/2027(1)	3,266,862
666,216	5.89%, 02/16/2027(1)	669,938
612,478	5.96%, 10/15/2026(1)	614,156
270,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	273,425
	Wheels Fleet Lease Funding 1 LLC
1,437,680	5.80%, 04/18/2038(1)	1,448,346
932,061	6.46%, 08/18/2038(1)	943,232
	World Omni Auto Receivables Trust
179,489	5.18%, 07/15/2026	179,506
154,080	5.25%, 11/16/2026	154,140
231,991	World Omni Automobile Lease Securitization Trust 5.47%, 11/17/2025	232,183
	World Omni Select Auto Trust
114,064	0.53%, 03/15/2027	113,840
595,511	5.92%, 03/15/2027	596,759
		111,310,177
	Commercial Mortgage-Backed Securities - 0.5%
97,545	BWAY Mortgage Trust 2.81%, 03/10/2033(1)	96,812
2,500,000	FREMF Mortgage Trust 3.85%, 10/25/2048(1)(3)	2,472,736
		2,569,548
	Other Asset-Backed Securities - 12.1%
	Affirm Asset Securitization Trust
167,175	4.55%, 06/15/2027(1)	166,798
975,000	6.61%, 01/18/2028(1)	978,734
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 36.3% - (continued)
	Other Asset-Backed Securities - 12.1% - (continued)
$ 348,320	Amur Equipment Finance Receivables XI LLC 5.30%, 06/21/2028(1)	$349,355
981,484	Amur Equipment Finance Receivables XIII LLC 5.38%, 01/21/2031(1)	993,269
2,735,000	Apidos CLO XXXII Ltd. 6.38%, 01/20/2033, 3 mo. USD Term SOFR + 1.10%(1)(2)	2,736,573
592,526	Auxilior Term Funding LLC 6.18%, 12/15/2028(1)	598,148
	BHG Securitization Trust
322,374	1.71%, 02/20/2035(1)	320,256
67,770	5.32%, 10/17/2035(1)	67,755
1,481,523	Carlyle U.S. CLO Ltd. 6.45%, 10/15/2031, 3 mo. USD Term SOFR + 1.15%(1)(2)	1,483,639
	CCG Receivables Trust
143,806	0.54%, 03/14/2029(1)	142,313
977,063	3.91%, 07/16/2029(1)	971,943
1,053,669	5.82%, 09/16/2030(1)	1,063,443
	CNH Equipment Trust
2,200,000	4.30%, 02/18/2028	2,199,489
1,373,899	5.19%, 07/15/2027	1,376,757
376,016	5.34%, 09/15/2026	376,462
233,160	5.42%, 07/15/2026	233,195
600,000	5.42%, 10/15/2027	605,089
	Daimler Trucks Retail Trust
1,079,964	5.60%, 04/15/2026	1,083,632
645,323	6.03%, 09/15/2025	646,506
	Dell Equipment Finance Trust
860,000	5.58%, 03/22/2030(1)	864,877
291,489	5.84%, 01/22/2029(1)	292,064
365,883	6.10%, 04/23/2029(1)	367,318
	Dext ABS LLC
15,539	1.12%, 02/15/2028(1)	15,512
1,559,996	6.56%, 05/15/2034(1)	1,578,857
543,204	DLLAA LLC 5.93%, 07/20/2026(1)	545,958
595,000	Dllad LLC 5.50%, 08/20/2027(1)	600,697
	DLLAD LLC
920,938	0.64%, 09/21/2026(1)	904,482
513,759	5.19%, 04/20/2026(1)	514,056
639,005	DLLMT LLC 5.78%, 11/20/2025(1)	640,228
640,000	DLLST LLC 5.33%, 01/20/2026(1)	640,993
2,667,050	GoldenTree Loan Management U.S. CLO 4 Ltd. 6.43%, 04/24/2031, 3 mo. USD Term SOFR + 1.15%(1)(2)	2,672,109
1,711,844	Granite Park Equipment Leasing LLC 6.51%, 05/20/2030(1)	1,734,051
	GreatAmerica Leasing Receivables Funding LLC
126,885	4.92%, 05/15/2025(1)	126,871
1,655,000	5.32%, 08/17/2026(1)	1,663,597
704,185	5.35%, 02/16/2026(1)	705,772
	HPEFS Equipment Trust
1,340,000	5.18%, 05/20/2031(1)	1,351,556
752,091	5.43%, 08/20/2029(1)	752,714
827,389	6.04%, 01/21/2031(1)	831,383
	John Deere Owner Trust
875,000	4.36%, 08/16/2027	875,387
518,843	5.28%, 03/16/2026	518,996
977,817	5.59%, 06/15/2026	979,280
	Kubota Credit Owner Trust
1,610,000	5.39%, 01/15/2027(1)	1,619,612
293,684	5.40%, 02/17/2026(1)	294,021
1,834,593	5.61%, 07/15/2026(1)	1,841,593
1,948,058	Madison Park Funding XXIV Ltd. 6.40%, 10/20/2029, 3 mo. USD Term SOFR + 1.12%(1)(2)	1,949,589

55

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 36.3% - (continued)
	Other Asset-Backed Securities - 12.1% - (continued)
	Marlette Funding Trust
$ 106,771	6.04%, 06/15/2033(1)	$106,802
207,915	6.49%, 09/15/2033(1)	208,135
	MMAF Equipment Finance LLC
2,342,602	5.20%, 09/13/2027(1)	2,353,505
1,108,614	5.79%, 11/13/2026(1)	1,114,783
2,050,409	Octagon Investment Partners 36 Ltd. 6.53%, 04/15/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	2,052,988
2,332,133	Octagon Investment Partners 39 Ltd. 6.43%, 10/20/2030, 3 mo. USD Term SOFR + 1.15%(1)(2)	2,335,186
906,921	Octagon Investment Partners XVII Ltd. 6.55%, 01/25/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	907,955
832,336	Race Point IX CLO Ltd. 6.50%, 10/15/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	832,493
2,750,000	Rad CLO 7 Ltd. 6.64%, 04/17/2036, 3 mo. USD Term SOFR + 1.35%(1)(2)	2,757,813
1,900,000	RR 24 Ltd. 7.03%, 01/15/2036, 3 mo. USD Term SOFR + 1.73%(1)(2)	1,904,311
1,805,617	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	1,831,687
6,834	SoFi Consumer Loan Program Trust 5.81%, 05/15/2031(1)	6,836
	Verizon Master Trust
2,700,000	4.89%, 04/13/2028	2,702,255
1,545,000	5.23%, 11/22/2027	1,545,460
810,000	Volvo Financial Equipment LLC 4.29%, 10/16/2028(1)	812,343
2,750,000	Voya CLO Ltd. 6.48%, 07/20/2032, 3 mo. USD Term SOFR + 1.20%(1)(2)	2,753,135
		65,500,616
	Whole Loan Collateral CMO - 3.0%
525,777	Angel Oak Mortgage Trust 2.53%, 01/26/2065(1)(3)	493,255
	BRAVO Residential Funding Trust
262,163	0.94%, 02/25/2049(1)(3)	238,143
287,433	0.97%, 03/25/2060(1)(3)	273,225
878,896	1.70%, 04/25/2060(1)(3)	811,316
127,417	Bunker Hill Loan Depositary Trust 2.72%, 11/25/2059(1)(4)	125,737
	COLT Mortgage Loan Trust
1,471,025	1.11%, 10/25/2066(1)(3)	1,252,530
375,711	1.33%, 10/26/2065(1)(3)	343,553
1,760,266	1.40%, 10/25/2066(1)(3)	1,504,295
68,674	1.51%, 04/27/2065(1)(3)	66,081
924,601	1.73%, 11/26/2066(1)(3)	829,676
1,074,308	CSMC Trust 3.57%, 07/25/2049(1)(4)	1,040,486
	Ellington Financial Mortgage Trust
389,303	0.93%, 06/25/2066(1)(3)	326,410
41,386	2.74%, 11/25/2059(1)(3)	40,171
	GCAT Trust
2,535,469	1.26%, 07/25/2066(1)(3)	2,124,421
536,726	1.92%, 08/25/2066(1)(3)	495,585
	MFA Trust
236,078	1.01%, 01/26/2065(1)(3)	219,401
442,890	1.03%, 11/25/2064(1)(3)	391,754
	New Residential Mortgage Loan Trust
1,221,804	1.16%, 11/27/2056(1)(3)	1,079,435
359,737	4.00%, 08/27/2057(1)(3)	349,840
	OBX Trust
450,000	5.12%, 06/25/2064(1)	451,330
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 36.3% - (continued)
	Whole Loan Collateral CMO - 3.0% - (continued)
$ 29,280	5.62%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	$28,619
44,379	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(3)	43,420
1,705,845	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	1,441,557
	Starwood Mortgage Residential Trust
202,381	0.94%, 05/25/2065(1)(3)	189,456
31,204	2.28%, 02/25/2050(1)(3)	29,853
	Towd Point Mortgage Trust
348,867	2.75%, 06/25/2057(1)(3)	338,251
559,814	3.75%, 03/25/2058(1)(3)	552,809
74,853	5.57%, 02/25/2057, 1 mo. USD Term SOFR + 0.71%(1)(2)	77,071
	Verus Securitization Trust
1,015,409	1.63%, 10/25/2066(1)(3)	875,028
94,636	3.64%, 11/25/2059(1)(4)	93,133
150,068	3.69%, 11/25/2059(1)(3)	147,948
		16,273,789
	Total Asset & Commercial Mortgage-Backed Securities (cost $196,907,970)	$195,654,130
CORPORATE BONDS - 25.1%
	Aerospace/Defense - 0.2%
900,000	Litton Industries, Inc. 7.75%, 03/15/2026	$935,556
	Agriculture - 0.5%
1,700,000	Cargill, Inc. 3.50%, 04/22/2025(1)(5)	1,689,932
1,225,000	Philip Morris International, Inc. 5.13%, 11/15/2024	1,224,742
		2,914,674
	Auto Manufacturers - 1.5%
1,400,000	American Honda Finance Corp. 4.95%, 01/09/2026	1,412,644
	Daimler Truck Finance North America LLC
565,000	5.15%, 01/16/2026(1)	569,823
875,000	5.60%, 08/08/2025(1)	882,145
1,500,000	General Motors Financial Co., Inc. 5.88%, 10/15/2024, 3 mo. USD SOFR + 0.62%(2)	1,500,174
	Hyundai Capital America
1,650,000	5.45%, 06/24/2026(1)	1,677,372
1,000,000	6.25%, 11/03/2025(1)	1,018,558
1,225,000	Mercedes-Benz Finance North America LLC 5.50%, 11/27/2024(1)	1,225,356
		8,286,072
	Beverages - 0.1%
730,000	Diageo Capital PLC 5.20%, 10/24/2025	737,719
	Chemicals - 0.6%
1,700,000	International Flavors & Fragrances, Inc. 1.23%, 10/01/2025(1)	1,640,951
1,225,000	Linde, Inc. 4.80%, 12/05/2024	1,224,599
580,000	Nutrien Ltd. 5.95%, 11/07/2025	589,018
		3,454,568
	Commercial Banks - 12.4%
1,600,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	1,656,169
1,750,000	ANZ New Zealand International Ltd. 5.66%, 02/18/2025, 3 mo. USD SOFR + 0.60%(1)(2)	1,751,686

56

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.1% - (continued)
	Commercial Banks - 12.4% - (continued)
$ 925,000	Bank of America Corp. 5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(6)	$932,461
2,000,000	Bank of America NA 5.65%, 08/18/2025	2,021,961
	Bank of New York Mellon
430,000	5.15%, 05/22/2026, (5.15% fixed rate until 05/22/2025; 6 mo. USD SOFR + 1.07% thereafter)(6)	431,671
1,000,000	5.22%, 11/21/2025, (5.22% fixed rate until 11/21/2024; 6 mo. USD SOFR + 0.80% thereafter)(6)	1,000,190
	Banque Federative du Credit Mutuel SA
1,000,000	4.52%, 07/13/2025(1)	1,000,386
1,250,000	4.94%, 01/26/2026(1)	1,259,369
875,000	5.90%, 07/13/2026(1)	899,204
950,000	Barclays PLC 7.33%, 11/02/2026, (7.33% fixed rate until 11/02/2025; 1 yr. USD CMT + 3.05% thereafter)(6)	974,763
1,125,000	BPCE SA 5.20%, 01/18/2027(1)	1,145,822
1,210,000	Canadian Imperial Bank of Commerce 5.24%, 06/28/2027	1,242,916
1,625,000	Citibank NA 4.93%, 08/06/2026	1,648,894
1,400,000	Citigroup, Inc. 5.88%, 01/25/2026, 3 mo. USD SOFR + 0.69%(2)	1,402,755
750,000	Citizens Bank NA 6.06%, 10/24/2025, (6.06% fixed rate until 09/23/2025; 6 mo. USD SOFR + 1.45% thereafter)(6)	749,973
1,250,000	Commonwealth Bank of Australia 5.08%, 01/10/2025	1,250,402
2,190,000	Credit Agricole SA 5.59%, 07/05/2026(1)	2,239,689
	Danske Bank AS
1,180,000	6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(6)	1,198,398
750,000	6.47%, 01/09/2026, (6.47% fixed rate until 01/09/2025; 1 yr. USD CMT + 2.10% thereafter)(1)(6)	752,475
1,880,000	Fifth Third Bank NA 5.85%, 10/27/2025, (5.85% fixed rate until 10/28/2024; 6 mo. USD SOFR + 1.23% thereafter)(6)	1,880,624
1,675,000	Goldman Sachs Bank USA 5.41%, 05/21/2027, (5.41% fixed rate until 05/21/2026; 6 mo. USD SOFR + 0.75% thereafter)(6)	1,701,890
	Goldman Sachs Group, Inc.
1,250,000	5.70%, 11/01/2024	1,250,517
1,750,000	5.80%, 08/10/2026, (5.80% fixed rate until 08/10/2025; 6 mo. USD SOFR + 1.08% thereafter)(6)	1,765,348
1,250,000	HSBC Holdings PLC 7.34%, 11/03/2026, (7.34% fixed rate until 11/03/2025; 6 mo. USD SOFR + 3.03% thereafter)(6)	1,285,429
1,250,000	Huntington National Bank 5.70%, 11/18/2025, (5.70% fixed rate until 11/18/2024; 6 mo. USD SOFR + 1.22% thereafter)(6)	1,250,090
850,000	JP Morgan Chase & Co. 5.55%, 12/15/2025, (5.55% fixed rate until 12/15/2024; 6 mo. USD SOFR + 1.07% thereafter)(6)	850,477
780,000	Lloyds Banking Group PLC 5.46%, 01/05/2028, (5.46% fixed rate until 01/05/2027; 1 yr. USD CMT + 1.38% thereafter)(6)	797,295
	Macquarie Group Ltd.
1,500,000	5.96%, 10/14/2025, 3 mo. USD SOFR + 0.71%(1)(2)	1,500,097
1,200,000	6.21%, 11/22/2024(1)	1,201,363
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.1% - (continued)
	Commercial Banks - 12.4% - (continued)
	Manufacturers & Traders Trust Co.
$ 2,310,000	4.65%, 01/27/2026	$2,308,001
1,850,000	5.40%, 11/21/2025	1,861,386
1,225,000	Morgan Stanley 5.05%, 01/28/2027, (5.05% fixed rate until 01/28/2026; 6 mo. USD SOFR + 1.30% thereafter)(6)	1,236,332
	Morgan Stanley Bank NA
1,250,000	4.75%, 04/21/2026	1,261,205
1,500,000	5.48%, 07/16/2025	1,510,834
	National Australia Bank Ltd.
1,225,000	4.97%, 01/12/2026	1,238,061
1,400,000	5.64%, 01/12/2025, 3 mo. USD SOFR + 0.38%(1)(2)	1,400,485
1,000,000	National Securities Clearing Corp. 5.15%, 05/30/2025(1)	1,003,853
1,510,000	PNC Financial Services Group, Inc. 5.67%, 10/28/2025, (5.67% fixed rate until 10/28/2024; 6 mo. USD SOFR + 1.09% thereafter)(6)	1,509,962
	Royal Bank of Canada
875,000	5.20%, 07/20/2026	893,345
1,475,000	5.64%, 10/07/2024, 3 mo. USD SOFR + 0.34%(2)	1,475,033
950,000	5.66%, 10/25/2024	950,348
	Societe Generale SA
1,350,000	4.35%, 06/13/2025(1)	1,346,857
925,000	6.45%, 01/12/2027, (6.45% fixed rate until 01/12/2026; 1 yr. USD CMT + 2.30% thereafter)(1)(6)	941,397
	Standard Chartered PLC
1,225,000	6.17%, 01/09/2027, (6.17% fixed rate until 01/09/2026; 1 yr. USD CMT + 2.05% thereafter)(1)(5)(6)	1,246,395
850,000	7.78%, 11/16/2025, (7.78% fixed rate until 11/16/2024; 1 yr. USD CMT + 3.10% thereafter)(1)(6)	852,508
1,500,000	State Street Corp. 5.75%, 11/04/2026, (5.75% fixed rate until 11/04/2025; 6 mo. USD SOFR + 1.35% thereafter)(6)	1,519,882
925,000	Toronto-Dominion Bank 5.10%, 01/09/2026	934,969
1,250,000	Truist Financial Corp. 5.90%, 10/28/2026, (5.90% fixed rate until 10/28/2025; 6 mo. USD SOFR + 1.63% thereafter)(6)	1,265,997
1,400,000	UBS AG 5.73%, 01/13/2025, 3 mo. USD SOFR + 0.47%(1)(2)	1,400,498
	Wells Fargo Bank NA
1,700,000	4.81%, 01/15/2026	1,712,799
1,750,000	5.55%, 08/01/2025	1,764,663
		66,677,124
	Diversified Financial Services - 0.7%
	American Express Co.
1,300,000	3.95%, 08/01/2025	1,294,593
1,250,000	4.99%, 05/01/2026, (4.99% fixed rate until 05/01/2025; 6 mo. USD SOFR + 1.00% thereafter)(6)	1,251,263
975,000	Capital One Financial Corp. 4.99%, 07/24/2026, (4.99% fixed rate until 07/24/2025; 6 mo. USD SOFR + 2.16% thereafter)(6)	975,020
		3,520,876
	Electric - 2.1%
1,310,000	Alliant Energy Finance LLC 5.40%, 06/06/2027(1)	1,343,503

57

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.1% - (continued)
	Electric - 2.1% - (continued)
$ 1,250,000	American Electric Power Co., Inc. 5.70%, 08/15/2025	$1,259,947
835,033	Consumers Securitization Funding LLC 5.55%, 03/01/2028	843,979
1,459,000	Emera U.S. Finance LP 3.55%, 06/15/2026	1,431,011
500,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(1)	504,334
	NextEra Energy Capital Holdings, Inc.
980,000	5.75%, 09/01/2025	989,934
525,000	6.05%, 03/01/2025	527,201
1,700,000	Sempra 5.40%, 08/01/2026	1,731,468
1,750,000	Southern California Edison Co. 5.35%, 03/01/2026	1,773,731
1,000,000	Southern Co. 5.15%, 10/06/2025	1,006,959
		11,412,067
	Gas - 0.2%
1,000,000	Spire, Inc. 5.30%, 03/01/2026	1,010,980
	Healthcare - Products - 0.3%
1,550,000	GE HealthCare Technologies, Inc. 5.55%, 11/15/2024	1,550,613
	Healthcare - Services - 0.9%
1,580,000	CommonSpirit Health 2.76%, 10/01/2024	1,580,000
545,000	Elevance Health, Inc. 5.35%, 10/15/2025	549,829
	UnitedHealth Group, Inc.
1,300,000	4.75%, 07/15/2026	1,318,943
1,395,000	5.15%, 10/15/2025	1,409,235
		4,858,007
	Insurance - 2.4%
	Athene Global Funding
1,600,000	4.86%, 08/27/2026(1)	1,610,126
980,000	5.68%, 02/23/2026(1)	994,193
705,000	Corebridge Financial, Inc. 3.50%, 04/04/2025	699,648
725,000	Corebridge Global Funding 5.75%, 07/02/2026(1)	743,305
1,540,000	Equitable Financial Life Global Funding 5.50%, 12/02/2025(1)	1,560,012
	Jackson National Life Global Funding
1,225,000	5.50%, 01/09/2026(1)	1,236,758
775,000	5.55%, 07/02/2027(1)	795,796
1,225,000	Metropolitan Life Global Funding I 5.00%, 01/06/2026(1)	1,236,871
1,250,000	Pacific Life Global Funding II 5.50%, 08/28/2026(1)	1,279,224
	Protective Life Global Funding
1,375,000	3.22%, 03/28/2025(1)	1,364,273
1,525,000	5.37%, 01/06/2026(1)	1,543,566
		13,063,772
	IT Services - 0.2%
875,000	Hewlett Packard Enterprise Co. 5.90%, 10/01/2024	875,000
	Media - 0.2%
1,020,000	Comcast Corp. 5.25%, 11/07/2025	1,030,853
	Oil & Gas - 0.6%
1,400,000	Occidental Petroleum Corp. 5.88%, 09/01/2025	1,406,116
1,750,000	Ovintiv, Inc. 5.65%, 05/15/2025	1,756,825
		3,162,941
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 25.1% - (continued)
	Pharmaceuticals - 0.3%
$ 460,000	Bayer U.S. Finance LLC 6.13%, 11/21/2026(1)	$474,092
1,225,000	CVS Health Corp. 5.00%, 02/20/2026	1,233,276
		1,707,368
	Pipelines - 1.1%
245,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	250,947
925,000	Enterprise Products Operating LLC 5.05%, 01/10/2026	935,396
1,100,000	Gray Oak Pipeline LLC 2.60%, 10/15/2025(1)	1,072,629
2,050,000	ONEOK, Inc. 5.55%, 11/01/2026	2,096,260
1,700,000	Williams Cos., Inc. 5.40%, 03/02/2026	1,721,704
		6,076,936
	Retail - 0.1%
800,000	AutoZone, Inc. 5.05%, 07/15/2026	811,770
	Semiconductors - 0.4%
1,120,000	Analog Devices, Inc. 5.58%, 10/01/2024, 3 mo. USD SOFR + 0.25%(2)	1,120,000
885,000	Intel Corp. 4.88%, 02/10/2026	889,364
		2,009,364
	Software - 0.1%
275,000	Oracle Corp. 5.80%, 11/10/2025	279,268
	Trucking & Leasing - 0.2%
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75%, 05/24/2026(1)	1,018,017
	Total Corporate Bonds (cost $134,140,370)	$135,393,545
U.S. GOVERNMENT AGENCIES - 4.4%
	Mortgage-Backed Agencies - 4.4%
	Federal Home Loan Mortgage Corp. - 0.7%
480,167	1.00%, 05/15/2041	$447,226
126,057	1.75%, 04/15/2027	123,726
17,035	3.00%, 05/15/2043	16,945
158,405	3.50%, 11/15/2025	157,050
1,106,085	3.50%, 05/15/2026	1,095,840
1,783,402	4.00%, 03/15/2037	1,773,415
		3,614,202
	Federal National Mortgage Association - 0.9%
357,032	1.75%, 09/25/2041	339,718
414,354	3.50%, 08/25/2026	410,279
549,168	3.50%, 11/01/2034	544,544
643,273	3.50%, 11/25/2038	635,031
654,196	4.00%, 09/25/2039	648,595
1,184,659	4.00%, 07/25/2040	1,174,607
1,193,834	4.00%, 06/25/2041	1,186,327
		4,939,101
	Government National Mortgage Association - 2.8%
2,347,318	2.00%, 12/16/2040	2,181,680
1,591,666	2.00%, 06/16/2041	1,512,535
307,189	2.50%, 09/20/2046	296,345
749,601	3.50%, 01/20/2052	739,395
10,226,349	4.50%, 11/20/2043	10,197,828
		14,927,783
	Total U.S. Government Agencies (cost $23,207,271)	$23,481,086

58

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 18.6%
	U.S. Treasury Securities - 18.6%
	U.S. Treasury Notes - 18.6%
$ 22,600,000	0.38%, 11/30/2025		$21,703,945
10,000,000	0.75%, 11/15/2024		9,949,996
21,050,000	1.38%, 08/31/2026		20,165,242
11,600,000	2.88%, 08/15/2028		11,298,672
36,690,000	4.25%, 10/15/2025		36,798,924
	Total U.S. Government Securities (cost $99,115,784)		$99,916,779
	Total Long-Term Investments (cost $453,371,395)		$454,445,540
SHORT-TERM INVESTMENTS - 12.9%
	Repurchase Agreements - 0.8%
4,164,830	Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/2024 at 4.87%, due on 10/01/2024 with a maturity value of $4,165,393; collateralized by U.S. Treasury Note at 3.50%, maturing 09/30/2026, with a market value of $4,248,238		$4,164,830
	Securities Lending Collateral - 0.3%
223,608	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(7)		223,608
745,360	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(7)		745,360
223,608	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(7)		223,608
223,608	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(7)		223,608
			1,416,184
	U.S. Treasury Securities - 11.8%
	U.S. Treasury Bills - 11.8%
3,028,900	4.83%, 01/07/2025(8)		2,992,120
5,400,000	4.83%, 01/14/2025(8)		5,329,759
2,446,100	4.85%, 01/07/2025(8)		2,416,397
3,000,000	4.96%, 03/20/2025(8)		2,939,399
13,925,000	5.04%, 01/30/2025(8)		13,720,921
10,000,000	5.09%, 10/31/2024(8)		9,956,958
5,000,000	5.12%, 11/07/2024(8)		4,973,509
5,825,000	5.13%, 04/17/2025(8)		5,698,196
10,900,000	5.14%, 11/19/2024(8)		10,823,817
5,000,000	5.15%, 11/14/2024(8)		4,968,436
			63,819,512
	Total Short-Term Investments (cost $69,325,739)		$69,400,526
	Total Investments (cost $522,697,134)	97.3%	$523,846,066
	Other Assets and Liabilities	2.7%	14,804,413
	Net Assets	100.0%	$538,650,479
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2024, the aggregate value of these securities was
$181,193,570, representing 33.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2024. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Represents entire or partial securities on loan.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Current yield as of period end.
(8)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

59

Hartford Ultrashort Bond HLS Fund
Schedule of Investments – (continued)
September 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$195,654,130	$—	$195,654,130	$—
Corporate Bonds	135,393,545	—	135,393,545	—
U.S. Government Agencies	23,481,086	—	23,481,086	—
U.S. Government Securities	99,916,779	—	99,916,779	—
Short-Term Investments	69,400,526	1,416,184	67,984,342	—
Total	$523,846,066	$1,416,184	$522,429,882	$—

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.

60

Hartford Series Fund, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
NWM	NatWest Markets Plc
SGG	Societe Generale Group
Currency Abbreviations:
BRL	Brazil Real
EUR	Euro Member Countries
USD	United States Dollar
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Tbk	Terbuka

61